Calvert  Variable  Series,  Inc.
Calvert  Social  Money  Market  Portfolio

Managed  by  Calvert  Asset  Management  Company,  Inc.
Dear  Investor:



Performance
For the six months ended June 30, 2001, the fund shares returned 2.38%* versus 2.36% for the Lipper Variable Money Market Funds Average.
Investment  Climate
Recent economic releases indicate that the overall U.S. economy may be contracting. At the very least it has stalled. Real GDP has been rising at only about a 0.5% annual rate during the second quarter. Manufacturing data indicates that the sector is still weakening. Real consumer spending and construction have remained fairly resilient so far. However, consumption has slowed recently, and construction may be topping out. Many believe the only thing keeping the economy out of a recession is consumer spending. Consumer spending has accounted for approximately two-thirds of final sales despite a lagging stock market, negative corporate earnings announcements, and mounting layoffs. While spending has slowed recently, it should receive a boost with the forthcoming tax rebate checks. Growth, not inflation, has become the main concern. It remains to be seen if the easing in monetary and fiscal policy can counteract weakness in labor markets, a potential negative wealth effect, and increasingly negative corporate earnings and spending.
Strategy
The Portfolio benefited from extending the average weighted maturity during the fourth quarter of 2000. The extension enabled the Portfolio to lock in rates as all signs pointed to Fed easing. During the past six months, we continued to maintain a long average weighted maturity as the markets and economic data called for further easing. Since the beginning of the year the Fed has cut the federal funds rate to 3.75%.
Outlook
It is worthy to report a statement recently issued by the Federal Open Market Committee concerning the health of the U.S. economy:
"The patterns evident in recent months-declining profitability and business capital spending, weak expansion of consumption, and slowing growth abroad-continue to weigh on the economy. The associated easing of pressures on labor and product markets are expected to keep inflation contained. Although continuing favorable trends bolster long-term prospects for productivity growth and the economy, the Committee continues to believe that against the background of its long-run goals of price stability and sustainable economic growth and of the information currently available, the risks are weighted mainly toward conditions that may generate economic weakness in the foreseeable future." We will continue to monitor the economic releases of the coming months and maintain a weighted average maturity near that of our peers. The consensus among analysts is that an additional rate cut, most likely 25 basis points, is still to come.

Sincerely,



Thomas  A.  Dailey
Calvert  Asset  Management  Company
July  31,  2001


*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract. Calvert Social Money Market Portfolio of Calvert Variable Series, Inc., should not be confused with the Calvert Social Investment Fund Money Market Portfolio. Performance of the two funds will differ.

Money  Market  Portfolio
Schedule  of  Investments
June  30,  2001

                                                          Principal
Taxable Variable Rate Demand Notes - 50.1%                  Amount         Value
Alabama State IDA, 3.82%, 5/1/10, LOC: Regions Bank *     $175,000      $175,000
Alabama State Incentives Financing Authority, 3.85%,
  10/1/29, AMBAC Insured, BPA: Southtrust Bank *           700,000       700,000
Aspen Institute, Inc., 6.1038%, 12/1/04, LOC:
  AllFirst Bank *                                          300,000       300,000
Birmingham Public Educational Building Authority
  Student Housing Revenue, 4.70%, 6/1/30 LOC: First
  Union Bank *                                             215,000       215,000
California Pollution Control VRDN, 3.90%, 9/1/05,
  LOC: Wells Fargo Bank, NA *                              520,000       520,000
California Statewide Community Development Authority
  MFH Revenue VRDN:
  4.00%, 7/1/27, LOC: Commerze Bank, AG, Confirming
    LOC: Commeze Bank, AG*                                 200,000       200,000
  4.25%, 7/1/29, LOC: Sanwa Bank, Confirming LOC:
    California State Teacher's Retirement System *         345,000       345,000
  4.00%, 12/15/32, LOC: Bank of the West *                 750,000       750,000
Florida Housing Financial Agency, 6.00%, 7/1/23, LOC:
  Heller Financial Confirming LOC: Commeze Bank, AG *      750,000       750,000
Health Insurance Plan Greater NY Revenue, 3.95%,
  7/1/16, LOC: Morgan Guaranty Trust *                     300,000       300,000
IPC Industries, Inc., 3.85%, 10/1/11, LOC: National
  Bank of Canada *                                         280,000       280,000
Meriter Hospital Revenue, 3.90%, 12/1/16, LOC:
  Firstar Bank *                                           350,000       350,000
Milpitas California MFH Revenue, 3.85%, 8/15/33,
  LOC: FNMA *                                              300,000       300,000
Montgomery County, Kentucky IDA Revenue, 3.85%,
  8/1/06, LOC: Fleet Bank *                                169,000       169,000
Nevada Housing MFH Revenue, 3.87%, 4/1/31, LOC:
  East-West Bank, Confirming LOC: FHLB *                   585,000       585,000
New Jersey Economic Development Authority Revenue,
  4.05%, 11/1/06, LOC: First Union Bank *                  315,000       315,000
Post Apartment Homes LP MFH Revenue, 3.75%, 7/15/29,
  LOC: FNMA *                                              595,000       595,000
Sault Sainte Marie, Michigan Revenue VRDN, 4.41125%,
  6/1/03, LOC: National City Bank *                        100,000       100,000
Shawnee, Kansas Revenue, 4.23%, 12/1/12,
  LOC: Chase Manhattan *                                   615,000       615,000
Southeast Alabama Gas Distribution Revenue,
  3.85%, 6/1/25, AMBAC Insured, BPA: Amsouth Bank *        500,000       500,000
St. Joseph County Economic Development Revenue,
  3.90%, 6/1/27, LOC: FHLB *                               805,000       805,000
St. Paul, Minnesota Housing and Redevelopment Authority,
  3.90%, 6/1/15, LOC: Dexia Public Finance Bank *          640,000       640,000
St. Paul, Minnesota Port IDA, 3.95%, 6/1/11, LOC:
  US Bank - National Assn. *                               655,000       655,000
Stow-Glen Properties LLC, 3.90%, 11/1/19, LOC:
 Firstar Bank *                                            290,000       290,000
W.L. Petrey Wholesale Co., Inc., 3.85%, 3/1/11,
  LOC: Southtrust Bank, AL *                               785,000       785,000
Wenatchee Valley, Washington Clinic, 3.90%, 11/23/24,
  LOC: US Bank - National Assn. *                          195,000       195,000

     Total Taxable Variable Rate Demand Notes
      (Cost  $11,434,000)                                             11,434,000

Corporate  Obligations  -  1.3%
Evangelical Lutheran Good Samaritan Society Revenue
  Bonds, 5.95%, 11/1/01, LOC: FSA                          305,000       302,627

     Total Corporate Obligations (Cost $302,627)                         302,627

Certificates  Of  Deposit  -  4.4%
Comerica  Bank,  5.40%,  1/22/02                           500,000       500,162
Dresdner  Bank,  AG,  6.99%,  7/13/01                      500,000       499,997

Total  Certificates  of  Deposit  (Cost  $1,000,159)                   1,000,159

                                                          Principal
U.S. Government Agencies And Instrumentalities - 27.9%      Amount         Value
Federal Farm Credit Bank, 4.35%, 4/2/02                   $250,000      $249,906
Federal Home Loan Bank Discount Notes:
     4.65%,  7/13/01                                       250,000       249,612
     4.07%,  8/23/01                                     1,000,000       994,008
     4.68%,  8/31/01                                       250,000       248,017
     4.41%,  9/26/01                                       250,000       247,336
Federal Home Loan Mortgage Discount Notes:
     4.15%,  7/13/01                                     1,000,000       998,617
     3.81%,  8/3/01                                      1,000,000       996,507
     4.60%,  8/16/01                                       250,000       248,531
     4.87%,  1/3/02                                        500,000       487,419
     4.59%,  1/31/02                                       250,000       243,179
     4.58%,  2/28/02                                       192,000       186,089
     3.83%,  3/28/02                                       500,000       485,637
Federal National Mortgage Association Discount Notes:
     4.53%,  9/6/01                                        250,000       247,892
     4.46%,  11/8/01                                       250,000       245,974
     4.32%,  12/27/01                                      250,000       244,630

          Total U.S. Government Agencies and
  Instrumentalities (Cost $6,373,354)                                  6,373,354


Repurchase  Agreements  -  15.8%
State  Street  Bank,  4.00%,  dated  6/29/01,  due  7/2/01
     (Repurchase  proceeds  $3,601,200)
     (Collateral: $1,590,000 FNMA, 6.25%, 5/15/29;
      $2,170,000 FNMA 5.5%, 5/2/06)                      3,600,000     3,600,000

        Total Repurchase Agreements (Cost $3,600,000)                  3,600,000


           TOTAL INVESTMENTS (Cost $22,710,140) - 99.5%               22,710,140
           Other assets and liabilities, net - 0.5%                      122,641
           NET ASSETS - 100%                                         $22,832,781


* Optional tender features give these securities a shorter effective maturity date.

Explanation  of  Guarantees:     Abbreviations:
LOC:  Letter  of  Credit          Assn:  Association
                    FHLB:  Federal  Home  Loan  Bank
                    FNMA:  Federal  National  Mortgage  Association
                    IDA:  Industrial  Development  Authority
                    LLP:  Limited  Liability  Partnership
                    LP:  Limited  Partnership
                    MFH:  Multi-Family  Housing
                    VRDN:  Variable  Rate  Demand  Notes

See  notes  to  financial  statements.

Money  Market  Portfolio
Statement  of  Assets  and  Liabilities
June  30,  2001

Assets
Investments in securities, at value - see accompanying schedule      $22,710,140
Cash                                                                       2,671
Interest  receivable                                                     140,937
Other  assets                                                                114
     Total  assets                                                    22,853,862

Liabilities
Payable  to  Calvert  Asset  Management  Company,  Inc.                    7,918
Payable  to  Calvert  Administrative  Services  Company                    3,169
Payable  to  Calvert  Shareholder  Services,  Inc.                           222
Accrued  expenses  and  other  liabilities                                 9,772
     Total  liabilities                                                   21,081
          Net  assets                                                $22,832,781

Net  Assets  Consist  Of:
Par value and paid-in capital applicable to 22,837,355
  shares of common stock outstanding; $0.01 par value,
  2,000,000,000 shares authorized                                    $22,832,780
Undistributed  net  investment  income                                       322
Accumulated  net  realized  gain  (loss)  on  investments                  (321)

          Net  Assets                                                $22,832,781

          Net  Asset  Value  per  Share                                    $1.00

See  notes  to  financial  statements.

Money  Market  Portfolio
Statement  of  Operations
Six  Months  ended  June  30,  2001


Net  Investment  Income
Investment  Income:
     Interest  income                                                   $599,550
          Total  investment  income                                      599,550

Expenses:
     Investment  advisory  fee                                            33,536
     Transfer  agency  fees  and  expenses                                 3,347
     Administrative  fees                                                 18,277
     Accounting  fees                                                      6,415
     Directors'  fees  and  expenses                                         980
     Custodian  fees                                                       6,043
     Reports  to  shareholders                                               222
     Professional  fees                                                    4,232
     Miscellaneous                                                           160
          Total  expenses                                                 73,212
          Fees  paid  indirectly                                         (4,452)
               Net  expenses                                              68,760

                    Net  Investment  Income                              530,790

               Increase  (Decrease)  in  Net  Assets
               Resulting  From  Operations                              $530,790



See  notes  to  financial  statements.

Money  Market  Portfolio
Statements  of  Changes  in  Net  Assets

                                            Six Months Ended         Year Ended
                                                June 30,            December 31,
Increase (Decrease) in Net Assets                 2001                  2000
Operations:
     Net  investment  income                    $530,790             $1,163,115
     Net  realized  gain  (loss)                    -                      (315)

          Increase  (Decrease)  in  Net  Assets
          Resulting  From  Operations            530,790              1,162,800

Distributions  to  shareholders  from:
     Net  investment  income                    (532,243)            (1,161,350)

Capital  share  transactions:
     Shares  sold                             15,346,244             44,748,186
     Reinvestment  of  distributions             538,901              1,152,519
Shares  redeemed                             (16,020,018)           (39,320,170)
     Total capital share transactions           (134,873)             6,580,535

Total Increase (Decrease) in Net Assets         (136,326)             6,581,985

Net  Assets
Beginning  of  period                         22,969,107             16,387,122
End of period (including undistributed
  net investment income of $322 and
  $ 1,775, respectively)                     $22,832,781            $22,969,107

Capital  Share  Activity
Shares  sold                                  15,346,244             44,748,186
Reinvestment  of  distributions                  538,901              1,152,519
Shares  redeemed                             (16,020,018)           (39,320,170)
     Total  capital  share  activity            (134,873)             6,580,535


See  notes  to  financial  statements.

Notes  to  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: Calvert Social Money Market Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. Security Valuation: All securities are valued at amortized cost, which approximates market.
Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments. Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of .30%, of the Portfolio's average daily net assets. Calvert Administrative Services Company, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .20% of the average daily net assets of the Portfolio. Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $1,325 for the period ended June 30, 2001. National Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director who is not affiliated with the Advisor received a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

Note  C  -  Investment  Activity
The cost of investments owned at June 30, 2001, was substantially the same for federal income tax and financial reporting purposes.
As a cash management practice, the Portfolio may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.
Net realized capital loss carryforwards for federal income tax purposes, of $321 at June 30, 2001 may be utilized to offset future capital gains until expiration in December 2008.
Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio's average daily balance of these borrowings outstanding during the period ended June 30, 2001 was $17,100 at a weighted average interest rate of 6.08%. The maximum amount of these borrowings outstanding during the period ended June 30, 2001 was $462,961 during January 2001. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2001.

Money  Market  Portfolio
Financial  Highlights

                                                 Periods Ended
                                    June 30,      December 31,      December 31,
                                      2001           2000              1999
Net asset value, beginning            $1.00             $1.00             $1.00
Income from investment operations
  Net investment income                .024              .058              .047
     Total from investment operations  .024              .058              .047
Distributions from
  Net investment income               (.024)            (.058)            (.047)
Total increase (decrease) in
  net asset value                       -                 -                 -
Net asset value, ending               $1.00             $1.00             $1.00

Total return                           2.38%             5.94%             4.82%
Ratios  to  average  net  assets:
     Net  investment  income           4.75%  (a)        5.85%             4.72%
     Total  expenses                    .65%  (a)         .66%              .67%
     Expenses  before  offsets          .65%  (a)         .66%              .67%
     Net  expenses                      .62%  (a)         .61%              .64%
Net assets, ending (in thousands)    $22,833           $22,969           $16,387




                                                  Years Ended
                                December 31,      December 31,      December 31,
                                    1998              1997              1996
Net  asset  value,  beginning         $1.00             $1.00             $1.00
Income from investment operations
  Net  investment  income              .050              .051              .048
    Total from investment operations   .050              .051              .048
Distributions from
  Net investment income               (.050)            (.051)            (.048)
Total increase (decrease) in net
  asset value                           -                 -                 -
Net asset value, ending               $1.00             $1.00             $1.00

Total  return                          5.14%             5.20%             4.95%
Ratios to average net assets:
     Net investment income             5.01%             5.10%             4.82%
     Total  expenses                    .66%              .69%              .75%
     Expenses  before  offsets          .66%              .69%              .75%
     Net  expenses                      .63%              .59%              .62%
Net assets, ending (in thousands)    $11,205            $6,242            $4,378

(a)     Annualized

Calvert  Variable  Series,  Inc.
Calvert  social  small  cap  growth  Portfolio

Managed  by  Awad  Asset  Management,  Inc.
Dear  Investor:

Performance
For the six months ended June 30, 2001, the CVS Calvert Social Small Cap Growth Portfolio returned 10.16% outperforming the 6.94% returned by the Russell 2000 Index.

Economic  Climate
The past six months have been characterized by slowing economic growth, despite significant interest rate easing by the Fed. The next few months are likely to follow the same pattern, threatening delayed economic recovery and corporate profits. It will take some time to work through corporate technology overspending, and we will continue to see businesses pare back inventories in light of slowing business conditions. Consumer spending, which has been the sustaining strength in the economy, could be hampered by sustained high energy costs and the cumulative effect of rising layoffs.

Thus, we may have one more period of weakness in equity prices. In our view, the majority of risk remains in the technology and large capitalization growth areas, as this is where the earnings disappointments will be concentrated and as these are the stocks that are over-owned and which sell at higher valuations.

Strategy
Our performance during the period was the result of prudent stock selection and bottom-up stock picking in line with Awad's traditional approach to investing. Small cap stocks have outperformed the S&P since March 30, 1999, and investors continue to move money out of the large cap growth equities into small cap stocks, which have recently provided better returns.

As we close the first half of the year, we find investors uncertain about the near term future of the economy. As a result, most equity indices are in modest negative territory for the first half of the year. Our opinion is that the immediate future will be frustrating for the bulls but the intermediate and long-term future will be frustrating for the bears.

The future is bright for investors who buy the stocks of attractively priced companies that can show good earnings growth over the next few years, and we have attempted to fill the Portfolio with these types of stocks.

Outlook
Despite current economic conditions, U.S. corporations are in excellent shape for the long term and are the low cost producers and technology leaders in industries driving worldwide long-term economic growth.

In the short term, we expect properly chosen investments to provide good returns for those who buy on weakness over coming weeks.


CVS  Calvert  Social
Small Cap Growth Portfolio1Comparison of change in value of a hypothetical $10,000 investment.2





[INSERT  LINE  GRAPH  HERE]










Average  Annual  Total  Return
(period  ended  6.30.01)
One  year                      7.83%
Five  year                     4.20%
Since  inception  (3.15.95)    9.20%

1Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

2For comparison purposes, Portfolio and Index performance is shown from the month end date of 3.31.95.

Past  performance  does  not  indicate  future  results.

New  Subadvisor  assumed  management  of  the  Portfolio effective October 1997.

Looking further forward, we believe the small to medium capitalization sector should provide the best risk-adjusted returns over the long term. This sector is attractively priced relative to large cap stocks, and small-cap stocks are relatively cheap on a short, intermediate, and long-term basis. Being unit growth businesses, many of these companies can show earnings growth in a slow growth economy. As we move toward 2002, we will see increasing opportunities to make money in the equity markets.


Sincerely,

James  D.  Awad
Awad  Asset  Management
July  31,  2001


Calvert Social Small Cap Growth Portfolio of Calvert Variable Series, Inc., should not be confused with the New Vision Small Cap Fund. Performance of the two funds will differ.

Small  Cap  Growth  Portfolio
Schedule  of  Investments
June  30,  2001

Equity Securities - 87.5%                                   Shares         Value
Agricultural  Products  -  3.6%
Corn  Products  International,  Inc.                        12,300      $393,600

Air  Freight  -  3.7%
EGL,  Inc.*                                                  8,000       139,680
Iron  Mountain,  Inc.*                                       6,000       269,040
                                                                         408,720

Auto  Parts  &  Equipment  -  2.2%
Gentex  Corp.*                                               8,850       246,650

Banks  -  4.4%
Capital  Crossing  Bank*                                     9,000       151,380
North  Fork  Bancorp.*                                      11,000       341,000
                                                                         492,380

Communications  Equipment  -  6.1%
American  Tower  Corp.,  Class  A*                          19,300       398,931
Commscope,  Inc.*                                           12,000       282,000
                                                                         680,931

Cosmetics  -  2.3%
Aptargroup,  Inc.                                            7,900       256,197

Electrical  Equipment  -  2.0%
Belden,  Inc.                                                8,500       227,375

Financial  -  Diversified  -  1.5%
Doral  Financial  Corp.                                      4,800       164,640

Food  -  2.1%
Del  Monte  Foods  Co.*                                     27,500       230,450

Healthcare, Medical Product and Supplies - 3.9%
Sola  International,  Inc.*                                 30,500       430,355

Healthcare  -  Special  Services  -  3.3%
Hooper  Holmes,  Inc.                                       32,000       328,000
Maximus,  Inc.*                                              1,000        40,090
          368,090

Insurance  -  Life  /  Health  -  5.1%
Annuity  and  Life  Realty  Holdings                         9,000       321,750
Presidential  Life  Corp.                                   11,000       246,400
          568,150

Investment  Banking  -  2.0%
Interactive  Data  Corp.                                    25,000       225,000

Investment  Management  -  2.1%
Investors  Financial  Services  Corp.                        3,500       234,500

Leisure  Time  -  Products  -  1.6%
Handleman  Co.*                                             10,600       177,550

Equity Securities - Cont'd                                  Shares         Value
Machinery  -  Diversified  -  4.2%
Kaydon  Corp                                                 8,900      $228,285
Harnischfeger  Industries,  Inc.*                           14,500       237,800
                                                                         466,085

Manufacturing  -  Diversified  -  1.1%
Spartech  Corp.                                              5,000       120,750

Office  Equipment  &  Supplies  -  4.4%
United  Stationers,  Inc.*                                  15,500       489,180

Photography  /  Imaging  -  0.9%
Concord  Camera  Corp.*                                     16,800        99,120

Publishing  -  5.5%
John  Wiley  &  Sons,  Inc.,  Class  A                      13,900       328,735
Penton  Media,  Inc                                         15,800       276,500
                                                                         605,235

Railroads  -  3.5%
Kansas  City  Southern  Industries,  Inc.                   24,500       387,100

Retail  -  Computer  &  Electronic  -  2.7%
Tech  Data  Corp.*                                           9,000       300,240

Services  -  Commercial  and  Consumer  -  8.3%
Startek  Inc.  *                                            15,900       359,340
TeleTech  Holdings,  Inc.  *                                23,500       211,265
Viad  Corp.*                                                13,500       356,400
                                                                         927,005

Services  -  Computer  Systems  -  1.9%
Investment  Technology  Group,  Inc.*                        4,200       211,218

Services  -  Employment  -  3.4%
Hall,  Kinion  &  Associates,  Inc.*                        16,000       128,960
Korn  /  Ferry  International  *                            16,000       248,000
          376,960

Specialty  Printing  -  2.6%
Valassis  Communications,  Inc.*                             7,900       282,820

Telecommunication  -  Equipment's  -  3.1%
Plantronics,  Inc.*                                         15,000       347,250

         Total Equity Securities (Cost $8,414,266)                     9,717,551

                                                           Principal
Repurchase  Agreements  -  12.6%                            Amount
State Street Bank, 4.00%, dated 6/29/01, due 7/2/01
  (Repurchase proceeds $1,400,467)
  (Collateral: $1,442,175, FHLB, 6.45%, 4/29/09)        $1,400,000     1,400,000

     Total  Repurchase Agreements (Cost $1,400,000)                    1,400,000

         TOTAL INVESTMENTS ( Cost $9,814,266) - 100.1%                11,117,551
         Other assets and liabilities, net - (0.1%)                     (15,092)
         Net  Assets  -  100%                                        $11,102,459
*   Non-income  producing.

See  notes  to  financial  statements.

small  cap  Growth  Portfolio
Statement  of  Assets  and  Liabilities
June  30,  2001

Assets
Investments in securities, at value - see accompanying schedule      $11,117,551
Cash                                                                     551,349
Dividends  receivable                                                      5,087
Other  assets                                                                342
     Total  assets                                                    11,674,329

Liabilities
Payable  for  securities  purchased                                      557,502
Payable  to  Calvert  Asset  Management  Company,  Inc.                    6,827
Payable  to  Calvert  Administrative  Services  Company                    2,371
Accrued  expenses  and  other  liabilities                                 5,170
     Total  liabilities                                                  571,870
          Net  assets                                                $11,102,459

Net  Assets  Consist  of:
Par value and paid-in capital applicable to 742,321 shares of common stock outstanding; $0.01 par value, 1,000,000,000 shares
  authorized                                                          $9,786,949
Undistributed  net  investment  income  (loss)                          (19,280)
Accumulated  net  realized  gain  (loss)  on  investments                 31,505
Net  unrealized  appreciation  (depreciation)  on investments          1,303,285

          Net  Assets                                                $11,102,459

          Net  Asset  Value  per  Share                                   $14.96


See  notes  to  financial  statements.

small  cap  Growth  Portfolio
Statement  of  Operations
Six  Months  ended  June  30,  2001

Net  Investment  Income
Investment  Income:
     Dividend  income  (net  of foreign taxes withheld of $126)          $18,635
     Interest  income                                                     15,174
          Total  investment  income                                       33,809

Expenses:
     Investment  advisory  fee                                            32,903
     Transfer  agent  fees  and  expenses                                  3,439
     Accounting  fees                                                      4,641
     Directors'  fees  and  expenses                                         392
     Administrative  fees                                                 10,792
     Custodian  fees                                                       5,854
     Reports  to  shareholders                                             1,570
     Professional  fees                                                    3,460
     Miscellaneous                                                            47
          Total  expenses                                                 63,098
          Fees  paid  indirectly                                        (10,009)
               Net  expenses                                              53,089

                    Net  Investment  Income  (Loss)                     (19,280)

Realized  and  Unrealized  Gain  (Loss)  on  Investments
Net  realized  gain  (loss)                                            (171,487)
Change  in  unrealized  appreciation  or  (depreciation)               1,038,072

      Net Realized and Unrealized Gain (Loss) on Investments             866,585

      Increase (Decrease) in Net Assets Resulting From Operations       $847,305


See  notes  to  financial  statements.

small  cap  Growth  Portfolio
Statements  of  Changes  in  Net  Assets

                                            Six Months Ended         Year ended
                                                June 30,            December 31,
Increase (Decrease) in Net Assets                 2001                  2000
Operations:
  Net  investment  income  (loss)              ($19,280)           ($50,449)
  Net  realized  gain  (loss)                  (171,487)            913,218
  Change in unrealized appreciation or
   (depreciation)                             1,038,072            (556,626)

     Increase (Decrease) in Net Assets
     Resulting  From  Operations                847,305             306,143

Distributions  to  shareholders  from:
     Net  realized  gain  on  investments          -               (269,190)
          Total  distributions                     -               (269,190)

Capital  share  transactions:
  Shares  sold                                5,342,482           4,159,668
  Reinvestment  of  distributions                  -                269,190
  Shares  redeemed                           (2,291,635)         (1,710,984)
     Total capital share transactions         3,050,847           2,717,874

Total Increase (Decrease) in Net Assets       3,898,152           2,754,827

Net  Assets
Beginning  of  period                         7,204,307           4,449,480
End of period (including undistributed
  net investment income (loss) of
  ($19,280) and $0, respectively)           $11,102,459          $7,204,307

Capital  Share  Activity
Shares  sold                                    380,499             296,512
Reinvestment  of  distributions                    -                 19,735
Shares  redeemed                               (168,646)           (121,000)
     Total  capital  share  activity            211,853             195,247


See  notes  to  financial  statements.

Notes  to  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: Calvert Social Small Cap Growth Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.
Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments. Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of .75%, of the Portfolio's average daily net assets. Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly of
 .25%  based  on  the  Portfolio's  average  daily  net  assets.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. National Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.
Note  C  -  Investment  Activity
During the period, purchases and sales of investments, other than short-term securities, were $5,955,533 and $3,342,960, respectively.
The cost of investments owned at June 30, 2001 was substantially the same for federal income tax and financial reporting purposes. Net unrealized appreciation aggregated $1,303,285, of which $1,724,703 related to appreciated securities and $421,418 related to depreciated securities.
Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio had no loans outstanding pursuant to
this  line  of  credit  at     June  30,  2001.

small  cap  Growth  Portfolio
Financial  Highlights

                                               Periods Ended
                                June 30,        December 31,        December 31,
                                  2001              2000                1999
Net asset value, beginning       $13.58            $13.27              $11.12
Income from investment
  operations
  Net investment income (loss)     (.03)             (.10)               (.05)
  Net realized and unrealized
    gain  (loss)                   1.41               .94                2.20
      Total from investment
       operations                  1.38               .84                2.15
Distributions  from
  Net investment income             -                 -                   **
  Net realized gains                -                (.53)                -
     Total distributions            -                (.53)                -
Total increase (decrease) in
  net asset value                  1.38               .31                2.15
Net  asset  value,  ending       $14.96            $13.58              $13.27

Total  return                     10.16%             6.29%              19.38%
Ratios  to  average  net  assets:
  Net investment income (loss)     (.44%)  (a)       (.86%)              (.51%)
  Total  expenses                  1.44%   (a)       1.61%               1.58%
  Expenses before offsets          1.44%   (a)       1.61%               1.58%
  Net  expenses                    1.21%   (a)       1.26%               1.15%
Portfolio  turnover                  42%              106%                 79%
Net assets, ending
  (in thousands)                 $11,102            $7,204              $4,449



                                                Years Ended
                            December 31,        December 31,        December 31,
                                1998                1997                1996
Net asset value, beginning     $12.02              $14.65              $10.94
Income from investment
  operations
   Net investment income (loss)   .02                (.12)               (.15)
   Net realized and unrealized
    gain (loss)                  (.77)              (1.32)               3.90
      Total from investment
       operations                (.75)              (1.44)               3.75
Distributions  from
  Net investment income          (.01)                -                   -
  Net realized gains             (.14)              (1.19)               (.04)
     Total distributions         (.15)              (1.19)               (.04)
Total  increase (decrease)
  in net asset value             (.90)              (2.63)               3.71
Net asset value, ending        $11.12              $12.02              $14.65

Total  return                   (6.23%)             (9.86%)             34.33%
Ratios to average net assets:
  Net investment income (loss)    .12%              (1.19%)             (1.60%)
  Total expenses                 1.33%               2.10%               2.47%
  Expenses before offsets        1.33%               1.92%               2.27%
  Net expenses                   1.12%               1.61%               1.81%
Portfolio  turnover                72%                292%                120%
Net assets, ending
  (in  thousands)              $3,626              $4,146              $3,031








(a)     Annualized

**     Distribution  was  less  than  .01  per  share.

Calvert  Variable  Series,  Inc.
Calvert  Social  Mid  Cap  Growth  Portfolio

Managed  by  Brown  Capital  Management,  Inc.




Dear  Investor:

Performance
For the six-month period ended June 30, 2001, the CVS Calvert Social Mid Cap Growth Portfolio returned -4.74%, lagging the S&P Midcap Index at 0.97% over the same period, but outperforming the -12.07% return of the average variable annuity midcap growth fund as measured by Lipper.

A couple of stocks accounted for the poor performance relative to the S&P Midcap 400 Index. In the Consumer Cyclicals sector, Acxiom and Catalina Marketing, and in the Capital Goods sector, Sanmina and Solectron, were the four companies that led to the Fund's underperformance. During the quarter, we sold the position in Acxiom after concluding that fundamental deterioration in their business would persist for some time. We remain committed to Catalina Marketing, a leader in point-of-purchase marketing. We also have a favorable long-term outlook on the Electronics Manufacturing Services industry in which both Sanmina and Solectron operate.

Economic  Climate
As the second quarter of 2001 came to a close, there were certain developments that we knew and understood. For example, the overall technology sector is in bad shape, and in some areas (e.g., the Internet, networking and telecommunications industries), getting worse. Many of the companies in this splintered sector have little chance of recovering prior to 2002. Even then, the recovery will likely be muted and drawn out. However, it would seem that with improvement in "old economy" businesses toward the end of 2001 and into the first half of next year, we could see a noticeable increase in corporate information technology spending especially with the stimulus of six interest rate cuts by the Federal Reserve.

Outlook
With interest rates declining, it is reasonable to expect the U.S. and the world economies to show gradual improvement. This should have a salutary affect on corporate capital spending affecting sales of mainframes, data storage, and new software applications. For this reason, we continue to be over-weighted in the technology sector and expect to see this sector rebound in the next nine to twelve months with the equities for these companies discounting the improving quarterly profit comparisons at least six months in advance.


CVS  Calvert  Social
Mid  Cap  Growth  Portfolio1

Comparison  of  change  in
value  of  a  hypothetical  $10,000  investment.2






INSERT  LINE  GRAPH  HERE









Average  Annual  Total  Return
(period  ended  6.30.01)
One  year                         (4.67%)
Five  year                        12.50%
Since  inception  (7.16.91)       12.52%

1Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

2For  comparison  purposes,  Portfolio  and  Index performance is shown from the
month  end  date of 7.31.91, rather than the   actual inception date of 7.16.91.

Past  performance  does  not  indicate  future  results.

New  subadvisors  assumed  management  of the Portfolio effective December 1994.

While the market's volatility will likely remain for the balance of this year, we believe that our Portfolio reflects companies that can deliver improving quarterly earnings comparisons, both near and long term. Current stock prices offer significant upside appreciation. We are confident that our time-tested GARP (Growth at a Reasonable Price) discipline, with its focus on revenue, earnings, and cash flow growth, should position us to achieve our desired results over time.




Sincerely,


Ed  Brown
Brown  Capital  Management
July  31,  2001


Calvert Social Mid Cap Growth Portfolio of Calvert Variable Series, Inc., should not be confused with the Calvert Capital Accumulation Fund. Performance of the two funds will differ.

Mid  Cap  Growth  Portfolio
Schedule  of  Investments
June  30,  2001

Equity Securities - 96.5%                                Shares          Value
Computer  -  Hardware  -  1.2%
Palm,  Inc.  *                                           127,300        $772,711

Computer - Software and Services - 13.8%
Advent  Software,  Inc.  *                                38,300       2,432,050
Amdocs,  Ltd.*                                            31,400       1,690,890
Compuware  Corp.*                                         55,700         779,243
Intuit,  Inc.*                                            36,100       1,443,639
Rational  Software  Corp.*                                55,800       1,565,190
RSA  Security,  Inc.*                                     34,700       1,073,965
                                                                       8,984,977

Distributors - Food and Health - 4.2%
Cardinal  Health,  Inc.                                   40,050       2,763,450

Electrical Equipment - 5.6%
Flextronics International, Ltd.*                          52,500       1,370,775
Sanmina  Corp.*                                           49,900       1,168,159
Solectron  Corp.*                                         61,900       1,132,770
                                                                       3,671,704

Electronics - Semiconductors - 11.0%
Altera  Corp.  *                                          74,100       2,148,900
Analog  Devices,  Inc.*                                   17,800         769,850
Atmel  Corp.  *                                          173,859       2,345,358
Conexant  System,  Inc.*                                  40,400         361,580
Vitesse  Semiconductor  Corp.*                            28,900         608,056
Xilinx,  Inc.*                                            22,600         932,024
                                                                       7,165,768

Financial  -  Diversified  -  2.3%
USA  Education,  Inc.                                     20,200       1,474,600

Healthcare - Hospital Management - 3.4%
Health Management Associates, Inc. *                     104,100       2,190,264

Healthcare - Medical Product and Supplies - 6.4%
Applied Biosystems Group - Applera Corp.                  24,300         650,025
Biomet,  Inc.                                             46,900       2,254,014
Guidant  Corp.  *                                         35,344       1,272,384
                                                                       4,176,423

Healthcare  -  Special  Services  -  7.8%
Covance,  Inc.  *                                         72,100       1,633,065
Omnicare,  Inc.                                           70,200       1,418,040
Quintiles  Transnational  Corp.  *                        80,900       2,042,725
                                                                       5,093,830

Investment Banking and Brokerage - 2.3%
Legg  Mason,  Inc.                                        30,800       1,532,608

Investment Management - 1.9%
T. Rowe Price Associates, Inc.                            32,800       1,226,392

Equity Securities - Cont'd                                Shares         Value
Leisure  Time  -  Products  -  2.8%
Harley-Davidson,  Inc.                                    38,100      $1,793,748

Manufacturing  -  Specialized  -  2.2%
Jabil  Circuit,  Inc.  *                                  45,600       1,407,216

Oil  and  Gas  -  Drilling  and  Equipment  -  1.2%
Smith  International,  Inc.  *                            13,200         790,680

Power  Producers  -  Independent  -  6.2%
AES  Corp.  *                                             42,700       1,838,235
Calpine  Corp.*                                           59,100       2,233,980
                                                                       4,072,215

Retail  -  Building  Supplies  -  2.7%
Fastenal  Co.                                             28,400       1,760,232

Retail  -  Department  Stores  -  2.9%
Kohl's  Corp.  *                                          29,700       1,863,081

Retail  -  Discounters  -  2.8%
Dollar  Tree  Stores,  Inc.  *                            65,950       1,836,048

Retail  -  Specialty  -  1.2%
Staples,  Inc.  *                                         47,500         759,525

Services  -  Advertising  and  Marketing  -  1.9%
Catalina  Marketing  Corp.  *                             41,100       1,253,961

Services  -  Data  Processing  -  8.2%
Bisys  Group,  Inc.  *                                    37,900       2,236,100
Fiserv,  Inc.  *                                          34,750       2,223,305
Paychex,  Inc.                                            22,975         919,000
                                                                       5,378,405

Services  -  Employment  -  1.1%
Robert  Half  International,  Inc.  *                     29,400         731,766

Telephone  -  3.4%
CenturyTel,  Inc.                                         72,100       2,184,630


     Total  Equity  Securities (Cost $63,674,793)                     62,884,234

Repurchase  Agreements  -  3.2%
State Street Bank, 4.0%, dated 6/29/01, due 7/2/01
  (Repurchase proceeds $2,100,690)
  (Collateral: $2,165,215, FHLB, 6.25%, 10/15/02)                     $2,100,000
2,100,000

      Total Repurchase Agreements (Cost $2,100,000)                    2,100,000


         TOTAL INVESTMENTS (Cost $65,774,793) - 99.7%                 64,984,234
         Other assets and liabilities, net - 0.3%                        225,760
         Net  Assets  -  100%                                        $65,209,994


*  Non-income  producing.

Abbreviations:
FHLB:  Federal  Home  Loan  Bank

See  notes  to  financial  statements.

Mid  Cap  Growth  Portfolio
Statement  of  Assets  and  Liabilities
June  30,  2001

Assets
Investments in securities, at value - see accompanying schedule      $64,984,234
Cash                                                                     283,867
Interest  and  dividends  receivable                                       9,842
Other  assets                                                                286
     Total  assets                                                    65,278,229

Liabilities
Payable  to  Calvert  Asset  Management  Company,  Inc.                   44,592
Payable  to  Calvert  Administrative  Services  Company                   12,618
Payable  to  Calvert  Shareholder  Services,  Inc.                           605
Accrued  expenses  and  other  liabilities                                10,420
     Total  liabilities                                                   68,235
          Net  assets                                                $65,209,994

Net  Assets  Consist  Of:
Par value and paid-in capital applicable to 2,205,427 shares of common stock outstanding; $0.01 par value, 1,000,000,000
  shares authorized                                                  $60,860,771
Undistributed  net  investment  income  (loss)                         (230,071)
Accumulated  net  realized  gain  (loss)  on  investments              5,369,853
Net  unrealized  appreciation  (depreciation)  on investments          (790,559)

          Net  Assets                                                $65,209,994

          Net  Asset  Value  per  Share                                   $29.57


See  notes  to  financial  statements.

Mid  Cap  Growth  Portfolio
Statement  of  Operations
Six  MOnths  Ended  June  30,  2001

Net  Investment  Income
Investment  Income:
     Interest  Income                                                    $67,497
     Dividend  income                                                     45,657
          Total  investment  income                                      113,154

Expenses:
     Investment  advisory  fee                                           203,889
     Transfer  agency  fees  and  expenses                                31,537
     Accounting  fees                                                     11,027
     Directors'  fees  and  expenses                                       2,882
     Administrative  fees                                                 75,376
     Custodian  fees                                                      13,993
     Reports  to  shareholders                                            10,407
     Professional  fees                                                    6,388
     Miscellaneous                                                            65
          Total  expenses                                                355,564
          Fees  paid  indirectly                                        (12,339)
               Net  expenses                                             343,225

                    Net  Investment  Income  (Loss)                    (230,071)

Realized  and  Unrealized  Gain  (Loss)  on  Investments
Net  realized  gain  (loss)                                            1,296,462
Change  in  unrealized  appreciation  or  (depreciation)             (4,366,811)

     Net Realized and Unrealized Gain (Loss) on Investments          (3,070,349)

       Increase (Decrease) in Net Assets Resulting From Operations  ($3,300,420)


See  notes  to  financial  statements.

Mid  Cap  Growth  Portfolio
Statements  of  Changes  in  Net  Assets

                                           Six Months Ended         Year ended
                                                June 30,            December 31,
Increase (Decrease) in Net Assets                 2001                  2000
Operations:
  Net investment income (loss)                  ($230,071)            ($310,385)
  Net realized gain (loss)                      1,296,462             8,690,564
  Change in unrealized appreciation or
    (depreciation)                             (4,366,811)           (4,294,384)

      Increase (Decrease) in Net Assets
       Resulting From Operations               (3,300,420)            4,085,795

Distributions  to  shareholders  from:
     Net  realized  gain  on  investments            -               (4,820,009)
          Total  distributions                       -               (4,820,009)

Capital  share  transactions:
  Shares  sold                                 40,040,441            43,937,767
  Reinvestment of distributions                      -                4,820,009
  Shares  redeemed                            (35,557,004)          (27,972,652)
     Total capital share transactions           4,483,437            20,785,124

Total Increase (Decrease) in Net Assets         1,183,017            20,050,910

Net  Assets
Beginning of period                            64,026,977            43,976,067
End of period (including undistributed
  net investment income (loss) of ($230,071)
  and $0, respectively)                       $65,209,994           $64,026,977

Capital  Share  Activity
Shares  sold                                    1,356,595             1,264,805
Reinvestment  of  distributions                      -                  151,477
Shares  redeemed                               (1,214,208)             (817,548)
     Total  capital  share  activity              142,387               598,734


See  notes  to  financial  statements.  Notes  to  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: Calvert Social Mid Cap Growth Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.
Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments. Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of .65%, of the Portfolio's average daily net assets. Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of
 .25%  based  on  the  Portfolio's  annual  average  daily  net  assets.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $3,613 for the period ended June 30, 2001. National Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.
Note  C  -  Investment  Activity
During the period, purchases and sales of investments, other than short-term securities, were $28,682,724 and $22,143,918, respectively.
The cost of investments owned at June 30, 2001, was substantially the same for federal income tax and financial reporting purposes. Net unrealized depreciation aggregated $790,559, of which $6,830,461 related to appreciated securities and $7,621,020 related to depreciated securities.
Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio's average daily balance of these borrowings outstanding during the period ended June 30, 2001 was $100,673 at a weighted average interest rate of 5.36%. The maximum amount of these borrowings outstanding during the period ended June 30, 2001 was $1,573,743 during June 2001. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2001.

Mid  Cap  Growth  Portfolio
Financial  Highlights

                                                Periods Ended
                                    June 30,      December 31,      December 31,
                                      2001            2000              1999
Net asset value, beginning           $31.04          $30.03            $30.43
Income from investment operations
  Net investment income (loss)         (.10)           (.15)             (.21)
  Net realized and unrealized
   gain (loss)                        (1.37)           3.69              2.31
     Total from investment
       operations                     (1.47)           3.54              2.11
Distributions  from
  Net realized gains                    -             (2.53)            (2.51)
     Total distributions                -             (2.53)            (2.51)
Total increase (decrease)
  in net asset value                  (1.47)           1.01              (.40)
Net asset value, ending              $29.57          $31.04            $30.03

Total  return                         (4.74%)         11.57%             6.97%
Ratios to average net assets:
  Net investment income (loss)         (.73%)  (a)     (.60%)            (.73%)
  Total expenses                       1.13%   (a)     1.12%             1.11%
  Expenses before offsets              1.13%   (a)     1.12%             1.11%
  Net expenses                         1.09%   (a)     1.02%             1.02%
Portfolio turnover                       36%             97%              101%
Net assets, ending (in thousands)    $65,210         $64,027           $43,976





                                                  Years Ended
                                December 31,      December 31,      December 31,
                                    1998              1997              1996
Net asset value, beginning         $26.63            $24.05            $22.42
Income from investment operations
  Net investment income (loss)       (.14)             (.04)             (.12)
  Net realized and unrealized
   gain (loss)                       8.00              5.70              1.79
     Total from investment
      operations                     7.86              5.66              1.67
Distributions  from
  Net realized gains                (4.06)            (3.08)             (.04)
     Total distributions            (4.06)            (3.08)             (.04)
Total increase (decrease) in
  net asset value                    3.80              2.58              1.63
Net asset value, ending            $30.43            $26.63            $24.05

Total  return                       29.88%            23.53%             7.44%
Ratios to average net assets:
  Net investment income (loss)       (.60%)            (.17%)            (.60%)
  Total expenses                     1.05%             1.04%             1.33%
  Expenses before offsets            1.05%             1.04%             1.33%
  Net expenses                       1.00%              .96%             1.00%
Portfolio  turnover                    65%               96%              124%
Net assets, ending (in thousands)   $39,538           $26,117           $19,904

(a)     Annualized

Calvert  Variable  Series,  Inc.
Calvert  social  International  Equity  Portfolio
Managed  by  Murray  Johnstone  International,  Ltd.

Dear  Investor:
Performance
For  the  six  month  period  ended  June  30,  2001,  the  CVS  Calvert  Social
International  Equity  Portfolio  returned          -16.26%  marginally
underperforming the -14.75% return of its benchmark, the MSCI EAFE Index. During the period, the slowdown first seen in the US economy last year became a global phenomenon, encompassing Europe and the Far East. As companies delivered lower earnings than expected and cautioned on future revenues, the financial markets re-evaluated stocks and share prices fell. The focus of lower earnings remained in the electronics/telecommunications sectors and as companies saw their prospects dim, layoffs became more prominent. If unemployment continues to rise, there will be a more substantive impact on consumption and thereby, the broader economy.
The market reaction to these developments was sharpest in the first quarter of the year when the MSCI EAFE Index fell by 14%. Although corporate news deteriorated further in the second quarter (with an added degree of realism in earnings forecasts) there was a feeling among investors that the authorities were committed to taking the measures necessary to arrest the slide and rebuild confidence.
Economic  and  Market  Review
The European economies and markets were moving in synchronization with the US during the expansion phase of 1999. When demand stalled, the U.S. was quick to respond by cutting production. That correction is now impacting the European economies. Growth in Europe, which was expected to be positive this year, fell in both March, -0.3% and April, -0.5%, driven in part by lower exports. Exports constituted roughly 18% of German GDP, and as a major engine of European growth, a slowdown in Germany would inevitably have ripple effects on the wider region. The German economy is now expected to grow at only 1.25% this year. A positive development in June was the fall recorded in German inflation. If this trend is seen elsewhere, it will enhance the flexibility of the European Central Bank
(ECB) to cut rates. The expectation is that we will see a cut of anything from 0.5% to 4.0% in the third quarter of the year. The European markets ended the period down 17.65%.
Through the period, with the exception of the manufacturing sector where import prices are pushing up costs, the UK economy performed reasonably well. The service sector remained strong and consumers continued to spend, as evidenced by buoyant retail sales, but competition in retail kept margins thin. The UK market ended the period down 14.15%.
In Japan, the leader of the ruling LDP, Junichiro Koizumi, has begun to introduce the concepts that he hopes will restructure and revitalize the domestic economy, uppermost being the elimination bad debt in the banking system. These reforms are critical: GDP contracted 0.2% in the first quarter and with the trade surplus collapsing, Japan is once again teetering on the brink of recession. While the politicians stalled on the implementation of their plans, the Bank of Japan was seemingly back peddling on the policy of monetisation. However, notwithstanding these developments, the Japanese market was one of the better performing markets during the period, declining by only 8.60%.

CVS  Calvert  Social
International  Equity  Portfolio

Comparison  of  change  in
value  of  a  hypothetical  $10,000  investment.








[INSERT  LINE  GRAPH  HERE]







Average  Annual  Total  Return
(period  ended  6.30.01)
One  year                     (25.04%)
Five  year                      5.55%
Since  inception  (6.30.92)     7.64%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

Past  performance  does  not  indicate  future  results.

Emerging markets offered mixed returns during the period. While Argentina came increasingly under pressure due to low growth and the currency peg with the rising US dollar, Mexico proved to be resilient, with the peso strengthening versus the dollar. The MSCI Mexico Index returned an impressive 23.18% in dollars.
Investment  Strategy
During the six months we continued the theme of adding to cyclical stocks in Europe and also those companies that would benefit from a policy of outsourcing as businesses attempted to cut their costs. We added Compass Group, the general catering group in the UK on this basis. In order to achieve exposure to the cyclical sectors we added an investment in the Austrian paper manufacturer, Mayr-Melnoff. Mayr-Melnoff manufactures cardboard, carton and packaging materials, primarily from recycled materials. With European legislation encouraging the wider use of renewable energy, we made investments in the wind turbine manufacturers, Vestas Wind Systems and NEG Micon in Denmark, taking profits in the telecom group, TDC, and in the pharmaceutical group, Norvo Nordisc. With signs of the slowdown beginning to affect France, we invested in the defensive groups, Carrefour, the retailer and Danone, the manufacturer of food products. We also switched out of the Vivendi Universal into the subsidiary, Vivendi Environment, which specializes in the original functions of the company, water treatment and waste management.
In Germany we took profits in the specialty insurer, Marschollek Lauten, and invested the proceeds in Deutsche Bank. Conscious of weaknesses in the export sector, we underweighted Germany and overweighted the Portfolio towards the Netherlands and France where domestic demand has proven resilient. This was important early in the period when these markets were outperforming Germany. However, as the economic news deteriorated in France, the market fell back. In the UK, we added to holdings in the insurance sector and also looked to buy oversold telecom companies
We made several adjustments to the Japanese portfolio, selling economic-sensitive companies which were failing to perform due to the disappointing domestic growth recovery, e.g., Fuji Machine and Omron, and purchased Terumo, the maker of medical instruments and Japan Telecom. Elsewhere, we sold the investment in Banco Frances (Argentina) and maintained the fund's exposure to Mexico.

Market  Outlook
A key development of the period was the release of figures in the US which showed leading indicators pointing up. Although elements of the US economy were still in recession, better figures from the Purchasing Managers Index suggests that the worst of the deterioration in the old economy has passed. With improved demand, sectors such as autos and will continue to benefit from lower interest rates. Furthermore, with a peak now passed in energy prices, there is scope for the Federal Reserve Board to continue to cut interest rates, until it felt sufficient stimulus had been applied to the economy.
We remain cautious on the international markets in the near term. We believe corporate results will be weak through the middle of this year and, as yet, consensus growth forecasts are too optimistic. Nevertheless, we expect the easy monetary policy and global reliquification by central banks to continue through 2001. In the past, periods of rising liquidity have been associated with strong outperformances by equity markets and growth stocks generally. We expect the US to continue to cut rates, the ECB to cut during the third quarter, and Japan to embark on a more vigorous path to monetisation and structural reform. We believe that these measures will contribute to improved investment returns in the latter half of this year and into 2002.

Sincerely,



Andrew  Preston
Murray  Johnstone  International
July  31,  2001

Calvert Social International Equity Portfolio of Calvert Variable Series, Inc., should not be confused with the Calvert World Values International Equity Fund. Performance of the two funds will differ.

International  Equity  Portfolio
Schedule  of  Investments
June  30,  2001

Equity Securities - 93.9%                                 Shares         Value
Australia  -  1.4%
QBE Insurance Group                                       30,000        $180,711

Austria  -  0.9%
Mayr-Melnhof                                               2,600         115,192

Brazil  -  4.3%
Tele  Norte  Leste  Participacoes  (ADR)                  20,000         305,206
Uniao  de  Bancos  Brasilerios  (GDR)                     10,000         254,500
                                                                         559,706

Denmark  -  4.7%
Danske  Bank                                               9,500         170,840
Neg  Micon                                                 3,600         163,487
TDC                                                        2,582          93,159
Vestas  Wind  Systems                                      3,800         177,328
                                                                         604,814

Finland  -  0.5%
Sonera  Oyj                                                8,669          67,662

France  -  8.2%
Cap  Gemini                                                1,294          94,308
Carrefour                                                  1,407          74,523
Castorama  Dubois                                            600         129,100
Danone                                                     1,200         164,846
Havas  Advertising                                        11,500         126,694
Schneider  Electric                                        2,300         127,278
Valeo                                                      4,099         165,660
Vivendi  Environnem                                        4,300         181,145
                                                                       1,063,554

Germany  -  1.3%
Deutsche  Bank  AG                                         2,300         164,975

Hong  Kong  -  3.0%
Mass  Transit  Railway  Corp.                            126,000         215,660
Swire  Pacific  Ltd.  Series  B                          235,000         168,722
                                                                         384,382

India  -  0.6%
Videsh  Sanchar  Nigam  Ltd.  (ADR)                        5,300          71,020

Italy  -  5.0%
Parmalat  Finanziara                                      57,356         153,110
RAS                                                       14,011         172,405
San  Paolo-IMI                                            13,300         170,644
Telecom  Italia  Spa                                      16,700         150,015
                                                                         646,174

Equity Securities - Cont'd                                Shares         Value
Japan  -  19.1%
Asahi  Glass  Co.                                         17,000        $141,224
Benesse  Corp.                                             3,800         119,140
Canon  Sales  Co.,  Inc.                                  14,000         137,070
Fuji  Photo  Film  Co.,  Ltd.                              4,000         172,560
Fujikura                                                  36,000         219,389
Japan  Telecom  Co.                                           10         207,682
Kao  Corp.                                                 8,000         198,861
Murata  Manufacturing  Co.                                 2,200         146,243
NTT  Docomo                                                    8         139,203
Olympus  Optical  Co.                                     14,000         224,296
Rohm  Co.                                                    900         139,861
Sumitomo  Bakelite                                        19,000         144,888
Sumitomo  Mitsui  Banking  Corp.                          22,000         181,702
Terumo  Corp.                                              4,800          88,141
Yamanouchi  Pharmaceutical                                 8,000         224,521
                                                                       2,484,781

Mexico  -  4.3%
America  Movil  S.A.  (ADR)                                9,000         187,740
Grupo  Industrial  Durango  (ADR)*                         9,441          50,037
Telefonos  de  Mexico  (ADR)  *                            9,000         315,810
           553,587

Netherlands  -  7.4%
Aegon  N.V.                                                3,664         103,243
ASM  Lithography                                           5,600         125,714
Buhrmann                                                  10,300          97,238
Elsevier                                                  11,295         140,708
ING  Groep  N.V.                                           1,900         124,304
Philips  Electronics                                       2,979          79,045
TNT  Post  Group  N.V.                                     8,100         169,206
Vedior                                                    13,844         125,533
                                                                         964,991

Norway  -  1.4%
Tomra  Systems  ASA                                       11,766         185,387

Portugal  -  0.5%
Portugal  Telecom  *                                       9,597          65,675
Portugal  Telecom  Rights                                  9,597           1,341
           67,016

Singapore  -  2.2%
City  Developments                                        21,000          81,257
Overseas  Chinese  Bank                                   32,000         209,001
           290,258

South  Korea  -  0.8%
Korea  Telecom  (ADR)                                      4,530          99,569

Spain  -  3.7%
Gas  Natural  SDG                                         14,538         235,316
GPO  Auxiliar  Metal                                       5,300         112,736
Telefonica  S.A.  *                                       11,068         136,567
           484,619

Equity Securities - Cont'd                                Shares           Value
Sweden  -  4.0%
Assa  Abloy  Series  B                                     7,100        $101,540
Ericsson  (LM)  Series  B  *                              21,078         115,345
Skandia  Forsakring                                       11,000         101,168
Svenska  Handelsbanken  Series  A                         14,500         207,371
                                                                         525,424

Switzerland  -  4.4%
Credit  Suisse  Group                                        670         110,206
Phonak                                                        29          86,847
Swiss  Reinsurance                                            95         189,947
Synthes-Stratec                                              301         184,805
                                                                         571,805

United  Kingdom  -  15.8%
Barclays                                                  12,500         383,762
British  Telecom                                          10,010          63,014
Cadbury  Schweppes                                        13,900          93,864
CGNU  PLC                                                 12,480         172,768
Compass  Group.                                           12,400          99,364
FirstGroup  PLC                                           30,000         153,364
Glaxo  Smithkiline                                         7,931         223,385
Halifax  Group                                            15,000         173,643
Innogy  Holdings                                          31,363          96,447
Kingfisher                                                10,000          54,184
Marconi                                                   20,000          71,260
Mayflower  Corp.                                          20,000          42,038
Pearson                                                   13,872         228,961
Persimmon                                                  2,649          12,236
Vodafone  Group                                           85,000         188,536
                                                                       2,056,826

United  States  -  0.4%
In  Focus                                                  3,200          52,992


     Total Equity Securities (Cost $13,855,221)                       12,195,445

        TOTAL INVESTMENTS (Cost $13,855,221) - 93.9%                  12,195,445
        Other assets and liabilities, net - 6.1%                         798,956
        Net Assets - 100%                                            $12,994,401

*   Non-income  producing.

Abbreviations:
ADR:  American  Depository  Receipts
GDR:  Global  Depository  Receipts

See  notes  to  financial  statements.

International  Equity  Portfolio
Statement  of  Assets  and  Liabilities
June  30,  2001

Assets
Investments in securities, at value - see accompanying schedule      $12,195,445
Cash                                                                     818,486
Receivable  for  securities  sold                                        196,422
Dividend  reclaim  receivable                                             15,637
Interest  and  dividends  receivable                                      11,232
Other  assets                                                                150
     Total  assets                                                    13,237,372

Liabilities
Payable  for  securities  purchased                                      214,310
Payable  to  Calvert  Asset  Management  Company,  Inc.                   15,892
Payable  to  Calvert  Administrative  Services  Company                    2,898
Payable  to  Calvert  Shareholder  Services,  Inc.                            98
Accrued  expenses  and  other  liabilities                                 9,773
     Total  liabilities                                                  242,971
          Net  assets                                                $12,994,401

Net  Assets  Consist  of:
Par value and paid-in capital applicable to 800,935 shares of common stock outstanding; $0.01 par value, 1,000,000,000 shares
  authorized                                                         $14,330,215
Undistributed  net  investment  income                                    43,907
Accumulated net realized gain (loss) on investments and foreign
  currency transactions                                                  297,792
Net unrealized appreciation (depreciation) on investments and foreign currencies and assets and liabilities denominated in
  foreign currencies                                                 (1,677,513)

          Net  Assets                                                $12,994,401

          Net  Asset  Value  per  Share                                   $16.22


See  notes  to  financial  statements.

International  Equity  Portfolio
Statement  of  Operations
Six  Months  Ended  June  30,  2001

Net  Investment  Income
Investment  Income:
     Interest  income                                                     $1,096
     Dividend income (net of foreign taxes withheld of $19,138)          145,568
          Total  investment  income                                      146,664

Expenses:
     Investment  advisory  fee                                            53,723
     Transfer  agency  fees  and  expenses                                 4,002
     Directors'  fees  and  expenses                                         572
     Administrative  fees                                                 17,965
     Accounting  fees                                                      8,538
     Custodian  fees                                                      29,482
     Reports  to  shareholders                                               173
     Professional  fees                                                    3,826
     Miscellaneous                                                           265
               Total  expenses                                           118,546
               Fees  paid  indirectly                                    (3,495)
                    Net  expenses                                        115,051

                    Net  Investment  Income                               31,613

Realized  and  Unrealized  Gain  (Loss)
Net  realized  gain  (loss)  on:
     Investments                                                       (972,081)
     Foreign  currency  transactions                                    (56,476)
                                                                     (1,028,557)

Change  in  unrealized  appreciation  or  (depreciation):
     Investments  and  foreign  currency  transactions               (1,512,200)
     Assets  and  liabilities denominated in foreign currencies          (1,749)
                                                                     (1,513,949)


               Net  Realized  and  Unrealized  Gain  (Loss)          (2,542,506)

               Increase  (Decrease)  in  Net  Assets
               Resulting  From  Operations                          ($2,510,893)


See  notes  to  financial  statements.

International  Equity  Portfolio
Statements  of  Changes  in  Net  Assets

                                           Six Months Ended         Year ended
                                                June 30,            December 31,
Increase (Decrease) in Net Assets                 2001                  2000
Operations:
  Net investment income                          $31,613               $11,733
  Net realized gain (loss)                    (1,028,557)            2,665,626
  Change in unrealized appreciation or
   (depreciation)                             (1,513,949)           (6,556,224)

     Increase (Decrease) in Net Assets
       Resulting From Operations              (2,510,893)           (3,878,865)

Distributions  to  shareholders  from:
  Net realized gain on investments                  -               (1,586,976)
     Total  distributions                           -               (1,586,976)

Capital  share  transactions:
  Shares  sold                                 7,084,407             8,274,307
  Reinvestment  of  distributions                   -                1,586,976
  Shares  redeemed                           (10,151,154)           (7,836,353)
     Total capital share transactions         (3,066,747)            2,024,930

Total Increase (Decrease) in Net Assets       (5,577,640)           (3,440,911)

Net  Assets
Beginning  of  period                         18,572,041            22,012,952
End of period (including undistributed net
  investment income of $43,907 and $12,294,
  respectively)                              $12,994,401           $18,572,041

Capital  Share  Activity
Shares  sold                                     401,852               364,715
Reinvestment  of  distributions                     -                   82,569
Shares  redeemed                                (559,848)             (346,345)
     Total  capital  share  activity            (157,996)              100,939


See  notes  to  financial  statements.

Notes  to  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: Calvert Social International Equity Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.
Foreign Currency Transactions: The Portfolio's accounting records are maintained in US dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into US dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments. Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of .75%, of the Portfolio's average daily net assets. Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of
 .35%  based  on  the  Portfolio's  annual  average  daily  net  assets.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $709 for the six months ended June 30, 2001. National Financial Data Services, Inc. is the transfer and dividend disbursing agent. Each Director of the Fund who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.
Note  C  -  Investment  Activity
During the period, purchases and sales of investments, other than short-term securities, were $7,914,763 and $11,346,254, respectively.
The cost of investments owned at June 30, 2001, was substantially the same for federal income tax and financial reporting purposes. Net unrealized depreciation aggregated $1,659,776, of which $637,409 related to appreciated securities and $2,297,185 related to depreciated securities.
Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio's average daily balance of these borrowings outstanding during the period ended June 30, 2001 was $112,323 at a weighted average interest rate of 6.41%. The maximum amount of these borrowings outstanding during the period ended June 30, 2001 was $1,591,100 during January 2001. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2001.

International  Equity  Portfolio
Financial  Highlights

                                                 Periods Ended
                                    June 30,      December 31,      December 31,
                                      2001            2000              1999
Net asset value, beginning           $19.37          $25.66            $20.81
Income from investment operations
  Net investment income                 .04             .01               .01
  Net realized and unrealized
   gain (loss)                        (3.19)          (4.49)             6.80
    Total from investment operations  (3.15)          (4.48)             6.81
Distributions  from
  Net investment income                 -               -                (.01)
  Net realized gains                    -             (1.81)            (1.95)
     Total distributions                -             (1.81)            (1.96)
Total increase (decrease) in
  net asset value                     (3.15)          (6.29)             4.85
Net asset value, ending              $16.22          $19.37            $25.66

Total  return                        (16.26%)        (17.40%)           32.78%
Ratios  to  average  net  assets:
  Net investment income                 .44%  (a)       .06%              .06%
  Total expenses                       1.65%  (a)      1.53%             1.62%
  Expenses before offsets              1.65%  (a)      1.53%             1.60%
  Net expenses                         1.61%  (a)      1.36%             1.50%
Portfolio  turnover                      57%             70%               59%
Net assets, ending (in thousands)    $12,994         $18,572           $22,013



                                                  Years Ended
                                December 31,      December 31,      December 31,
                                    1998              1997              1996
Net asset value, beginning         $19.10            $18.74            $17.15
Income from investment operations
  Net investment income               .10               .19               .17
  Net realized and unrealized
    gain (loss)                      3.35              2.28              2.40
     Total from investment
      operations                     3.45              2.47              2.57
Distributions  from
  Net investment income              (.07)             (.20)             (.14)
  Net realized gains                (1.67)            (1.91)             (.84)
     Total distributions            (1.74)            (2.11)             (.98)
Total increase (decrease) in net
  asset value                        1.71               .36              1.59
Net asset value, ending            $20.81            $19.10            $18.74

Total  return                       18.09%            13.23%            14.99%
Ratios to average net assets:
  Net investment income               .49%              .85%             1.02%
  Total expenses                     1.80%             1.73%             1.82%
  Expenses before offsets            1.65%             1.56%             1.59%
  Net expenses                       1.56%             1.17%             1.18%
Portfolio  turnover                    92%               35%               85%
Net assets, ending (in thousands)  $17,109           $14,450           $14,027

(a)     Annualized

Calvert  Variable  Series,  iNc.
Calvert  Social  Balanced  Portfolio


Dear  Investor:
The past six months were a trying time for investors, as the stock market's string of up 20+% years was decisively broken. Many technology stocks that had fueled much of the good market performance for the two previous years, reported poor earnings reports in the first six months of 2001. A slowing economy lead investors to question valuations in leading growth companies. Developing weakness in the economy further led to poor performance from corporate bonds last year.

The Fund posted a return of -3.10% for the six months ended June 30, 2001, compared to the Lipper Annuity Balanced Index which returned -1.56%.

Calvert Asset Management Company's Perspective On The Bond Market Sensing the bond market difficulties in mid 2000, the Fund sold corporate bonds and bought mortgage-backed products at that time. By the end of 2000, we felt that with the massive weakening of the overall corporate market this sector offered considerable value. The tone of the bond market felt improved, consequently, we sold mortgages and government bonds and bought corporate bonds at year-end. It was our belief that corporate bonds offered fine relative value at much lower relative prices to treasuries than existed pre-1998.

With  an  improved  outlook  on the economy partially due to the Federal Reserve
Bank lowering short term rates six times for a total of 275 basis points, non-treasury bonds, particularly corporates, staged an impressive rally over the first half of 2001. Consequently, the bond portion of the Fund massively outperformed almost every bond portfolio in the country. It outperformed the Lehman Aggregate index by 864 basis points.

NCM  Capital  Management's  Perspective  on  the  Stock  Market
For the six-month period ended June 30, 2001 the Fund's stock portfolio underperformed the S&P 500, but performed better than many growth stock oriented indices.

The S&P 500 bottomed on April 4th at 1103 well ahead of an apparent bottoming in economic activity. While the U.S. economy has not begun to respond to this year's cumulative easing of 275bps, the equity markets appear to be predicting better times to come. As is typical, the stock market tends to anticipate economic activity by 6 to 9 months. During the second quarter of 2001, growth stocks actually performed reasonably well, led by information technology. However, traditional value oriented or economically sensitive sectors also performed well, including Industrials, Materials and Consumer Discretionary.

The primary driver of the Portfolio's underperformance came from our overweight position in Technology, the poorest-performing sector of the S&P year-to-date. Stock selection in Telecommunication Services and Consumer Staples also

CVS  Calvert  Social  Balanced  Portfolio

Comparison  of  change  in
value  of  a  hypothetical  $10,000  investment.






[INSERT  LINE  GRAPH  HERE]









Average  Annual  Total  Return
(period  ended  6.30.01)
One  year                                  (8.62%)
Five  year                                  9.94%
Ten  year                                  10.28%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract. Past performance does not indicate future results.

New  subadvisors  assumed  management  of the Portfolio effective February 1995.

hurt our performance. Conversely good stock selection in both Industrials and Healthcare helped offset any further decline in performance

Wall-Street analysts predict that S&P earnings will fall in the 2nd and 3rd quarters by 20% and 7%, respectively, before leveling off with a modest 5% gain by the 4th. The highly anticipated second half recovery is being pushed out to the 4th quarter and 1st quarter of 2002.

While the economy may not have bottomed as soon as we might wish and private sector job layoffs and a significant decline in hours worked would support this, there are still some encouraging economic signs. Leading indicators jumped in May, housing activity remained strong, consumer confidence rose to the highest level of the year and durable goods orders rebounded. Crude oil prices peaked at $30 in May before dropping to around $26 by quarter-end. A decline in energy prices should help the outlook for earnings, margins and consumer purchasing power.

Outlook
Our outlook for the rest of 2001 is that the spread market is vulnerable, so we plan to be defensive by upgrading the fund's credit quality and implementing a credit barbell. This means holding many high quality, low risk securities (cash, governments, agencies, mortgages, etc.), and a sound selection of much higher yielding securities of institutions that we believe are overlooked and undervalued.

Stocks will eventually anticipate economic stability and an eventual recovery, and now is not the time to abandon equities. While the market could indeed retest April's lows, we feel the risk is to the upside. In fact, we believe growth oriented portfolios will begin to perform much better as we approach the fourth quarter. Tax rebates should begin to bolster consumption and consumer confidence. Eventually, the Fed's rate cuts will provide economic stimulus.





Sincerely,



John  Nichols
Vice  President  of  Equities
Calvert  Asset  Management  Company
July  31,  2001

Calvert Social Balanced Portfolio of Calvert Variable Series, Inc., should not be confused with the Calvert Social Investment Fund Balanced Portfolio. Performance of the two funds will differ.

Balanced  Portfolio
Schedule  of  Investments
June  30,  2001

Equity Securities - 50.0%                                Shares         Value
Airlines  -  0.5%
Southwest  Airlines  Co.                                 97,900       $1,810,171

Banks  -  Major  Regional  -  2.3%
Fifth  Third  BanCorp.                                  101,600        6,101,080
US  Bancorp                                              94,500        2,153,655
                                                                       8,254,735

Banks  -  Money  Center  -  0.7%
Bank  of  America  Corp.                                 41,700        2,503,251


Broadcast - TV, Radio, Cable - 1.0%
Comcast  Corp.*                                          46,500        2,018,100
Hispanic  Broadcasting  Corp.*                           49,500        1,420,155
                                                                       3,438,255

Chemicals  -  0.4%
Praxair,  Inc.                                           32,800        1,541,600

Computers  -  Hardware  -  2.6%
Dell  Computer  Corp.*                                   69,600        1,820,040
International  Business  Machines  Corp.                 49,400        5,582,209
Sun  Microsystems,  Inc.*                               126,200        1,983,864
                                                                       9,386,113

Computers  -  Networking  -  0.8%
Cisco  Systems,  Inc.*                                  152,000        2,766,400

Computers  -  Peripherals  -  1.8%
EMC  Corp.*                                              89,700        2,605,785
Lexmark  International,  Inc.*                           56,500        3,799,625
                                                                       6,405,410

Computers  -  Software  &  Services  -  4.3%
Citrix  Systems,  Inc.*                                  51,900        1,811,310
Microsoft  Corp.*                                       113,780        8,305,940
Oracle  Corp.*                                          279,000        5,301,000
                                                                      15,418,250

Consumer  Finance  -  1.8%
MBNA  Corp.                                              81,300        2,678,835
Providian  Financial  Corp.                              64,300        3,806,560
           6,485,395

Distributors  -  Food  &  Health  -  1.1%
Cardinal  Health,  Inc.                                  57,575        3,972,675

Electrical  Equipment  -  1.0%
American  Power  Conversion  Corp.*                     123,800        1,949,850
Solectron  Corp.*                                        79,600        1,456,680
                                                                       3,406,530

Equity Securities - Cont'd                               Shares          Value
Electronics  -  Semiconductors  -  3.5%
Altera  Corp.*                                           53,200       $1,542,800
Applied  Materials,  Inc.*                               55,800        2,739,780
Intel  Corp.                                            131,700        3,852,225
Linear  Technology  Corp.                                39,100        1,729,002
Texas  Instruments,  Inc.                                82,000        2,583,000
                                                                      12,446,807

Entertainment  -  1.3%
AOL  Time  Warner,  Inc.*                                91,000        4,823,000

Financial  -  Diversified  -  3.5%
Fannie  Mae                                              67,300        5,730,595
First  Republic  Preferred  Capital  Corp.                1,500        1,312,500
Freddie  Mac                                             22,900        1,603,000
JP  Morgan  Chase  &  Co.                                31,500        1,404,900
State  Street  Corp.                                     46,800        2,316,132
                                                                      12,367,127

Healthcare  -  Diversified  -  1.2%
Johnson  &  Johnson                                      87,200        4,360,000

Healthcare  -  Drugs  -  2.8%
Elan  Corp.,  Plc*                                       30,800        1,878,800
Merck  &  Co.,  Inc.                                     41,700        2,665,047
Pfizer,  Inc.                                           132,700        5,314,635
                                                                       9,858,482

Healthcare - Medical Products and Supplies - 0.5%
Medtronic,  Inc.                                         35,100        1,614,951

Insurance  Brokers  -  0.8%
Marsh  &  McLennan  Co.'s,  Inc.                         28,000        2,828,000

Insurance  -  Life  -  0.6%
Aflac,  Inc.                                             72,000        2,267,280

Insurance  -  Property  &  Casuality  -  1.2%
American  International  Group,  Inc.                    51,506        4,429,516

Investment  Banking  /  Brokerage  -  0.5%
Schwab  (Charles)  Corp.                                111,000        1,698,300

Investment  Management  -  0.5%
Stilwell  Financial,  Inc.                               53,300        1,788,748

Manufacturing  -  Diversified  -  1.2%
Amgen,  Inc.*                                            49,900        3,027,932
Illinois  Tool  Works,  Inc.                             22,300        1,411,590
                                                                       4,439,522

Manufacturing  -  Specialized  -  0.4%
Sealed  Air  Corp.*                                      35,100        1,307,475

Natural  Gas  -  0.5%
EL  Paso  Energy  Corp.                                  34,900        1,833,646

Office  Equipment  &  Supplies  -  0.7%
Pitney  Bowes,  Inc.                                     61,800        2,603,016

Equity Securities - Cont'd                               Shares          Value
Oil  &  Gas  -  0.7%
EOG  Resources,  Inc.                                    31,700       $1,126,935
Smith  International,  Inc.*                             20,500        1,227,950
                                                                       2,354,885

Personal  Care  -  0.5%
Estee  Lauder  Companies,  Inc.                          42,800        1,844,680

Power  Producers  -  1.5%
AES  Corp.*                                              66,000        2,841,300
Calpine  Corp.*                                          71,100        2,687,580
                                                                       5,528,880

Retail  -  5.6%
Best  Buy  Co.,  Inc.*                                   49,000        3,112,480
CVS  Corp.                                               73,300        2,829,380
Dollar  General  Corp.                                  119,325        2,326,838
Home  Depot,  Inc.                                       66,710        3,105,351
Kroger  Co.*                                            171,600        4,290,000
Staples,  Inc.*                                          93,300        1,491,867
Target  Corp.                                            77,100        2,667,660
                                                                      19,823,576

Services  -  2.7%
First  Data  Corp.                                       59,400        3,816,450
IMS  Health,  Inc.                                       51,500        1,467,750
Omnicom  Group,  Inc.                                    33,000        2,838,000
Paychex,  Inc.                                           39,100        1,564,000
                                                                       9,686,200

Telecommunications  -  1.0%
SBC  Communications,  Inc.                               52,940        2,120,776
Time  Warner  Telecom,  Inc.*                            44,700        1,498,344
                                                                       3,619,120

Utilities-Telephone  -  0.5%
Alltel  Corp.                                            30,900        1,892,934


     Total Equity Securities (Cost $171,572,908 )                    178,804,930

                                                       Principal
Corporate  Obligations  -  24.8%                         Amount
AT&T  Canada,  Inc.,  7.65%,  9/15/06                $7,500,000        7,373,775
Atlantic Mutual Insurance Co., 8.15%, 2/15/28         4,000,000        2,694,120
Bombardier Capital Mortgage Securitization
  Corp., 8.29%, 6/15/30                               4,000,000        4,252,784
Colonial  Bank,  9.375%,  6/1/11                      1,900,000        1,941,876
Conseco  Financing  Trust II, 8.70%, 11/15/26         2,000,000        1,350,000
Conseco  Financing  Trust  II, 8.796%, 4/1/27         2,000,000        1,350,000
Conseco,  Inc.,  8.75%,  2/9/04                       4,250,000        4,016,250
Continental  Airlines,  Inc.:
  7.461%,  4/1/15                                     2,449,742        2,502,705
  8.048%,  11/1/20                                    2,659,992        2,815,043
  7.707%,  4/2/21                                     2,955,000        3,100,977
Covad Communications Group, Inc., 12.00%, 2/15/10     1,000,000          140,000
Delhaize  America,  Inc.,  9.00%,  4/15/31            1,000,000        1,083,280
Dime  BanCorp.,  Inc.:
  7.00%,  7/25/01                                     2,000,000        2,002,280
  9.00%,  12/19/02                                    5,000,000        5,233,850

                                                       Principal
Corporate Obligations - Cont'd                           Amount         Value
Finova  Capital  Corp.:
  6.50%,  7/28/02                                    $1,000,000         $935,000
  6.824%,  3/9/49                                     1,000,000          935,000
  6.38%,  3/19/49                                     1,000,000          935,000
First  Massachusetts Bank NA, 7.625%, 6/15/11         3,000,000        3,025,680
First  Republic  Bank,  7.75%,  9/15/12                 500,000          433,606
Greenpoint  Bank,  9.25%,  10/1/10                    3,000,000        3,148,950
Health  Care  Services  Corp., 7.75%, 6/15/11         2,000,000        1,968,720
Heinz  (H.J.)  Co.,  6.625%,  7/15/11                 2,000,000        1,980,380
Interpool  Capital  Trust,  9.875%,  2/15/27          3,250,000        2,372,500
Interpool,  Inc.:
     7.20%,  8/1/07                                   2,000,000        1,740,000
     7.35%,  8/1/07                                   1,500,000        1,320,000
JET Equipment Trust, Series 1995, 9.71%, 2/15/15      2,000,000        2,018,400
Liberty Mutual Insurance Co., 7.697%, 10/15/97       10,000,000        7,841,200
Lumbermens Mutual Casualty Co., 8.30%, 12/1/37        4,500,000        3,700,125
Markel  Capital  Trust  I,  8.71%,  1/1/46            1,000,000          760,800
MCN  Investment  Corp.,  6.35%,  4/2/12               1,000,000        1,000,100
Riggs  Capital  Trust,  8.625%,  12/31/26             3,000,000        2,126,130
Riggs  Capital  Trust  II,  8.875%,  3/15/27          1,000,000          727,590
Sovereign  Bank,  12.18%,  6/30/20                    4,000,000        4,365,946
Xerox  Credit  Corp.,  6.10%,  12/16/03               2,000,000        1,618,680
XL  America,  6.58%,  4/12/11                         3,250,000        3,168,750
Zions  Financial  Corp.,  6.95%,  5/15/11             2,500,000        2,500,212

     Total Corporate Obligations (Cost $88,447,608 )                  88,479,709


U.S.  Government  Agencies  and  Instrumentalities  -  27.2%
Federal  National  Mortgage  Association:
  6.00%,  7/1/16                                      5,000,000        4,923,450
  6.00%,  7/01/31                                    19,000,000       18,234,110
Federal Home Loan Mortgage Corporation, 3.94%,
  7/2/01                                             72,600,000       72,592,054
Jordan Government (U.S. Agency for International
  Development), 8.75%, 9/1/19                         1,191,245        1,363,106

     Total U.S. Government Agencies and
  Instrumentalities (Cost $97,350,605 )                               97,112,720


Municipal  Obligations  -  0.4%
Maryland State Economic Development Corp.:
  8.00%,  10/1/05                                       695,000          726,560
  8.625%,  10/1/19                                      750,000          761,467

     Total Municipal Obligations (Cost $1,445,000)                     1,488,027

Principal
U.S.  Treasury  -  5.4%                                  Amount          Value
U.S.  Treasury  Notes:
  4.625%,  5/15/06                                   $1,500,000       $1,479,135
  5.625%,  5/15/08                                    1,750,000        1,786,488
  5.00%,  2/15/11                                     7,400,000        7,179,184
  6.25%,  5/15/30                                     8,500,000        9,015,440

     Total  U.S.  Treasury  (Cost  $19,500,413)                       19,460,247


         TOTAL INVESTMENTS (Cost $378,316,534) - 107.8%              385,345,633
         Other assets and liabilities, net - (7.8%)                 (27,900,264)
         Net Assets - 100%                                          $357,445,369

*     Non-income  producing.

     This security is in default. The Finova Group, Inc. including Finova Capital Corporation, voluntarily filed to reorganize their debt under Chapter 11 of the U.S. Bankruptcy Code on March 7, 2001. Negotiations for settlement of this debt are in progress.

Abbreviations:
ADR:  American  Depository  Receipts
LLC:  Limited  Liability  Company

See  notes  to  financial  statements.

Balanced  Portfolio
Statement  of  Assets  and  Liabilities
June  30,  2001

Assets
Investments in securities, at value - see accompanying schedule     $385,345,633
Cash                                                                   1,895,709
Receivable  for  securities  sold                                     11,292,376
Receivable  for  shares  sold                                             64,532
Interest  and  dividends  receivable                                   2,590,477
Other  assets                                                              2,219
     Total  assets                                                   401,190,946

Liabilities
Payable  for  securities  purchased                                   43,362,272
Payable  for  shares  sold                                                64,273
Payable  to  Calvert  Asset  Management  Company,  Inc.                  160,984
Payable  to  Calvert  Administrative  Services  Company                   80,887
Payable  to  Calvert  Shareholder  Services,  Inc.                         3,759
Accrued  expenses  and  other  liabilities                                73,402
     Total  liabilities                                               43,745,577
          Net  assets                                               $357,445,369

Net  Assets  Consist  Of:
Par value and paid-in capital applicable to 184,160,921 shares of common stock outstanding; $0.01 par value 1,000,000,000
  shares authorized                                                 $339,936,470
Undistributed  net  investment  income                                11,113,358
Accumulated net realized gain (loss) on investments and foreign
  currency transactions                                                (633,557)
Net unrealized appreciation (depreciation) on investments and foreign currencies and assets and liabilities denominated in
  foreign currencies                                                   7,029,098

          Net  Assets                                               $357,445,369

          Net  Asset  Value  per  Share                                   $1.941


See  notes  to  financial  statements.

Balanced  Portfolio
Statement  of  Operations
Six  Months  Ended  June  30,  2001

Net  Investment  Income
Investment  Income:
     Interest  income                                                 $6,280,158
     Dividend  income                                                    732,438
          Total  investment  income                                    7,012,596

Expenses:
     Investment  advisory  fee                                           744,165
     Transfer  agency  fees  and  expenses                               184,437
     Directors'  fees  and  expenses                                      14,420
     Administrative  fees                                                481,519
     Accounting  fees                                                     30,099
     Custodian  fees                                                      39,944
     Reports  to  shareholders                                             9,177
     Professional  fees                                                   22,659
     Miscellaneous                                                         3,129
          Total  expenses                                              1,529,549
          Fees  paid  indirectly                                        (24,923)
               Net  expenses                                           1,504,626

                    Net  Investment  Income                            5,507,970

Realized  and  Unrealized  Gain  (Loss)
Net  realized  gain  (loss)  on:
     Investments                                                     (6,507,145)
     Foreign  currency  transactions                                     (4,151)
                                                                     (6,511,296)

Change  in  unrealized  appreciation  or  (depreciation):
     Investments  and  foreign  currencies                          (10,391,199)
     Assets and liabilities denominated in foreign currencies              (159)
                                                                    (10,391,358)

               Net  Realized  and  Unrealized  Gain (Loss)          (16,902,654)

               Increase  (Decrease)  in  Net  Assets
               Resulting  From  Operations                         ($11,394,684)


See  notes  to  financial  statements.

Balanced  Portfolio
Statements  of  Changes  in  Net  Assets

                                           Six Months Ended         Year ended
                                                June 30,            December 31,
Increase (Decrease) in Net Assets                 2001                  2000
Operations:
  Net investment income                          $5,507,970         $11,065,407
  Net realized gain (loss)                       (6,511,296)         12,591,241
  Change in unrealized appreciation or
  (depreciation)                                (10,391,358)       (35,304,900)

     Increase (Decrease) in Net Assets
     Resulting From Operations                  (11,394,684)       (11,648,252)

Distributions  to  shareholders  from:
  Net investment income                                -            (6,185,846)
  Net realized gain on investments                     -           (10,920,732)
     Total  distributions                              -           (17,106,578)

Capital  share  transactions:
  Shares  sold                                   32,687,350         51,874,708
  Reinvestment  of  distributions                      -            17,106,577
  Shares  redeemed                              (24,182,368)        (29,204,826)
     Total  capital  share  transactions          8,504,982          39,776,459

Total Increase (Decrease) in Net Assets          (2,889,702)         11,021,629

Net  Assets
Beginning  of  period                           360,335,071         349,313,442
End of period (including undistributed net
  investment income of $11,113,358 and
  $5,065,388, respectively)                    $357,445,369        $360,335,071

Capital  Share  Activity
Shares  sold                                     16,738,216          23,810,410
Reinvestment  of  distributions                        -              8,476,996
Shares  redeemed                                (12,485,269)        (13,465,174)
     Total  capital  share  activity              4,252,947          18,822,232

See  notes  to  financial  statements.

Notes  to  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: Calvert Social Balanced Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.
Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.
Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments. Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments. Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.

Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of .425%, of the Portfolio's average daily net assets. Calvert Administrative Services Company, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .275% of the average daily net assets of the Portfolio. Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $21,672 for the period ended June 30, 2001. National Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.
Note  C  -  Investment  Activity
During the period, purchases and sales of investments, other than short-term securities, were $1,269,483,497 and $1,271,092,243, respectively. U.S.
government security purchases were $2,263,677,800 and sales were $2,177,850,000. The cost of investments owned at June 30, 2001, was substantially the same for federal income tax purposes and financial reporting purposes. Net unrealized appreciation aggregated $7,029,099, of which $26,495,406 related to appreciated securities and $19,466,307 related to depreciated securities.
As a cash management practice primarily, the Portfolio may sell or purchase securities from other Portfolios managed by the Advisor. For the period ended June 30, 2001, the Portfolio effected transactions with other Calvert Portfolios, which resulted in net realized losses on sales of securities of $56,203. These purchases and sales transactions, executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940, were $26,056,563 and $58,068,250, respectively.
Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio's average daily balance of these borrowings outstanding during the period ended June 30, 2001 was $175,595 at a weighted average interest rate of 5.27%. The maximum amount of these borrowings outstanding during the six months ended June 30, 2001 was $7,174,489 during May 2001. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2001.

Balanced  Portfolio
Financial  Highlights

                                                 Periods Ended
                                    June 30,      December 31,      December 31,
                                      2001            2000              1999
Net asset value, beginning           $2.003          $2.168            $2.138
Income  from  investment  operations
  Net investment income                .030            .060               .051
  Net realized and unrealized
  gain (loss)                        (.092)          (.125)               .208
   Total from investment operations  (.062)          (.065)               .259
Distributions  from
  Net  investment  income             -              (.036)              (.052)
  Net  realized  gains                -              (.064)              (.177)
     Total  distributions             -              (.100)              (.229)
Total increase (decrease) in
  net asset value                    (.062)          (.165)               .030
Net  asset  value,  ending          $1.941          $2.003              $2.168

Total  return                       (3.10%)         (3.04%)             12.12%
Ratios  to  average  net  assets:
     Net  investment  income         3.15%  (a)      3.09%               2.35%
     Total  expenses                  .87%  (a)       .88%                .89%
     Expenses  before  offsets        .87%  (a)       .88%                .89%
     Net  expenses                    .86%  (a)       .86%                .86%
Portfolio  turnover                   395%            762%                619%
Net assets, ending (in thousands)   $357,445        $360,335            $349,313




                                                   Years Ended
                                December 31,      December 31,      December 31,
                                    1998              1997              1996
Net asset value, beginning         $1.982            $1.774            $1.703
Income  from  investment  operations
  Net investment income              .052              .047              .040
  Net realized and unrealized gain
  (loss)                            .271              .309              .175
   Total from investment operations .323              .356              .215
Distributions  from
     Net  investment  income       (0.52)            (.047)            (.042)
     Net  realized  gains          (.115)            (.101)            (.102)
          Total  distributions     (.167)            (.148)            (.144)
Total increase (decrease) in
  net asset value                   .156              .208              .071
Net  asset  value,  ending        $2.138            $1.982            $1.774

Total  return                     16.33%            20.08%            12.62%
Ratios  to  average  net  assets:
     Net  investment  income       2.66%             2.66%             2.71%
     Total  expenses                .87%              .80%              .81%
Expenses  before  offsets           .87%              .80%              .81%
     Net  expenses                  .85%              .77%              .78%
Portfolio  turnover                 539%              905%               99%
Net assets, ending (in thousands) $303,954          $227,834           $161,473

(a)     Annualized

Ameritas
Portfolios
Funds  within  Calvert  Variable  Series,  Inc.


Semi-Annual  Reporta
June  30,  2001

Ameritas  Portfolios
Funds  within  Calvert  Variable  Series,  Inc.

Semi-Annual  Report,  June  30,  2001


Table  Of  Contents

1      Portfolio  Manager  Remarks
20     Schedules  of  Investments
74     Notes  to  Schedules  of  Investments
75     Statements  of  Assets  and  Liabilities
79     Statements  of  Operations
83     Statements  of  Changes  in  Net  Assets
94     Notes  to  Financial  Statements
99     Financial  Highlights

Ameritas  Growth  Portfolio
Ameritas  Small  Capitalization  Portfolio
Ameritas  MidCap  Growth  Portfolio
Ameritas  Income  &  Growth  Portfolio

Portfolios  within  Calvert  Variable  Series,  Inc.
Managed  by  Fred  Alger  Management,  Inc.


A  word  from  portfolio  management:

Portfolio  Objective  &  Investment  Style

Ameritas  Growth
The portfolio seeks long-term capital appreciation by focusing on companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities, such as common or preferred stocks, of large companies listed on U.S. exchanges or in the U.S. over-the-counter market. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

Ameritas  Small  Capitalization
The Portfolio seeks long-term capital appreciation by focusing on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests primarily in the equity securities, such as common or preferred stocks, of small capitalization companies listed on U.S. exchanges or in the U.S. over-the-counter market. The Portfolio considers a small capitalization company to have a market capitalization within the range of companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

Ameritas  MidCap  Growth
The Portfolio seeks long-term capital appreciation investing in midsize companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities, such as common or preferred stocks, of companies listed on U.S. exchanges or in the U.S. over-the-counter market and having a market capitalization within the range of companies in the S&P MidCap 400 Index.

Ameritas  Income  &  Growth
The Portfolio primarily seeks to provide a high level of dividend income. Its secondary goal is to provide capital appreciation. Under normal circumstances, the Portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the portfolio manager believes also offer opportunities for capital appreciation.

Performance

Ameritas  Growth
The Portfolio returned -4.83% during the six months ended June 30, 2001, versus a -6.69% return for the S&P 500 Index and a -14.24% return for the Russell 1000 Growth Index. The Lipper Large-Cap Growth Fund Index returned -16.82% over the same time period. During the first quarter, the Portfolio took advantage of strong security selection in the health care sector. During the second quarter, the Portfolio took advantage of strong security selection in the consumer discretionary sector.

Ameritas  Small  Capitalization
The Portfolio returned -20.73% during the six months ended June 30, 2001, versus a 0.15% return for the Russell 2000 Growth Index and a -5.35% return for the Lipper Small Cap Growth Fund Index. During the first quarter, the Portfolio suffered from an aggressive bias and poor performing technology holdings. During the second quarter, the Portfolio suffered from an overweighting in weak energy stocks, less than stellar security selection in the health care sector and an overweighting in cash.

Ameritas  MidCap  Growth
The Portfolio returned -3.65% during the six months ended June 30, 2001, versus a 0.97% return for the S&P MidCap 400 Index and a -12.97% return for the Russell Mid-Cap Growth Index. The Lipper Mid-Cap Growth Fund Index returned -12.46% over the same time period. During the first quarter, the Portfolio suffered from an overweighting in the weak information technology sector. During the second quarter, however, the Portfolio benefited from good security selection of financial stocks and an overweighting in the strong health care sector.

Ameritas  Income  &  Growth
The Portfolio returned -11.10% during the six months ended June 30, 2001, versus a -6.69% return for S&P 500 Index and a -2.86% return for the Lipper Growth & Income Fund Index. During the first quarter, the Portfolio suffered from an overweighting in weak financial stocks. During the second quarter, the Portfolio suffered from an underweighting in strong information technology stocks and an overweighting in cash.

Markets  &  Investment  Climate
The 2000 calendar year ended on a sour note following the Fed's December 19th decision not to cut interest rates despite a rapidly slowing economy. Fortunately, January 2001 brought some positive news for equity markets. On January 3rd, the Fed slashed interest rates by 50 basis points in an unprecedented emergency move aimed at stimulating the rapidly slowing economy. Shortly thereafter, President Bush's new administration immediately began to press for a $1.6 trillion tax cut, also aimed at the slowing economy. Finally, the Fed proceeded to cut interest rates by an additional 50 basis points on January 31st after its regular meeting. Most stocks acted positively to these events and moved upwards during January, with the NASDAQ leading the rally.

Unfortunately, the remainder of the first quarter proved to be a disaster for equity markets. Throughout February and March, an ongoing series of earnings disappointments and weak economic reports created renewed pessimism amongst investors, causing share prices to collapse to new lows. During March, the

NASDAQ broke through the 2,000 level and the Dow Jones broke through the 10,000 level, with both benchmarks on their way to two-year lows. While technology stocks and growth stocks did lead the market downward, the eventual breakdown of non-technology stocks and value stocks provided evidence of a full-fledged market capitulation. When the Fed cut interest rates by another 50 basis points after its March 20th meeting, the third such cut in a three-month time span, the market failed to respond in a positive fashion. The first quarter concluded with some investors in a panic, and other investors anticipating a rapidly approaching market bottom.

On April 4th, the NASDAQ bottomed at 1,620, and then proceeded to bounce strongly off this low over the following two weeks. On April 18th, the Fed surprised investors with yet another intra-meeting 50 basis point rate cut. The move proved to be a strong stimulus for the already recovering market. Equity indices finished the month of April strongly, with the NASDAQ closing at 2,116, an increase of more than 30% from its April 4th low.

The market failed to maintain its positive direction during May despite another 50 basis point Fed rate cut on May 15th, as persistent profit warnings and weak economic data created continued apprehensiveness on the part of many investors. The NASDAQ appreciated in the days following the rate cut but gave back its new gains by the end of the month. Equity markets continued to tread water during June, drifting mostly lower but staying well above their previous lows. Equities rallied slightly at the end of the month in response to the June 27th Fed meeting, which resulted in a 25 basis points rate cut. This brought the cumulative number of rate cuts thus far in 2001 to six, aggregating 275 basis points. Nonetheless, the first half concluded with no significant upward momentum for either the economy or the stock market.

Investment  Strategy
During the first half of the year, the management of the Portfolios remained unchanged: a research intensive, bottom-up approach focusing on rapidly growing stocks. On the whole, management's growth stock philosophy was a detriment over a period of time during which value strongly outperformed growth.

Outlook
Currently, there is some evidence that the economy is starting to improve. Consumer spending remains adequate, if not robust. Housing is strong. Nevertheless, it is true that corporate profits are being tremendously squeezed. However, history tells us that the market is always considerably higher twelve months after the Fed begins a series of rate cuts. It should be remembered that the rate cuts began on January 3rd and therefore we still have six months to go. The economy is said to begin to rebound six to nine months after the Fed begins cutting rates. Consequently, we should begin to see the earliest signs of this right about now. Investors should not be discouraged that there has been no activity yet.

We are very positive about the stock market and continue to believe that the Dow will hit an all-time high before year-end and that the NASDAQ will recover considerably from its current level, with 3,000 a possibility.

Regardless of market conditions, we will persist in emphasizing individual security selection through thorough, internal research conducted by talented analysts. Looking ahead, we will continue to seek out and invest in companies that we believe will grow their earnings rapidly and consistently.

Growth  Portfolio1

Comparison  of  change  in
value  of  a  hypothetical  $10,000  investment.2








[INSERT  LINE  GRAPH  HERE]








Average  Annual  Total  Return
(period  ended  6.30.01)
One  year     (22.07%)
Since  inception  (11.1.99)     (4.13%)

1Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

2For comparison purposes, Portfolio and Index performance is shown from the month end date of 11.30.99.

Past  performance  does  not  indicate  future  results.

Small  Capitalization  Portfolio1

Comparison  of  change  in
value  of  a  hypothetical  $10,000  investment.2






[INSERT  LINE  GRAPH  HERE]










Average  Annual  Total  Return
(period  ended  6.30.01)
One  year     (43.16%)
Since  inception  (11.1.99)     (16.65%)

1Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

2For comparison purposes, Portfolio and Index performance is shown from the month end date of 11.30.99.

Past  performance  does  not  indicate  future  results.

Midcap  Growth  Portfolio1

Comparison  of  change  in
value  of  a  hypothetical  $10,000  investment.2







[INSERT  LINE  GRAPH  HERE]









Average  Annual  Total  Return
(period  ended  6.30.01)
One  year     (8.09%)
Since  inception  (11.1.99)     18.36%

1Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

2For comparison purposes, Portfolio and Index performance is shown from the month end date of 11.30.99.

Past  performance  does  not  indicate  future  results.

Income  &  Growth  Portfolio1

Comparison  of  change  in
value  of  a  hypothetical  $10,000  investment.2






[INSERT  LINE  GRAPH  HERE]










Average  Annual  Total  Return
(period  ended  6.30.01)
One  year     (16.63%)
Since  inception  (11.1.99)     9.06%

1Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

2For comparison purposes, Portfolio and Index performance is shown from the month end date of 11.30.99.

Past  performance  does  not  indicate  future  results.

Ameritas  Emerging  Growth  Portfolio
Portfolio  within  Calvert  Variable  Series,  Inc.
Managed  by  Massachusetts  Financial  Services  Company


A  word  from  portfolio  management:
Portfolio  Objective  &  Investment  Style
The Portfolio seeks long-term growth of capital by investing primarily in common stocks and related securities such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. Emerging growth companies are companies which we believe are either early in their life cycle but which have the potential to become major enterprises, or are major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. The Portfolio's investments may include securities traded in the over-the-counter markets.

Performance
For the six months ended June 30, 2001, the portfolio's shares provided a total return of -25.71%. This return, which includes the reinvestment of dividends and capital gains distributions, compares to returns over the same period of 6.95% and -6.69%, respectively, for the portfolio's benchmarks, the Russell 2000 Index and the S&P 500.

From the perspective of price-to-book ratios and forecasted growth rates, the portfolio's holdings resemble those of the Russell 3000 Growth Index which returned -13.24% over the same period. This index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices. The Russell 3000 Index consists of the largest U.S. stocks in terms of market capitalization. The highest-ranking 1000 comprise the Russell 1000 Index, and the other 2000, which have market values ranging from $25 million to $275 million, make up the Russell 2000 Small Stock Index.

Markets  &  Investment  Climate
Monetary policy: As was widely anticipated, on June 27th the Federal Reserve Board (the Fed) reduced the federal funds rate by 0.25%. While the cut wasn't as large as some investors had hoped, since early January 2001 the federal funds rate has gone from 6.5% to 3.75%, amounting to one of the most aggressive Fed easings in recent history. It's difficult to estimate when or if the Fed's rate cuts will succeed in turning the economy and the stock market around, but lower interest rates have tended to improve corporate cash flow by reducing a firm's current debt service burden. This, in turn, has tended to increase capital spending, and we believe both of these trends are good for corporate earnings and long-term economic growth.

Deluge of economic data offers mixed messages: U.S. retail sales rose in May after increasing more in April than first reported, a sign consumers are still willing to spend and help keep the economy out of recession. Other positive signs included an inflation report suggesting that prices of imported goods, excluding petroleum, fell 0.2% in May, the fourth straight monthly decline; a strong housing market; and a decline in jobless claims. On the other hand, industrial production fell, and gross domestic product - the total value of goods and services produced in the U.S. economy - was revised downward from 2.0% to 1.2%.


Emerging  Growth  Portfolio1

Comparison  of  change  in
value  of  a  hypothetical  $10,000  investment.2








[INSERT  LINE  GRAPH  HERE]








Average  Annual  Total  Return
(period  ended  6.30.01)
One  year     (38.92%)
Since  inception  (11.1.99)     (7.66%)

1Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

2For comparison purposes, Portfolio and Index performance is shown from the month end date of 11.30.99.

Past  performance  does  not  indicate  future  results.

Remain focused on the basics: While reducing inventories and cutting back on capital expenditures have accelerated the downward pressure on economic growth, in our view, these steps make good business sense. Fortunately, we have found many companies that have taken quick and decisive steps in response to this slower growth environment. On the other hand, there are still many companies that continue to guide analysts lower in their earnings expectations. As a result, we remain focused on the basics. By that we mean that investors ought to carefully examine their portfolios with an eye toward balance and diversity, high quality, and selectivity. Most importantly, in this uncertain environment, we believe it remains essential to understand the fundamental earnings prospects for individual companies.
Stockpickers market: In our view, economic growth is a wild card in the near term, but we remain optimistic regarding the long-term prospects for the U.S. equity market. Valuations have come down over the past 18 months, and we believe the overall market is currently modestly undervalued. Monetary policy is decidedly stimulative and, combined with reductions in the corporate and personal tax rates, we believe this will create a supportive macroeconomic climate for a rebound. But we also think the major opportunities for the balance of 2001 will come from company-specific situations rather than from broad sector themes. In an environment where understanding business fundamentals, earnings potential, and stock valuations is essential, we believe our Original ResearchSM process can add value for our clients.
Lower rates make equity more attractive: While it may take some time for the gloom to subside on Wall Street, we believe falling short-term interest rates will eventually tempt investors to shift out of cash instruments into equities in the second half of the year. And with money market balances at historically high levels, hindsight may prove that this was a good time for investors with long-term investment horizons to establish equity positions.

Investment  Strategy
Our view is that earnings and revenue growth drive stock prices, so we're always looking for companies with better-than-expected prospects. We're very interested in companies with new product cycles, which often help them generate higher growth than their competitors and the broader market. Some examples include software companies that are coming out with new and better versions of existing products and semiconductor companies developing smaller and faster chips.
We also look for companies driven by positive secular or demographic trends. An example of a positive secular trend is the move towards generic drugs. Our research indicates that a large number of the best-selling branded pharmaceuticals on the market will be coming off patent within the next five years. This may open up opportunities for the generic drug industry. An example of a positive demographic trend would be the growth in demand for post-secondary education. We believe that the increase in the number of adults returning to school for vocational training in areas such as information technology services, or for secondary degrees in accounting and management may drive good performance and future growth for many of these companies. Despite the struggles we've seen in the equity market over the past year or so, we have still found many investment opportunities. In the battered technology sector, we have seen opportunity in a number of economically sensitive technology sectors such as personal computers, semiconductor, and semiconductor capital equipment companies, as well as leading software and storage names. Some of our technology holdings that we feel are best positioned for solid, longer-term leadership in the sector include VERITAS, Verisign, and Microsoft. We have found several exciting investment opportunities in the video game software industry. With three new game hardware platforms about to come to the market before Christmas 2001, we think there could be a multi-year cycle of strong software demand. Some examples of companies we like in this area include Electronic Arts, Activision, and THQ.
In media and entertainment, we have focused on radio broadcasters, such as Westwood One, which we believe can continue to take market share from its competition. We've also been very gratified with our investments in the retail sector, such as Home Depot and Abercrombie and Fitch Outfitters. Another interesting area that could allow us to capitalize on new product cycles is gaming equipment. In this industry, we saw opportunity in companies such as International Game Technology, which has been involved in the transition from traditional slot machines to cashless machines, which according to our research seems to have achieved solid acceptance with consumers.

Finally, we have added to our holdings in biotechnology and emerging pharmaceuticals. Our research shows that many of these companies, such as Genzyme and Idec Pharmaceuticals, have developed better-than-expected products. So we see the potential for a number of blockbuster drugs that could help drive some of the strongest earnings growth in the health care industry for several years to come.
We feel we have positioned the portfolio for a recovery in corporate earnings. That is, we have focused on industries where business prospects have tended to decline and fall with the health of the overall economy. More specifically, we have concentrated on technology, retail, media and entertainment, and health care stocks. We believe technology actually has a very cyclical component because companies have tended to spend more on hardware and software as their businesses improve. In the health care sector, we have focused more on higher growth emerging pharmaceutical and biotech stocks rather than large pharmaceutical names. In the media and entertainment area, we believe that television and radio broadcasting companies with exposure to a recovering advertising market are the place to be.
Meanwhile, we have de-emphasized defensive sectors of the market, such as utilities, consumer staples, and financial services. We feel that in a recovering economy, we are likely to benefit more by owning companies that have greater economic sensitivity.

Outlook
Looking forward, we believe the U.S. economy is on the road to recovery, but we still expect significant volatility in the market along the way. We believe certain segments of the economy and select companies are likely to fare better than others. In fact, there are some industry sectors, such as telecommunications services and equipment, as well as many Internet-related companies, which may not experience much benefit from an economic recovery in the next six to nine months. For this reason, we have focused on companies with the best new product cycles and technologies, which may enable them to lead the way in their industries as the economy recovers.
As stated earlier, we have tried to position the portfolio for a recovery of growth, which we hope will begin to make itself evident by mid-year 2002. With the anticipated tax cuts and the Fed's aggressive approach to cutting interest rates, we are optimistic that 2002 will be better than 2001.

Ameritas  Research  Portfolio
Portfolio  within  Calvert  Variable  Series,  Inc.
Managed  by  Massachusetts  Financial  Services  Company



A  word  from  portfolio  management:

Portfolio  Objective  &  Investment  Style
The Portfolio seeks long-term growth of capital and future income by investing primarily in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio focuses on companies that the portfolio manager believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size. The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter markets.
A committee of investment research analysts selects holdings for the Portfolio. This committee includes investment analysts employed not only by the Massachusetts Financial Services Company (MFS), but also by MFS International (U.K.) Limited, a wholly owned subsidiary of MFS. The committee allocates the Portfolio's assets among various industries. Individual analysts then select what they view as securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility. The Portfolio may invest in foreign securities through which it may have exposure to foreign currencies.

Performance
For the six months ended June 30, 2001, the portfolio provided a total return of -12.80%, including the reinvestment of any dividend and capital gain distributions. These returns compare to a -6.69% return during the same period for the portfolio's benchmark, the Standard & Poor's 500 Composite Index (the S&P 500), a popular, unmanaged index of common stock total return performance.

Markets  &  Investment  Climate
Monetary policy: As was widely anticipated, on June 27th the Federal Reserve Board (the Fed) reduced the federal funds rate by 0.25%. While the cut wasn't as large as some investors had hoped, since early January 2001 the federal funds rate has gone from 6.5% to 3.75%, amounting to one of the most aggressive Fed easings in recent history. It's difficult to estimate when or if the Fed's rate cuts will succeed in turning the economy and the stock market around, but lower interest rates have tended to improve corporate cash flow by reducing a firm's current debt service burden. This, in turn, has tended to increase capital spending, and we believe both of these trends are good for corporate earnings and long-term economic growth.

Research  Portfolio1

Comparison  of  change  in
value  of  a  hypothetical  $10,000  investment.2







[INSERT  LINE  GRAPH  HERE]









Average  Annual  Total  Return
(period  ended  6.30.01)
One  year     (22.17%)
Since  inception  (11.1.99)     (3.16%)

1Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

2For comparison purposes, Portfolio and Index performance is shown from the month end date of 11.30.99.

Past  performance  does  not  indicate  future  results.

Deluge of economic data offers mixed messages: U.S. retail sales rose in May after increasing more in April than first reported, a sign consumers are still willing to spend and help keep the economy out of recession. Other positive signs included an inflation report suggesting that prices of imported goods, excluding petroleum, fell 0.2% in May, the fourth straight monthly decline; a strong housing market; and a decline in jobless claims. On the other hand, industrial production fell, and gross domestic product - the total value of goods and services produced in the U.S. economy - was revised downward from 2.0% to 1.2%.
Remain focused on the basics: While reducing inventories and cutting back on capital expenditures have accelerated the downward pressure on economic growth, in our view, these steps make good business sense. Fortunately, we have found many companies that have taken quick and decisive steps in response to this slower growth environment. On the other hand, there are still many companies that continue to guide analysts lower in their earnings expectations. As a result, we remain focused on the basics. By that we mean that investors ought to carefully examine their portfolios with an eye toward balance and diversity, high quality, and selectivity. Most importantly, in this uncertain environment, we believe it remains essential to understand the fundamental earnings prospects for individual companies.
Stockpickers market: In our view, economic growth is a wild card in the near term, but we remain optimistic regarding the long-term prospects for the U.S. equity market. Valuations have come down over the past 18 months, and we believe the overall market is currently modestly undervalued. Monetary policy is decidedly stimulative and, combined with reductions in the corporate and personal tax rates, we believe this will create a supportive macroeconomic climate for a rebound. But we also think the major opportunities for the balance of 2001 will come from company-specific situations rather than from broad sector themes. In an environment where understanding business fundamentals, earnings potential, and stock valuations is essential, we believe our Original ResearchSM process can add value for our clients.
Lower rates make equity more attractive: While it may take some time for the gloom to subside on Wall Street, we believe falling short-term interest rates will eventually tempt investors to shift out of cash instruments into equities in the second half of the year. And with money market balances at historically high levels, hindsight may prove that this was a good time for investors with long-term investment horizons to establish equity positions.

Investment  Strategy
Inventory write-downs, layoffs, reduced capital expenditures, and weak earnings reports all continued to exert downward pressure on the market during the period. In anticipation of difficult times ahead, we sharply reduced our positions in the technology and telecommunications sectors last year. However, the holdings we maintained in these sectors continued to disappoint the portfolio. Despite our quick response to reduce many of our technology and telecommunications holdings and maintaining what we believed were the highest-quality franchises in these sectors, the persistent deterioration of business fundamentals continued to catch investors off guard. While the portfolio' performance lagged the S&P 500 relative to many other large-cap growth funds, we feel we were early in identifying the extent of the slowdown in capital spending, which aided performance.
In addition to reducing our exposure to technology and telecommunications stocks, we added to defensive industries such as health care, energy and insurance in an effort to position the portfolio for an uncertain market environment. Despite mixed result in recent weeks from many high-quality established companies, stocks such as Safeway, Eli Lilly, and ExxonMobil remained prominent holdings in the portfolio because we saw reliable earnings growth at these companies. In the energy sector, electric power generators and oil and natural gas companies rallied early in the year due to strong demand and the spike in energy prices. In the insurance sector, we have concentrated on the commercial property and casualty insurers and diversified financial services companies, such as American International Group because we saw signs that they had gained more power to raise premiums and had gathered more assets.

Outlook
Looking forward, given the uncertain economic outlook and the negative investor sentiment in the market, we think it's difficult to determine exactly when we could see an upturn. From our standpoint, however, all this volatility and weakness creates opportunities for us because stocks are usually more attractive at lower prices and in a declining interest rate environment. The key question is, how long will things stay this way? We believe the market was unduly optimistic over a year ago, and it is now unduly pessimistic because most of the negative news about the economic slowdown, earnings problems, and excess capacity has been discounted into stock prices. What we believe has not been factored into stock prices yet is a potential recovery.

Ameritas  Growth  With  Income  Portfolio
Portfolio  within  Calvert  Variable  Series,  Inc.
Managed  by  Massachusetts  Financial  Services  Company


A  word  from  portfolio  management:

Portfolio  Objective  &  Investment  Style
The Portfolio seeks to provide long-term growth of capital with a secondary objective to seek reasonable current income by investing primarily in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. These securities may be listed on a securities exchange or traded in the over-the-counter markets. While the Portfolio may invest in companies of any size, it may generally focus on companies with larger market capitalizations that the portfolio manager believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities.

Performance
For the six months ended June 30, 2001, the portfolio provided a total return of -10.38%, including the reinvestment of any dividend and capital gain distributions. This return compares to a -6.69% return during the same period for the portfolio benchmark, the Standard & Poor's 500 Composite Index (the S&P
500), a popular, unmanaged index of common stock total return performance. While broad market conditions continued to be marked by poor investor confidence and general uncertainty about corporate earnings, the primary reason the portfolio lagged the S&P 500 was our significant exposure to energy stocks. Despite our long-term conviction regarding the future prospects of energy stocks, many of the natural gas, oil services, and electric utilities stocks that performed well for the portfolio in the early part of the year have come under pressure in recent months due to concerns about stock valuations and increased oil reserves, which could lead to lower prices. We believe oil prices will remain near historically high levels providing support to capital spending, corporate earnings, and profit margins.
Markets  &  Investment  Climate
Monetary policy: As was widely anticipated, on June 27th the Federal Reserve Board (the Fed) reduced the federal funds rate by 0.25%. While the cut wasn't as large as some investors had hoped, since early January 2001 the federal funds rate has gone from 6.5% to 3.75%, amounting to one of the most aggressive Fed easings in recent history. It's difficult to estimate when or if the Fed's rate cuts will succeed in turning the economy and the stock market around, but lower interest rates have tended to improve corporate cash flow by reducing a firm's current debt service burden. This, in turn, has tended to increase capital spending, and we believe both of these trends are good for corporate earnings and long-term economic growth.
Deluge of economic data offers mixed messages: U.S. retail sales rose in May after increasing more in April than first reported, a sign consumers are still willing to spend and help keep the economy out of recession. Other positive signs included

Growth  With  Income  Portfolio1

Comparison  of  change  in
value  of  a  hypothetical  $10,000  investment.2





[INSERT  LINE  GRAPH  HERE]











Average  Annual  Total  Return
(period  ended  6.30.01)
One  year     (11.04%)
Since  inception  (11.1.99)     (3.80%)

1Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

2For comparison purposes, Portfolio and Index performance is shown from the month end date of 11.30.99.

Past  performance  does  not  indicate  future  results.

an inflation report suggesting that prices of imported goods, excluding petroleum, fell 0.2% in May, the fourth straight monthly decline; a strong housing market; and a decline in jobless claims. On the other hand, industrial production fell, and gross domestic product - the total value of goods and services produced in the U.S. economy - was revised downward from 2.0% to 1.2%. Remain focused on the basics: While reducing inventories and cutting back on capital expenditures have accelerated the downward pressure on economic growth, in our view, these steps make good business sense. Fortunately, we have found many companies that have taken quick and decisive steps in response to this slower growth environment. On the other hand, there are still many companies that continue to guide analysts lower in their earnings expectations. As a result, we remain focused on the basics. By that we mean that investors ought to carefully examine their portfolios with an eye toward balance and diversity, high quality, and selectivity. Most importantly, in this uncertain environment, we believe it remains essential to understand the fundamental earnings prospects for individual companies.
Stockpickers market: In our view, economic growth is a wild card in the near term, but we remain optimistic regarding the long-term prospects for the U.S. equity market. Valuations have come down over the past 18 months, and we believe the overall market is currently modestly undervalued. Monetary policy is decidedly stimulative and, combined with reductions in the corporate and personal tax rates, we believe this will create a supportive macroeconomic climate for a rebound. But we also think the major opportunities for the balance of 2001 will come from company-specific situations rather than from broad sector themes. In an environment where understanding business fundamentals, earnings potential, and stock valuations is essential, we believe our Original ResearchSM process can add value for our clients.
Lower rates make equity more attractive: While it may take some time for the gloom to subside on Wall Street, we believe falling short-term interest rates will eventually tempt investors to shift out of cash instruments into equities in the second half of the year. And with money market balances at historically high levels, hindsight may prove that this was a good time for investors with long-term investment horizons to establish equity positions.

Outlook
There has been a lot of negative news for investors to worry about recently, but we believe there are still pockets of strength in the market, and fundamentals suggest that many companies could rebound later this year once the recent inventory excess is worked through. While it may take a little while before we see the positive effects of inventory reduction, interest rate cuts, and tax cuts, we think these are all powerful factors that could set the stage for a recovery in the economy and in investor sentiment toward the end of the year.

Ameritas  Index  500  Portfolio
Portfolio  within  Calvert  Variable  Series,  Inc.
Managed  by  SSgA  Funds  Management


A  word  from  portfolio  management:
Portfolio  Objective  &  Investment  Style
The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the S&P 500 Index. Under normal conditions, the Portfolio seeks to track the S&P 500 Index which is a widely recognized, unmanaged index of common stock prices. The Portfolio intends, under normal conditions, to invest in all 500 stocks in the S&P 500 Index in proportion to their weighting in the Index. If it is not able to purchase all 500 stocks, due to monetary constraints, it may purchase a representative sample.

Markets  &  Investment  Climate
The Federal Reserve Board (the Fed) cut rates aggressively during the first six months of 2001 in an attempt to spur an economy slowed by reduced spending and corporate profitability. GDP projections slowed during the quarter and investors began to fear an actual recession. In the second quarter, equity markets were finally rising while discounting an economic recovery later in the year. Central bank easings around the globe, led by the U.S., along with tax rebates and tax cuts approved by the U.S. Congress, were expected to add the necessary liquidity to turn sentiment and corporate earnings around. However, weaker than expected data from the Beige book, weekly unemployment claims, industrial production and weak corporate earnings indicated that a turnaround in the economy might be further away than originally thought. The market's reaction has erased much of the gains posted in the first two months of the second quarter.
The S&P 500 suffered through a disastrous first quarter, losing 11.86% of its value. In percentage terms, it was the worst quarterly performance since the index lost 14.5% in the third quarter of 1990 and was the S&P 500's worst first quarter performance since 1939. The second quarter started with a bang as growth stocks reversed the first quarter freefall to produce encouraging results in April. The markets presented a muddled picture in May and June as investors struggled to balance the Fed's aggressive rate cutting posture with disappointing corporate results. Overall the Index returned 5.85% for the quarter and -6.69% for the six months ended 6/30/2001.

Index  &  Portfolio  Performance
Performance for the fund through June 30, 2001 was -6.94% while the Index returned -6.69%. The S&P 500 Fund is managed with a full replication technique meaning that the Fund holds each Index constituent of the S&P 500 Index in its approximate capitalization weight. The replication technique allows the Fund to maintain performance that is close to the S&P 500 Index. Generally, variations in performance away from that of the benchmark can be attributed to Fund fees and expenses as well as trading costs associated with contributions and redemptions within the fund or additions or deletions from the Index. As of June 30, 2001, Standard & Poor's had made 11 additions deletions to S&P 500 Index. Deletions generally occur because of M&A activity, bankruptcies and restructurings, or lack of representation. Whenever a company is deleted from the Index, another company is added to keep the number of Index constituents at
500. Cash flows for the first six months of the year were not significant and did not impact performance in a significant manner.

Outlook
The Fund is a passively managed portfolio and will remain fully invested in the S&P 500 Index by holding constituent securities and financial futures at all times. As such, the performance will be dictated by the performance of the S&P
500  Index  and  general     U.  S.  equity  market  conditions.


Index  500  Portfolio1

Comparison  of  change  in
value  of  a  hypothetical  $10,000  investment.2







[INSERT  LINE  GRAPH  HERE]









Average  Annual  Total  Return
(period  ended  6.30.01)
One  year     (15.17%)
Since  inception  (11.1.99)     (5.50%)

1Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

2For comparison purposes, Portfolio and Index performance is shown from the month end date of 11.30.99.

Past  performance  does  not  indicate  future  results.

Ameritas  Money  Market  Portfolio
Portfolio  within  Calvert  Variable  Series,  Inc.
Managed  by  Calvert  Asset  Management  Company,  Inc.


A  word  from  portfolio  management:
Portfolio  Objective  &  Investment  Style
The Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity. The Portfolio seeks to maintain a constant net asset value of $1.00 per share for the Portfolio. The Portfolio invests in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. The Portfolio invests more than 25% of total assets in the financial services industry.
Markets  &  Investment  Climate
Recent economic releases indicate that the overall U.S. economy may be contracting. At the very least it has stalled. Real GDP has been rising at only about a 0.5% annual rate during the second quarter. Manufacturing data indicates that the sector is still descending. Real consumer spending and construction have remained fairly resilient so far. However, consumption has slowed recently, and construction may be topping out. Many believe the only thing keeping the economy out of a recession is consumer spending. Consumer spending has accounted for approximately two-thirds of final sales despite a lagging stock market, negative corporate earnings announcements, and mounting layoffs. While spending has slowed recently, it should receive a boost with the forthcoming tax rebate checks. Growth, not inflation, has become the main concern. It remains to be seen if the easing in monetary and fiscal policy can counteract weakness in labor markets, a potential negative wealth effect, and increasingly negative corporate earnings and spending.
Investment  Strategy
The portfolio benefited from extending the average weighted maturity during the fourth quarter of 2000. The extension enabled the portfolio to lock in rates as all signs pointed to the Federal Reserve Board (the Fed) easing. During the past six months, we continued to maintain a long average weighted maturity as the markets and economic data called for further Fed easing. Since the beginning of the year, the Fed has cut the federal funds rate by a total of 275 basis points. The last cut on June 27, 2001 reduced the federal funds rate to 3.75%. Performance
For the six months ended June 30, 2001, the fund shares returned 2.50% versus 2.36% for the Lipper Variable Annuity Money Market Funds Average.


Money  Market  Portfolio

Average  Annual  Total  Return
(period  ended  6.30.01)
One  year     5.85%
Since  inception  (10.29.99)     5.98%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

Past  performance  does  not  indicate  future  results.

Outlook
The Fed issued the following statement emphasizing concerns about the slowing economy: "The patterns evident in recent months-declining profitability and business capital spending, weak expansion of consumption, and slowing growth abroad-continue to weigh on the economy. The associated easing of pressures on labor and product markets are expected to keep inflation contained. Although continuing favorable trends bolster long-term prospects for productivity growth and the economy, the Committee continues to believe that against the background of its long-run goals of price stability and sustainable economic growth and of the information currently available, the risks are weighted mainly toward conditions that may generate economic weakness in the foreseeable future." We will continue to monitor the economic releases of the coming months and maintain a weighted average maturity near that of our peers. The consensus among analysts is that an additional rate cut, most likely 25 basis points is still to come.

Ameritas  Select  Portfolio
Portfolio  within  Calvert  Variable  Series,  Inc.
Managed  by  Harris  Associates

A  word  from  portfolio  management:
Portfolio  Objective  &  Investment  Style
The Portfolio seeks long-term capital appreciation by investing primarily in a non-diversified portfolio of equity securities. This means that the Portfolio is not limited under the Investment Company Act of 1940 to a percentage of assets that it may invest in any one issuer. The Portfolio could own as few as 12 securities, but generally will have 15 to 20 securities in its portfolio. The Portfolio's equity investment process is research driven and focuses on investment fundamentals in seeking attractive securities. The managers adhere to five core investment guidelines: buy stocks that appear to be selling at a significant discount to their estimated underlying value; invest in companies with owner-oriented management; utilize in-house research; avoid over-diversification by managing concentrated portfolios; and invest with a long-term perspective.
Performance
The portfolio returned 21.40% for the 6-month period ended June 30, 2001. The results compared favorably with the S&P 500 and the Russell Mid Cap Value Index, which returned -6.69% and 3.27%, respectively.
Markets  &  Investment  Climate
The period of market volatility that began over a year ago extended into the first half of 2001. Shrinking earnings forecasts and widespread layoffs were clear signs of a slowing economy, a condition that the Federal Reserve Board sought to remedy by cutting interest rates sharply. We view these rate cuts as a long-term positive for the economy and for investors. We also welcome the market's return to traditional ways of evaluating stocks, including analysis of a company's intrinsic worth and earnings based on performance rather than perceived worth.
Investment  Strategy
Currently, the Portfolio holds 22 stocks across a variety of industries. During the past six months, performance was aided by a large gain in JC Penney (+68%), where investors gained confidence that new CEO, Allen Questrom, will succeed in turning around this large retailer. H&R Block (+56%) showed strong earnings gains in an environment where many companies reported disappointing earnings. Management's increased focus on the tax preparation business and intelligent re-investment of excess cash flow bolstered confidence that annual earnings per share growth can be 15% for many years to come.
These positive results significantly outweighed the weaker performing stocks such as Burlington Resources and Novell, which experienced small declines. Positive performance by the majority of the stocks in the portfolio with no major declines during the second quarter helped produce a favorable performance during the first half of 2001.
Outlook
Some of our value-investing peers have been holding more cash in their portfolios claiming they can no longer find attractively priced stocks. Two of our largest holdings-Washington Mutual and H&R Block-are industry leaders that will likely achieve above average growth, selling at 10-15x expected cash earnings. Compare that to the S&P 500, which sells at over 20x. We believe our holdings represent outstanding values relative to the market, as well as relative to either cash or bond alternatives.

Select  Portfolio

Average  Annual  Total  Return
(period  ended  6.30.01)
Since  inception  (1.2.01)     21.40%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

Past  performance  does  not  indicate  future  results.

Our philosophy of buying good businesses at cheap prices remains the cornerstone of our investment process. By purchasing securities at a discount to underlying value and by partnering with shareholder-oriented management teams, we believe we can achieve successful investment results over the long term with below average risk.
As a reminder, there are three qualities we look for in any stock we consider purchasing:
1. A stock price that is below 60% of the price we estimate an acquirer who pays in cash would pay to own the entire business today.
2. An expected annual growth rate in per-share value that, when added to the dividend yield, exceeds 10% per year.
3. A successful management with economic incentive to behave like owners. When a stock meets all three criteria, we purchase it and wait patiently for the market price to increase to 90% of our value estimate. Then, we sell it. We are willing to take very large position sizes-14%-15% of the portfolio-for our favorite ideas. These large positions are reserved not necessarily for the stocks with the largest return potential, but rather for those stocks we believe have the best probability of achieving a large return. Why, in our judgment, does Washington Mutual still deserve to account for 14% of our assets?
1. Price. Washington Mutual is priced at less than 10x our estimate of next year's cash earnings-less than half of the S&P 500 multiple and less than two-thirds the multiple accorded other leading financial service companies. Acquisitions of inferior companies in the financial sector have occurred at multiples in the teens.
2. Value Growth. Washington Mutual's existing markets have above-average population growth, and Washington Mutual has consistently gained market share and increased its number of accounts per customer. In addition, Washington Mutual has used its industry leading low-cost structure to make acquisitions that add to both earnings and growth opportunities. Washington Mutual's recently announced acquisition of Dime Savings Bank fits that mold: it adds a few pennies to next year's expected cash earnings and creates many new growth opportunities along the East Cost.
 3. Management. CEO Kerry Killenger continues to have most of his personal wealth invested in Washington Mutual stock. Killenger's track record is impressive. Over the last decade of his tenure, earnings-per-share have growth at a compound rate of 17%, and the stock has returned 26% per year. When we consider the risk of being wrong in our assessment of Washington Mutual, we conclude the probability is much less than with other stocks. Washington Mutual has targeted the middle-market customer, who is much less sensitive to stock market declines or economic slowdowns than the upper income customer that most financial institutions prefer. Also, loans on owner-occupied, middle-market homes that account for so much of Washington Mutual's asset base are not nearly as risky as the consumer and corporate loans at most financial service companies. We conclude that Washington Mutual has a relatively low-risk business model, is being managed for the benefit of its shareholders, and is likely to continue growing at a rate significantly above most other companies. Best of all, despite the business success and the strong stock performance, this company is still priced at bargain level. So, when shareholders ask why are we taking the risk of having such a big position in Washington Mutual, it's because this stock still has a much better risk-return tradeoff than anything else we have found.

Ameritas  Micro  Cap  Portfolio
Portfolio  within  Calvert  Variable  Series,  Inc.
Managed  by  David  L.  Babson  &  Company

A  word  from  portfolio  management:
Portfolio  Objective  &  Investment  Style
The Portfolio seeks long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered to be undervalued.
Under normal circumstances, the Portfolio will invest substantially all (but no less than 65%) of its total assets in common stocks of smaller companies. The Portfolio will invest primarily in equity securities of micro capitalization companies. Micro capitalization companies are those with capitalizations at the time of purchase of no more than 50% of the weighted average market capitalization of the Russell 2000 Index, measured as of the last time the Index was rebalanced, which is generally June 30 of each year. (This 50% figure was approximately $399 million as of June 29, 2001). The Portfolio may also invest to a lesser extent in companies with market capitalizations in excess of 50% of the weighted average market capitalization of the Russell 2000 Index. The Subadvisor will select investments for the Portfolio based on its assessment of whether the securities are likely to provide favorable capital appreciation over the long term.
The Portfolio may purchase stocks in initial public offerings ("IPOs") and may sell such securities without regard to how long the Portfolio has held the securities. The market capitalizations of the companies whose securities the Portfolio purchases in IPOs may be outside the Portfolio's market capitalization range stated above.
Performance
The Portfolio delivered good performance during the first six months of 2001. It was up 29.47% while the Russell 2000 advanced 6.95%. Performance benefited from our small cap mandate and somewhat from our value orientation, even though we do not have a deep value strategy.
Markets  &  Investment  Climate
Speculation that the economy will recover in the next 6-12 months drove equity prices sharply higher in the second quarter of 2001. Deep value cyclicals led the parade. Meanwhile, slow economic growth has led to lower earnings for several companies. As a result, valuations on 2001 earnings have risen to somewhat uncomfortable levels. Federal Reserve interest rate cuts have been the primary factor behind any strength the market has shown. These cuts also enhance the prospect for an economic recovery.
Investment  Strategy
Our best stock performance during the first half of 2001 was driven by an eclectic group of stocks that were not very economically sensitive. They competed in industries like health care, oil service, and road construction. Our worst performers were primarily technology related. This is contrary to the typical value-oriented manager, whose best stocks were likely deep cyclicals, participating in the automobile and housing markets. As usual, there is more than one way to skin a cat.
Outlook
We see tremendous risk and opportunity in the stock market as noted above, stock valuations suggest general speculation that any economic sluggishness will be of short duration. If the economy suffers a significant slowdown, the equity markets could suffer dramatic losses from these levels. If we recover in the next twelve months, equity prices will likely be significantly higher. Either way, we will continue to seek well-positioned companies with disciplined, but aggressive management that we believe can outperform the market in any environment.

Micro  Cap  Portfolio

Average  Annual  Total  Return
(period  ended  6.30.01)
Since  inception  (1.2.01)     29.47%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

Past  performance  does  not  indicate  future  results.

Income  &  Growth  Portfolio
Schedule  of  Investments
June  30,  2001

Equity  Securities  -  92.8%                              Shares           Value
Aerospace  -  Defense  -  1.3%
General  Dynamics  Corp.                                  13,350      $1,038,764

Banks  -  Major  Regional  -  3.0%
Bank  of  New  York  Co.,  Inc.                           21,550       1,034,400
Northern  Trust  Corp.                                    22,000       1,375,000
                                                                       2,409,400

Biotechnology  -  2.9%
Amgen,  Inc.*                                             39,200       2,378,656

Broadcast  -  Television,  Radio  &  Cable  -  2.1%
Comcast  Corp.*                                           40,200       1,744,680

Communications  Equipment  -  3.1%
Nokia  Corp.                                             115,800       2,552,232

Computers  -  Hardware  -  1.1%
Sun  Microsystems,  Inc.  *                               58,500         919,620

Computers  -  Networking  -  1.3%
Cisco  Systems,  Inc.  *                                  60,000       1,092,000

Computers  -  Softwares  &  Services  -  2.5%
eBay,  Inc.  *                                            30,000       2,054,700

Distributors  -  Food  &  Health  -  3.4%
Cardinal  Health,  Inc.                                   39,600       2,732,400

Electric  Companies  -  2.0%
Duke  Energy  Corp.                                       41,000       1,599,410

Electrical  Equipment  -  1.9%
General  Electric  Co.                                    32,450       1,581,938

Electronics  -  Instrument  -  0.4%
Waters  Corp.*                                            12,100         334,081

Entertainment  -  2.0%
AOL  Time  Warner,  Inc*                                  30,000       1,590,000

Financial  -  Diversified  -  8.8%
Citigroup,  Inc.                                          77,566       4,098,587
Morgan  Stanley  Dean  Witter  and  Co.                   48,000       3,083,040
                                                                       7,181,627

Healthcare  -  Diversified  -  7.1%
Abbott  Laboratories                                      52,400       2,515,724
American  Home  Products  Corp.                           55,500       3,243,420
                                                                       5,759,144

Healthcare  -  Drugs  &  Pharmaceuticals  -  5.9%
Eli  Lilly  and  Co.                                      36,200       2,678,800
Pfizer,  Inc.                                             52,650       2,108,632
                                                                       4,787,432

Equity  Securities  -  Cont'd     Shares     Value
Healthcare  -  Medical  Product  &  Supplies  -  2.9%
Baxter  International,  Inc.                              41,200      $2,018,800
Medtronic,  Inc.                                           8,200         377,282
                                                                       2,396,082

Insurance  Brokers  -  3.3%
Marsh  &  McLennan  Co.'s                                 26,550       2,681,550

Insurance  -  Multi-Line  -  4.2%
American  International  Group                            40,305       3,466,230

Investment  Banking  /  Brokerage  -  3.9%
Charles  Schwab  Corp.                                    45,000         688,500
Merrill  Lynch  &  Co.                                    42,600       2,524,050
                                                                       3,212,550

Investment  Management  -  1.8%
Stilwell  Financial,  Inc.                                43,900       1,473,284

Manufacturing  -  Diversified  -  4.9%
Tyco  International,  Ltd.                                40,300       2,196,350
United  Technologies  Corp.                               24,300       1,780,218
                                                                       3,976,568

Oil  &  Gas  -  Drilling  &  Equipment  -  0.8%
Transocean  Sedco  Forex,  Inc.                           16,700         688,875

Retail  -  Building  Supplies  -  4.6%
Home  Depot,  Inc.                                        81,300       3,784,515

Retail  -  General  Merchandise  -  6.0%
Target  Corp.                                             51,075       1,767,195
Wal-Mart  Stores,  Inc.                                   63,550       3,101,240
                                                                       4,868,435

Retail  -  Specialty,  Apparel  -  1.9%
Gap,  Inc.                                                53,800       1,560,200

Services  -  Advertising  /  Marketing  -  0.5%
Omnicom  Group                                             4,500         387,000

Services  -  Data  Processing  -  5.3%
First  Data  Corp.                                        25,100       1,612,675
Paychex,  Inc.                                            68,150       2,726,000
                                                                       4,338,675

Tobacco  -  3.9%
Philip  Morris  Co.'s,  Inc.                              63,100       3,202,325


          Total  Equity  Securities  (Cost $76,648,447)               75,792,373

U.  S.  Government  Agencies                             Principal
And  Instrumentalities  -  7.3%                            Amount          Value
Federal  Home  Loan  Bank  Discount  Notes:
     3.73%,  7/6/01                                       $100,000       $99,948
     3.80%,  7/6/01                                        150,000       149,921
     3.85%,  7/6/01                                        150,000       149,920
     3.78%,  7/11/01                                       150,000       149,842
     3.66%,  7/17/01                                     1,900,000     1,896,909
     3.72%,  7/19/01                                       500,000       499,070
     3.53%,  7/27/01                                       300,000       299,235
Federal  Home  Loan  Mortgage
Discount  Notes,  3.65%,  7/24/01                        2,700,000     2,693,704

          Total  U.  S.  Government  Agencies
             and  Instrumentalities  (Cost$5,938,549)                  5,938,549


             TOTAL  INVESTMENTS  (Cost  $82,586,996)  -  100.1%       81,730,922
             Other  assets  and  liabilities,  net  -  (0.1%)          (103,346)
             Net  Assets  -  100%                                    $81,627,576




See  notes  to  schedules  of  investments  and  notes  to financial statements.

Growth  Portfolio
Schedule  of  Investments
June  30,  2001

Equity  Securities  -  99.3%                            Shares             Value
Aerospace  &  Defense  -  0.8%
General  Dynamics  Corp.                                16,200        $1,260,522

Biotechnology  -  2.0%
Amgen,  Inc.*                                           50,600         3,070,408

Broadcast  -  Television,  Radio  and  Cable  -  1.6%
Comcast  Corp.*                                         58,500         2,538,900

Communications  Equipment  -  2.5%
Nokia  Corp.                                           172,350         3,798,594

Computers  -  Hardware  -  5.0%
Dell  Computer  Corp.*                                 112,720         2,947,628
Sun  Microsystems,  Inc.*                              298,900         4,698,708
                                                                       7,646,336

Computers  -  Networking  -  1.5%
Cisco  Systems,  Inc.*                                 129,200         2,351,440

Computers  -  Peripherals  -  2.7%
EMC  Corp.*                                            144,750         4,204,987

Computers  -  Software  &  Services  -  6.4%
eBay,  Inc.*                                            50,700         3,472,443
Intuit,  Inc.*                                          41,800         1,671,582
Microsoft  Corp.*                                       65,800         4,803,400
                                                                       9,947,425

Distributors  -  Food  &  Health  -  2.5%
Cardinal  Health,  Inc.                                 56,800         3,919,200

Electric  Companies  -  0.9%
Duke  Energy  Corp.                                     35,200         1,373,152

Electrical  Equipment  -  4.7%
General  Electric  Co.                                  97,800         4,767,750
Sanmina  Corp.*                                         49,900         1,168,159
Solectron  Corp.*                                       76,000         1,390,800
                                                                       7,326,709

Entertainment  -  4.2%
AOL  Time  Warner,  Inc.*                               88,150         4,671,950
Viacom,  Inc.*                                          33,900         1,754,325
                                                                       6,426,275

Financial  -  Diversified  -  4.8%
Citigroup,  Inc.                                       122,133         6,453,508
Morgan  Stanley  Dean  Witter  &  Co.                   13,850           889,586
                                                                       7,343,094

Healthcare  -  Diversified  -  5.1%
Abbott  Laboratories                                    51,350         2,465,313
American  Home  Products  Corp.                         92,350         5,396,934
                                                                       7,862,247

Equity  Securities  -  Cont'd                           Shares             Value
Healthcare  -  Drugs  &  Pharmaceutical  -  4.9%
Forest  Laboratories,  Inc.*                            14,250        $1,011,750
Pfizer,  Inc.                                          164,500         6,588,225
                                                                       7,599,975

Healthcare  -  Hospital  Management  -  2.6%
Tenet  Healthcare  Corp.                                78,750         4,062,713

Healthcare  -  Medical  Products  &  Supplies  -  2.9%
Baxter  International,  Inc.                            84,600         4,145,400
Medtronic,  Inc.                                         5,900           271,459
                                                                       4,416,859

Insurance  -  Multi-Line  -  3.2%
American  International  Group                          58,300         5,013,800

Insurance  Brokers  -  2.0%
Marsh  &  McLennan  Co.'s,  Inc.                        29,800         3,009,800

Investment  Banking  and  Brokerage  -  2.7%
Charles  Schwab  Corp.                                  69,600         1,064,880
Merrill  Lynch  &  Co.,  Inc.                           52,800         3,128,400
                                                                       4,193,280

Investment  Management  -  1.3%
Stilwell  Financial,  Inc.                              59,000         1,980,040

Manufacturing  -  Diversified  -  5.5%
Tyco  International  Ltd.                              119,300         6,501,850
United  Technologies  Corp.                             25,950         1,901,097
                                                                       8,402,947

Oil  &  Gas  -  Drilling  &  Equipment  -  5.8%
BJ  Services  Co.*                                      42,700         1,211,826
Halliburton  Co.                                        69,350         2,468,860
Nabors  Industries,  Inc.  *                            44,850         1,668,420
Smith  International,  Inc.*                             7,900           473,210
Transocean  Sedco  Forex,  Inc.                         74,350         3,066,938
                                                                       8,889,254

Oil  -  International  Integrated  -  4.0%
Exxon  Mobil  Corp.                                     53,750         4,695,062
Texaco,  Inc.                                           22,900         1,525,140
                                                                       6,220,202

Power  Producers  -  Independent  -  2.6%
Calpine  Corp.*                                        105,900         4,003,020

Retail  -  Building  Supplies  -  3.0%
Home  Depot,  Inc.                                     100,500         4,678,275

Retail  -  Computer  &  Electronics  -  1.4%
Best  Buy  Co.,  Inc.*                                  34,900         2,216,848

Retail  -  Food  Chains  -  2.9%
Kroger  Co.*                                            50,200         1,255,000
Safeway,  Inc.*                                         65,600         3,148,800
                                                                       4,403,800

Equity  Securities  -  Cont'd                           Shares             Value
Retail  -  General  Merchandise  -  3.5%
Target  Corp.                                           21,900          $757,740
Wal-Mart  Stores,  Inc.                                 95,600         4,665,280
                                                                       5,423,020

Retail  -  Specialty,  Apparel  -  1.9%
Gap,  Inc.                                             101,800         2,952,200

Services  -  Advertising  &  Marketing  -  1.1%
Omnicom  Group                                          20,400         1,754,400

Services  -  Data  Processing  -  0.5%
First  Data  Corp.                                      13,050           838,463


Tobacco  -  2.8%
Philip  Morris  Co.'s,  Inc.                            84,950         4,311,212


      Total  Equity Securities (Cost $155,509,926)                   153,439,397

                                                      Principal
U.S. Government Agencies and Instrumentalities - 0.3%   Amount
Federal  Home  Loan  Bank  Discount
 Notes,  3.70%,  7/27/01                              $300,000           299,198
Federal  National  Mortgage  Association
 Discount  Notes,  3.54%,  7/25/01                     150,000           149,646



       Total  U.S.  Government Agencies and
         Instrumentalities (Cost $448,844)                               448,844



           TOTAL INVESTMENTS (Cost $155,958,770) - 99.6%             153,888,241
           Other  assets  and  liabilities, net - 0.4%                   571,565
           Net  Assets  -  100%                                     $154,459,806


See  notes  to  schedules  of  investments  and  notes  to financial statements.

Small  Capitalization  Portfolio
Schedule  of  Investments
June  30,  2001

Equity  Securities  -  86.2%                            Shares             Value
Air  Freight  -  0.4%
Global  Power  Equipment  Group,  Inc.*                  8,500          $249,050

Banks  -  Regional  -  2.0%
Boston  Private  Financial  Holdings,  Inc.             12,500           280,000
Southwest  BanCorp.  of  Texas,  Inc.*                  24,000           725,040
UCBH  Holdings,  Inc.                                   11,500           349,025
                                                                       1,354,065

Beverages  -  0.9%
Constellation  Brands,  Inc.*                           14,400           590,400

Biotechnology  -  7.3%
Aviron*                                                 13,300           758,100
Charles  River  Laboratories  International,  Inc.*     10,700           371,825
CV  Therapeutics,  Inc.*                                 3,000           171,000
Digene  Corp.*                                           6,900           281,520
Enzon,  Inc.*                                           17,100         1,068,750
Idec  Pharmaceuticals  Corp.*                           11,800           798,742
InterMune,  Inc.*                                       10,200           363,324
Invitrogen  Corp.*                                       7,000           502,600
OSI  Pharmaceuticals,  Inc.*                            10,900           573,231
                                                                       4,889,092

Building  Materials  -  1.0%
Dal-Tile  International,  Inc.*                         38,050           705,827

Chemicals  -  0.9%
Albany  Molecular  Research,  Inc.*                     14,300           543,543
Peabody  Energy  Corp.*                                  2,900            94,975
                                                                         638,518

Communications  Equipment  -  3.3%
Oni  Systems  Corp.*                                    38,000         1,060,200
Research  In  Motion,  Ltd.*                            35,000         1,128,750
                                                                       2,188,950

Computer  Hardware  -  0.4%
Digital  Lightwave,  Inc.*                               8,000           295,680

Computers  -  Networking  -  0.2%
Avocent  Corp.*                                          4,700           106,925

Computers  -  Software  &  Services  -  7.0%
Eclipsys  Corp.*                                         7,405           177,720
Informatica  Corp.*                                     15,700           272,552
Manugistics  Group,  Inc.*                              20,600           517,060
Matrixone,  Inc.*                                       16,775           389,012
Mercury  Interactive  Corp.*                            13,900           832,610
Micromuse,  Inc.*                                       13,450           376,465
Netegrity,  Inc.*                                       15,950           478,500
Openwave  Systems,  Inc.*                               12,100           419,870
Simplex  Solutions,  Inc.*                               7,900           187,230
SpeechWorks  International,  Inc.*                      24,400           383,080
Synopsys,  Inc.*                                        12,200           590,358
Viewpoint  Corp.*                                        9,100            77,350
                                                                       4,701,807

Equity  Securities  -  Cont'd     Shares     Value
Consumer  -  Jewels,  Novelty,  Gifts  -  0.5%
Blyth,  Inc.                                            13,250          $340,658

Distributors  -  Food  &  Health  -  2.9%
Amerisource  Health  Corp.*                             28,600         1,581,580
Scios,  Inc.*                                           14,800           370,148
                                                                       1,951,728

Electrical  Equipment  -  2.1%
Flextronics  International  Ltd.*                       27,400           715,414
Plexus  Corp.*                                          20,000           660,000
                                                                       1,375,414

Electronics  -  Instrument  -  4.0%
CYTYC  Corp.*                                           33,300           767,565
DDI  Corp.*                                             19,200           384,000
FEI  Co.*                                                5,000           205,000
Keithley  Instruments,  Inc.                            17,900           381,270
Newport  Corp.                                          29,350           777,775
Photon  Dynamics,  Inc.*                                 6,300           198,355
                                                                       2,713,965

Electronics  -  Semiconductors  -  1.5%
Advanced  Energy  Industries,  Inc.*                    10,600           437,462
Brooks  Automation,  Inc.*                               6,400           295,040
Photronics,  Inc.*                                      10,700           274,562
                                                                       1,007,064

Electric  Companies  -  0.4%
Aquila,  Inc.*                                          11,700           288,405

Electronics  -  Semiconductors  -  4.5%
Cirrus  Logic,  Inc.*                                   15,400           354,662
Dupont  Photomasks,  Inc.*                              11,774           568,096
Elantec  Semiconductor,  Inc.*                           4,000           131,300
Exar  Corp.*                                            16,300           322,088
Integrated  Circuit  Systems,  Inc.*                    45,800           879,360
Pixelworks,  Inc.*                                       3,100           110,794
Varian  Semiconductor  Equipment,  Inc.*                15,100           634,200
                                                                       3,000,500

Engineering  &  Construction  -  0.4%
Horizon  Offshore,  Inc.*                               17,900           241,650

Health  Care  -  Drugs  &  Major  Pharmaceuticals  -  1.9%
Barr  Laboratories,  Inc.*                               9,100           640,731
Celgene  Corp.*                                          3,100            89,435
First  Horizon  Pharmaceutical  Corp.*                  10,100           324,210
Ligand  Pharmaceuticals,  Inc.*                         20,000           226,000
                                                                       1,280,376

Health  Care  -  Hospital  Management  -  4.0%
LifePoint  Hospitals,  Inc.*                            16,180           716,450
Province  Healthcare  Co.*                              30,100         1,062,229
RehabCare  Group,  Inc.*                                18,263           880,277
                                                                       2,658,956

Health  Care  -  Managed  Care  -  2.6%
Express  Scripts,  Inc.*                                23,350         1,284,951
MID  Atlantic  Medical  Services,  Inc.*                25,800           462,594
                                                                       1,747,545

Equity  Securities  -  Cont'd                           Shares             Value
Health  Care  -  Special  Services  -  3.0%
Accredo  Health,  Inc.*                                 10,950          $407,230
Laboratory  Corp.  of  America  Holdings*               16,300         1,253,470
Orthodontic  Centers  of  America,  Inc.*               11,250           341,888
                                                                       2,002,588

Homebuilding  -  1.1%
DR  Horton,  Inc.                                       13,280           301,456
Toll  Brothers,  Inc.*                                  10,300           404,893
                                                                         706,349

Household  Products  -  Non-Durable  -  0.8%
Church  &  Dwight,  Inc.                                22,300           567,535

Investment  Management  -  3.6%
Affiliated  Managers  Group,  Inc.*                     12,250           753,375
Federated  Investors,  Inc.                             30,850           993,370
Investors  Financial  Services  Corp.                   10,500           703,500
                                                                       2,450,245

Lodging  -  Hotels  -  0.6%
Orient-Express  Hotels  Ltd.*                           19,000           418,950

Machinery  -  Diversified  -  0.4%
Mettler  Toledo  International,  Inc.*                   5,900           255,175

Manufacturing  -  Diversified  -  0.5%
Shuffle  Master,  Inc.*                                  8,500           178,500
Yankee  Candle  Company,  Inc.*                          9,800           186,102
                                                                         364,602

Metals  Mining  -  0.6%
Arch  Coal,  Inc.                                       14,600           377,702

Metal  Fabricators  -  1.7%
Shaw  Group,  Inc.  (The)*                              27,700         1,110,770

Oil  &  Gas  -  Drilling  &  Equipment  -  3.0%
Grey  Wolf,  Inc.*                                      34,775           139,100
Hydril  Co.*                                            11,200           255,024
Patterson  Energy,  Inc.*                               29,450           526,271
Smith  International,  Inc.*                            10,050           601,995
Veritas  DGC,  Inc.*                                    17,300           480,075
                                                                       2,002,465

Oil  &  Gas  -  Exploration  &  Production  -  2.3%
Cabot  Oil  &  Gas  Corp.                                8,000           195,200
Spinnaker  Exploration  Co.*                            23,550           938,703
St.  Mary  Land  &  Exploration  Co.                     6,200           144,832
Swift  Energy  Co.*                                      7,700           232,001
                                                                       1,510,736

Restaurants  -  4.7%
Applebees  International,  Inc.                          8,850           283,200
California  Pizza  Kitchen,  Inc.*                      19,990           464,767
CEC  Entertainment,  Inc.*                              13,600           671,160
Cheesecake  Factory,  Inc.*                             39,050         1,105,115
Ruby  Tuesday,  Inc.                                    36,550           625,005
                                                                       3,149,247

Equity  Securities  -  Cont'd                           Shares             Value
Retail  -  Computers  &  Electronics  -  0.6%
Tweeter  Home  Entertainment  Group,  Inc.*             10,700          $377,710

Retail  -  Drug  Stores  -  1.2%
Caremark  Rx,  Inc.*                                    19,500           321,945
Duane  Reade,  Inc.*                                    14,750           479,375
                                                                         801,320

Retail  -  Specialty,  Apparel  -  1.9%
Abercrombie  &  Fitch  Co.*                             17,400           774,300
American  Eagle  Outfitters,  Inc.*                     14,800           521,552
                                                                       1,295,852

Services  -  Commercial  &  Consumer  -  8.2%
Career  Education  Corp.*                               15,900           952,410
Cerner  Corp.*                                           5,700           239,400
Corinthian  Colleges,  Inc.*                            23,900         1,124,973
Corporate  Executive  Board  Co.*                       20,900           877,800
Education  Management  Corp.*                           10,100           404,505
Exult,  Inc.*                                           43,100           734,855
Rent-A-Center,  Inc.*                                    6,700           352,420
Resources  Connection,  Inc.*                           14,300           369,512
Strayer  Education,  Inc.                                8,200           399,750
                                                                       5,455,625

Services  -  Data  Process  -  2.8%
Bisys  Group,  Inc.*                                    15,420           909,780
Factset  Research  Systems,  Inc.                       26,200           935,340
                                                                       1,845,120

Textiles  -  Specialty  -  1.0%
Coach,  Inc.*                                           17,100           650,655


      Total  Equity  Securities (Cost $58,766,618 )                   57,699,221

U.S. Government Agencies and                          Principal
  Instrumentalities - 15.8%                             Amount
Federal  Home  Loan  Bank  Discount  Notes:
     3.73%,  7/6/01                                   $450,000           449,767
     3.74%,  7/6/01                                    600,000           599,688
     3.80%,  7/6/01                                  1,100,000         1,099,419
     3.78%,  7/11/01                                 1,700,000         1,698,215
     3.76%,  7/13/01                                   400,000           399,499
     3.66%,  7/17/01                                 3,500,000         3,494,307
     3.72%,  7/19/01                                 1,000,000           998,140
     3.53%,  7/27/01                                 1,200,000         1,196,941
     3.70%,  7/27/01                                   200,000           199,465
Federal  National  Mortgage  Association
  Discount  Notes,  3.54%,  7/25/01                    450,000           448,938

     U.S.  Government  Agencies and
       Instrumentalities - (Cost $10,584,379 )                        10,584,379


         TOTAL  INVESTMENTS  (Cost  $69,350,997  )  -  102.0%         68,253,600
         Other  assets  and  liabilities,  net  -  (2.0%)            (1,364,601)
         Net  Assets  -  100%                                        $66,888,999

See  notes  to  schedules  of  investments  and  notes  to financial statements.

Midcap  Growth  Portfolio
Schedule  of  Investments
June  30,  2001

Equity  Securities  -  93.0%                            Shares             Value
Aerospace  &  Defense  -  1.0%
General  Dynamics  Corp.                                13,900        $1,081,559

Airlines  -  0.9%
Continental  Airlines,  Inc.*                           20,500         1,009,625

Biotechnology  -  7.0%
Biogen,  Inc.*                                          19,800         1,076,328
Cephalon,  Inc.*                                        18,200         1,283,100
Enzon,  Inc.*                                            8,800           550,000
Genzyme  Corp.  -  General  Division*                   42,800         2,610,800
Gilead  Sciences,  Inc.*                                26,400         1,536,216
InterMune,  Inc.*                                        5,000           178,100
Invitrogen,  Corp.*                                      8,100           581,580
                                                                       7,816,124

Computer  Technology  -  1.0
Synopsys,  Inc.*                                        24,200         1,171,038

Computers  -  Software  &  Services  -  10.6%
Adobe  Systems,  Inc.                                   22,900         1,076,300
Amdocs,  Ltd.*                                          19,900         1,071,615
BMC  Software,  Inc.*                                   51,500         1,160,810
eBay,  Inc.*                                            24,900         1,705,401
Intuit,  Inc.*                                         103,800         4,150,962
Openwave  Systems,  Inc.*                               59,066         2,049,590
Verisign,  Inc.*                                        10,800           648,108
                                                                      11,862,786

Distributors  -  Food  &  Health  -  3.0%
Amerisource  Health  Corp.*                             60,502         3,345,761

Electrical  Equipment  -  3.3%
Flextronics  International,  Ltd.*                      43,000         1,122,730
Sanmina  Corp.*                                         51,380         1,202,806
SPX  Corp.*                                             10,900         1,364,462
                                                                       3,689,998

Electronics  -  Instruments  -  2.1%
Newport  Corp.                                          30,100           797,650
Waters  Corp.*                                          56,800         1,568,248
                                                                       2,365,898

Electronics  -  Semiconductors  -  3.2%
Microchip  Technology,  Inc.*                          108,750         3,635,512

Energy  -  Miscellaneous  -  0.4%
NRG  Energy,  Inc.*                                     21,500           474,720

Equity  Securities  -  Cont'd                           Shares             Value
Healthcare  -  Diversified  -  1.7%
Allergan,  Inc.                                         22,000        $1,881,000

Healthcare - Drugs & Major Pharmaceuticals - 8.8%
Forest  Laboratories,  Inc.*                            58,200         4,132,200
King  Pharmaceuticals,  Inc.*                           59,600         3,203,500
Teva  Pharmaceutical  Industries                        39,900         2,485,770
                                                                       9,821,470

Healthcare  -  Managed  Care  -  4.2%
Caremark  Rx,  Inc.*                                    66,100         1,087,345
Express  Scripts,  Inc.*                                56,000         3,081,680
IMS  Health,  Inc.                                      19,150           545,775
                                                                       4,714,800

Healthcare  -  Medical  Products  &  Supplies  -  1.0%
Becton  Dickinson  &  Co.                               30,500         1,091,595

Healthcare  -  Speciality  Services  -  4.0%
Laboratory  Corp.  of  America  Holdings*               48,700         3,745,030
Quest  Diagnostics,  Inc.                                9,200           688,620
                                                                       4,433,650

Insurance  -  Multi-Line  -  0.5%
Choicepoint,  Inc.*                                     13,250           557,163

Investment  Management  -  2.8%
Stilwell  Financial,  Inc.                              93,200         3,127,792

Manufacturing  -  Specialized  -  0.0%
Tyco  International  Ltd.                                   10               545

Oil  &  Gas  -  Drilling  &  Equipment  -  10.8%
BJ  Services  Co.*                                      63,200         1,793,616
Cooper  Cameron  Corp.*                                 40,233         2,245,001
Ensco  International,  Inc.                             29,600           692,640
Nabors  Industries,  Inc.*                              48,300         1,796,760
Patterson  -  UTI  Energy,  Inc.*                       34,950           624,557
Santa  Fe  International  Corp.                         40,000         1,160,000
Smith  International,  Inc.*                            33,000         1,976,700
Transocean  Sedco  Forex,  Inc.                         43,600         1,798,500
                                                                      12,087,774

Power  Producers  -  Independent  -  2.8%
Calpine  Corp.*                                         84,400         3,190,320

Restaurants  -  5.4%
Brinker  International,  Inc.*                          65,700         1,698,345
Outback  Steakhouse,  Inc.*                            111,600         3,214,080
Starbucks  Corp.*                                       51,400         1,182,200
                                                                       6,094,625
Retail  -  Computers  &  Electronics  -  2.9%
Best  Buy  Co.,  Inc.*                                  52,000         3,303,040

Retail  -  Specialty  -  2.9%
Abercrombie  and  Fitch  Co.*                           20,450           910,025
Bed  Bath  &  Beyond,  Inc.*                            36,600         1,141,920
Toys  R  US,  Inc.*                                     49,450         1,223,887
                                                                       3,275,832

Equity  Securities  -  Cont'd                           Shares             Value
Services  -  Advertising/Marketing  -  3.3%
TMP  Worldwide,  Inc.                                   60,900        $3,654,000

Services  -  Computer  Systems  -  0.5%
Investment  Technology  Group,  Inc.*                   11,650           585,878

Services  -  Data  Processing  -  6.5%
Affiliated  Coputer  Services,  Inc.*                    9,500           683,145
Bisys  Group,  Inc.*                                    11,000           649,000
Concord  EFS,  Inc.*                                    68,500         3,562,685
Fair  Issac  &  Co.,  Inc.*                              3,050           188,936
Fiserv,  Inc.*                                          21,000         1,343,580
Homestore.com,  Inc.*                                   24,700           863,512
                                                                       7,290,858

Telecommunications  -  Cell/Wireless  -  1.8%
Level  3  Communications,  Inc.*                        26,800         2,044,840

Web  Portals/ISP  -  0.6%
GoTo.Com*                                               37,100           721,595

     Total  Equity Securities (Cost $94,800,379)                     104,329,798


                                                       Principal
U.S. Government Agencies and Instrumentalities - 6.6%   Amount
Federal  Home  Loan  Bank  Discount  Notes:
     3.73%,  7/6/01                                 $1,000,000           999,482
     3.74%,  7/6/01                                    550,000           549,714
     3.80%,  7/6/01                                    750,000           749,604
     3.78%,  7/11/01                                   300,000           299,685
     3.76%,  7/13/01                                 1,400,000         1,398,246
     3.53%,  7/27/01                                   650,000         2,094,646
     3.70%,  7/27/01                                   650,000           648,263
Federal  National  Mortgage  Association
  Discount  Notes,  3.54%,  7/25/01                    650,000           648,466

     Total U.S. Government Agencies and
       Instrumentalities (Cost $7,388,106)                             7,388,106


         TOTAL  INVESTMENTS  (Cost  $102,188,485)  -  99.6%          111,717,904
         Other  assets  and  liabilities, net - 0.4%                     442,317
         Net  Assets  -  100%                                       $112,160,221


See  notes  to  schedules  of  investments  and  notes  to financial statements.

Emerging  Growth  Portfolio
Schedule  of  Investments
June  30,  2001

Equity  Securities  -  98.4%                            Shares             Value
Aerospace  /  Defense  -  0.2%
B.F.  Goodrich  Corp.                                    1,300           $49,374
General  Dynamics  Corp.                                 1,600           124,496
                                                                         173,870

Air  Freight  -  0.1%
Global  Power  Equipment  Group,  Inc.*                  1,660            48,638
Hotel  Reservations  Network,  Inc.                        300            13,959
                                                                          62,597

Banks  -  Major  Regional  -  0.2%
Fleet  Boston  Financial  Corp.                          3,800           149,910
SouthTrust  Corp.                                        1,300            33,800
                                                                         183,710

Banks  -  Money  Center  -  0.4%
Bank  of  America  Corp.                                 5,000           300,150

Beverages  -  Alcoholic  -  0.2%
Constellation  Brands,  Inc.                             2,300            94,300
Foster's  Brewing  Group  Ltd.  (AUD)  *                14,300            39,970
                                                                         134,270

Biotechnology  -  2.4%
Abgenix,  Inc.                                           1,400            63,000
Enzon,  Inc.*                                              200            12,500
Genentech,  Inc.                                         8,420           463,942
Genzyme  Corp.  -  General  Division*                    7,740           472,140
Gilead  Sciences,  Inc.*                                 1,850           107,652
Idec  Pharmaceuticals  Corp.*                            3,160           213,900
ImClone  Systems*                                        2,325           122,760
Medimmune,  Inc.*                                        1,080            50,976
Millennium  Pharmaceuticals,  Inc.  *                    2,600            92,508
Myriad  Genetics,  Inc.*                                   600            37,992
Protein  Design  Labs,  Inc.*                              100             8,676
Serono,  Inc.  (ADR)                                     6,090           151,945
Techne  Corp.*                                             650            21,125
                                                                       1,819,116

Broadcast  -  Television,  Radio  &  Cable  -  5.9%
Charter  Communications,  Inc.                          29,440           687,424
Clear  Channel  Communications,  Inc.*                  20,200         1,266,540
Comcast  Corp.*                                          4,190           181,846
Echostar  Communications  Corp.*                        32,510         1,053,974
Entercom  Communications  Corp.*                         6,150           329,702
Pegasus  Communications  Corp.*                            660            14,850
Radio  One,  Inc.*                                         500            11,500
Univision  Communications,  Inc.*                       10,610           453,896
USA  Networks,  Inc.                                    14,005           392,140
Westwood  One,  Inc.*                                    3,600           132,660
                                                                       4,524,532

Equity  Securities  -  Cont'd                           Shares             Value
Chemicals  -  0.3%
Air  Products  &  Chemicals,  Inc.                       1,900           $86,925
Engelhard  Corp.                                         1,900            49,001
Praxair,  Inc.                                           1,600            75,200
                                                                         211,126

Communications  Equipment  -  4.7%
Advanced  Fibre  Communications,  Inc.*                  5,660           118,860
CIENA  Corp.*                                           10,230           388,740
Comverse  Technology,  Inc.                             15,180           866,778
Hughes  Electronics  Corp.*                              7,170           145,193
JDS  Uniphase  Corp.*                                    3,300            41,250
McData  Corp.*                                           4,920            86,346
Metromedia  Fiber  Network,  Inc.*                       6,560            13,382
Mitel  Corp.*                                            1,990            20,278
Motorola,  Inc.                                          2,400            38,837
Nokia  OYJ  (ADR)                                       32,780           722,471
Nortel  Networks  Corp.                                  7,300            66,357
Oni  Systems  Corp.*                                       300             8,370
Qualcomm,  Inc.                                          8,460           494,741
Tekelec,  Inc.  *                                       11,040           299,184
Tycom  Ltd.  *                                          14,780           254,216
                                                                       3,565,003

Computers  -  Hardware  -  3.0%
Brocade  Communications  System,  Inc.*                  1,000            43,990
Compaq  Computer  Corp.                                 10,580           163,884
Dell  Computer  Corp.*                                  14,810           387,281
Electronics  for  Imaging,  Inc.*                          300             8,850
Emulex  Corp.*                                           4,260           172,104
Extreme  Networks,  Inc.*                               11,040           325,680
International  Business  Machines  Corp.                 3,970           448,610
Juniper  Networks,  Inc.*                                3,590           111,649
Palm,  Inc.                                              6,100            37,027
Sun  Microsystems,  Inc.*                               35,240           553,973
                                                                       2,253,048

Computers  -  Networking  -  1.6%
Cabletron  Systems,  Inc.                               21,380           488,533
Cisco  Systems,  Inc.                                   34,810           633,542
Network  Appliance,  Inc.*                               5,570            76,309
                                                                       1,198,384

Computers  -  Peripherals  -  2.3%
Cacheflow,  Inc.*                                        3,600            17,748
EMC  Corp.*                                             30,100           874,405
Lexmark  International,  Inc.*                          10,650           716,213
Sandisk  Corp.*                                          4,500           125,505
                                                                       1,733,871

Computers  -  Software  &  Services  -  15.1%
Activision,  Inc.                                        2,100            82,425
Adobe  Systems,  Inc.                                    8,900           418,300
Affiliated  Computer  Services,  Inc.                    7,790           560,179
Akamai  Technologies,  Inc.*                             8,220            75,419
Art  Technology  Group,  Inc.*                           6,030            34,974
BEA  Systems,  Inc.                                      9,330           286,524
BMC  Software,  Inc.*                                    7,310           164,767
Cadence  Design  Systems,  Inc.                         27,860           519,032
Check  Point  Software  Technologies,  Ltd.  *          19,280           974,990
Citrix  Systems,  Inc.                                   7,180           250,582

Equity  Securities  -  Cont'd                           Shares             Value
Computers  -  Software  &  Servicses  -  Cont'd
Digex,  Inc.*                                            3,930           $51,090
E.piphany,  Inc.                                         3,490            35,458
eBay,  Inc.*                                             1,625           111,296
Electronic  Arts,  Inc.*                                 1,460            84,534
Exodus  Communications,  Inc.                           13,630            28,078
I2  Technologies,  Inc.*                                 7,700           152,460
Informatica  Corp.*                                      5,300            92,008
Inktomi  Corp.*                                          2,150            20,619
Internet  Security  Systems,  Inc.  *                    3,730           181,129
Interwoven,  Inc.*                                       2,770            46,813
Legato  Systems,  Inc.*                                  3,500            55,825
Manugistics  Group,  Inc.                                1,970            49,447
Mercury  Interactive  Corp.*                             2,610           156,339
MetaSolv,  Inc.                                          2,440            19,349
Microsoft  Corp.*                                       23,630         1,724,990
Netegrity,  Inc.                                         3,530           105,900
NETIQ  Corp.*                                            3,590           112,331
Oracle  Corp.*                                          54,200         1,029,800
Peoplesoft,  Inc.                                        9,440           464,731
Peregrine  Systems,  Inc.*                               5,500           159,500
Portal  Software,  Inc.*                                 6,730            27,795
Rational  Software  Corp.*                              23,760           666,468
SAP  AG  (EUR)                                             500            69,025
SAP  AG  (ADR)                                           2,080            72,987
Siebel  Systems,  Inc.                                   7,590           355,971
Synopsys,  Inc.                                          1,800            87,102
Take  -Two  Interactive  Software,  Inc.  *              3,800            70,490
THQ,  Inc.*                                              1,825           108,825
Tibco  Software,  Inc.                                   1,200            15,324
VeriSign,  Inc.                                         10,810           648,708
Veritas  Software  Corp.*                               19,560         1,301,327
WebMethods,  Inc.*                                       2,180            46,172
                                                                      11,519,083

Consumer  Finance  -  0.6%
Capital  One  Financial  Corp.                           1,800           108,000
Household  International,  Inc.                          3,600           240,120
Providian  Financial  Corp.                              2,100           124,320
                                                                         472,440

Distributors  -  Food  &  Health  -  1.2%
Amerisource  Health  Corp.*                              1,600            88,480
Andrx  Group*                                            4,365           336,105
Cardinal  Health,  Inc.                                  4,200           289,800
McKesson  HBOC,  Inc.                                    1,700            63,104
Sysco  Corp.                                             4,100           111,315
                                                                         888,804

Electrical  Equipment  -  1.5%
Capstone  Turbine  Corp.*                                1,010            22,311
Celestica,  Inc.*                                        4,880           251,320
Flextronics  International,  Ltd.*                      11,550           301,570
General  Electric  Co.                                   4,400           214,500
Sanmina  Corp.*                                          4,780           111,900
SCI  Systems,  Inc.                                      4,700           119,850
SPX  Corp.*                                                710            88,878
                                                                       1,110,329

Equity  Securities  -  Cont'd                           Shares             Value
Electronics  -  Instruments  -  0.8%
Alpha  Industries,  Inc.  *                                770           $22,753
Gemstar-TV  Guide  International,  Inc.*                 6,710           285,846
Nanometrics,  Inc.*                                      1,500            41,231
Rudolph  Technologies,  Inc.*                              625            29,375
Tektronix,  Inc.                                        10,020           272,043
                                                                         651,248

Electronics  -  Semiconductors  -  6.6%
Advanced  Micro  Devices,  Inc.*                        16,400           473,632
Altera  Corp.*                                           6,200           179,800
Analog  Devices,  Inc.*                                 14,000           605,500
Applied  Micro  Circuits  Corp.*                         1,850            31,820
Atmel  Corp.*                                           26,830           361,937
Broadcom  Corp.*                                         2,820           120,583
Cirrus  Logic,  Inc.*                                    8,110           186,773
Cypress  Semiconductor  Corp.*                           3,520            83,952
Fairchild  Semiconductor  International,  Inc.*          2,130            48,990
Integrated  Device  Technology,  Inc.                    1,330            42,148
Intel  Corp.                                             5,570           162,922
Intersil  Corp.*                                         4,900           178,360
Linear  Technology  Corp.                                2,200            97,284
LSI  Logic  Corp.*                                       9,690           182,172
Marvell  Technology  Group,  Ltd.*                       2,470            66,443
Micron  Technology,  Inc.                               13,130           539,643
PMC  -  Sierra,  Inc.*                                     790            24,545
QLogic  Corp.*                                          13,530           872,009
RF  Micro  Devices  Inc.*                                2,140            57,716
Taiwan Semiconductor Manufacturing Co. Ltd (ADR) *       2,380            36,152
Texas  Instruments,  Inc.                                5,230           164,745
Transwitch  Corp.*                                       4,510            49,610
Vitesse  Semiconductor  Corp.*                             720            15,149
Xilinx,  Inc.*                                          10,710           441,680
                                                                       5,023,565

Engineering  &  Construction  -  0.2%
Fluor  Corp.                                             1,600            72,240
Jacobs  Engineering  Group,  Inc.*                       1,700           110,891
                                                                         183,131

Entertainment  -  2.7%
AOL  Time  Warner,  Inc.                                 6,100           323,300
Fox  Entertainment  Group,  Inc.                        14,960           417,384
Viacom,  Inc.*                                          24,730         1,279,778
                                                                       2,020,462

Equipment  -  Semiconductors  -  1.3%
Applied  Materials,  Inc.*                               2,100           103,110
ASM  International  NV*                                  3,300            65,505
Brooks  Automation,  Inc.*                               2,100            96,810
Kla-Tencor  Corp.*                                       1,300            76,011
Lam  Research  Corp.*                                    8,850           262,402
LTX  Corp.*                                              4,300           109,908
Mattson  Technology,  Inc.*                                200             3,496
Novellus  Systems,  Inc.*                                3,420           194,222
Teradyne,  Inc.*                                         2,600            86,060
                                                                         997,524

Equity  Securities  -  Cont'd                           Shares             Value
Financial  -  Diversified  -  3.4%
Citigroup,  Inc.                                        14,226          $751,702
Fannie  Mae                                                300            25,545
Freddie  Mac                                            13,880           971,600
JP  Morgan  Chase  &  Co.                                3,670           163,682
Morgan  Stanley  Dean  Witter  &  Co.                    2,040           131,029
State  Street  Corp.                                    10,720           530,533
                                                                       2,574,091

Foods  -  0.0%
Smithfield  Foods,  Inc.                                   700            28,210

Gaming,  Lottery  &  Parimutual  -  0.4%
Gtech  Holdings  Corp.*                                  1,225            43,500
Harrah's  Entertainment,  Inc.                           3,300           116,490
International  Game  Technology  *                       2,300           144,325
                                                                         304,315

Hardware  &  Tools  -  0.1%
Stanley  Works                                           1,500            62,820

Healthcare  -  Diversified  -  1.9%
Abbott  Laboratories                                     5,960           286,140
American  Home  Products  Corp.                         14,900           870,756
Bristol-Myers  Squibb  Co.                               5,990           313,277
                                                                       1,470,173

Healthcare  -  Drugs  &  Major  Pharmecuticals  -  4.8%
Allergan,  Inc.                                          5,050           431,775
AstraZeneca.  plc  (GBP)  *                                800            37,326
Barr  Laboratories  Inc.                                   100             7,041
Biovail  Corp.*                                          8,990           391,065
Celgene  Corp.*                                            700            20,195
Elan  Corp.  plc  (ADR)  *                               1,200            73,200
Eli  Lilly  &  Co.                                       4,950           366,300
Forest  Laboratories,  Inc.                              2,025           143,775
Novartis  AG  (CHF)  *                                  30,240         1,094,969
Pfizer,  Inc.                                            6,420           257,121
Pharmacia  Corp.                                        13,520           621,244
Teva  Pharmaceutical  Industries  Ltd.                   2,305           143,601
Watson  Pharmaceuticals,  Inc.                           1,650           101,706
                                                                       3,689,318

Healthcare  -  Hospital  Management  -  0.1%
Tenet  Healthcare  Corp.                                 1,975           101,890

Healthcare  -  Managed  Care  -  1.1%
Cigna  Corp.                                             5,550           531,801
Express  Scripts,  Inc.*                                 6,040           332,381
                                                                         864,182

Healthcare  -  Medical  Products  &  Supplies  -  1.8%
Applera  Corp.  -  Applied  Biosystems  Group           13,700           366,475
Guidant  Corp.*                                         16,120           580,320
Sanofi-Synthelabo  SA  (EUR)  *                          6,700           440,038
                                                                       1,386,833

Equity  Securities  -  Cont'd                           Shares             Value
Healthcare  -  Special  Services  -  0.9%
Advance  PCS*                                            1,000           $64,050
Covance,  Inc.*                                          2,700            61,155
Laboratory  Corp.  of  America  Holdings  *              3,910           300,679
Quest  Diagnostics,  Inc.*                               3,500           261,975
                                                                         687,859

Insurance  -  Multi-Line  -  2.3%
Aflac,  Inc.                                            13,270           417,872
American  International  Group                          10,610           912,460
Metlife,  Inc.                                           3,620           112,148
UnumProvident  Corp.                                     7,270           233,512
Willis  Group  Holdings  Ltd.*                           5,700           101,175
                                                                       1,777,167

Insurance  -  Property  &  Casualty  -  1.2%
Allstate  Corp.                                          1,200            52,788
MGIC  Investment  Corp.                                  1,310            95,158
St.  Paul  Co.'s                                        14,640           742,102
                                                                         890,048

Investment  Banking  &  Brokerage  -  1.4%
Goldman  Sachs  Group,  Inc.                             4,390           376,662
Lehman  Brothers  Holdings,  Inc.                        4,600           357,650
Merrill  Lynch  &  Co.                                   5,900           349,575
                                                                       1,083,887

Leisure  Time  -  Products  -  1.1%
Harley-Davidson,  Inc.                                  16,430           773,524
Mattel,  Inc.                                            2,200            41,624
WMS  Industries,  Inc.*                                  1,800            57,906
                                                                         873,054

Lodging  -  Hotels  -  0.1%
Starwood  Hotels  &  Resorts  Worldwide,  Inc.            1,700           63,376

Manufacturing  -  Diversified  -  4.7%
American  Standard  Co.'s  *                              1,100           66,110
Flowserve  Corp.                                            300            9,225
Minnesota  Mining  &  Manufacturing  Co.                    400           45,640
Pentair,  Inc.                                              700           23,660
Textron,  Inc.                                              600           33,024
Tyco  International,  Ltd.                               51,750        2,820,375
United  Technologies  Corp.                               8,280          606,593
                                                                       3,604,627

Natural  Gas  -  1.5%
Dynegy,  Inc.                                            12,610          586,365
El  Paso  Corp.                                          10,220          536,959
                                                                       1,123,324

Oil  &  Gas  -  Drilling  &  Equipment  -  3.1%
Baker  Hughes,  Inc.                                      6,850          229,475
Devon  Energy  Corp.                                        500           26,250
Global  Marine,  Inc.*                                   16,150          300,874
Grant  Prideco,  Inc.                                    15,520          271,445
Noble  Drilling  Corp.*                                   6,550          214,513
Santa  Fe  International  Corp.                          12,920          374,680
TotalFinaElf  SA  (EUR)  *                                  820          114,938
Transocean  Sedco  Forex,  Inc.                           7,910          326,287
Weatherford  International,  Inc.*                       10,070          483,360
                                                                       2,341,822

Equity  Securities  -  Cont'd                           Shares             Value
Paper  &  Forest  Products  -  0.1%
Weyerhaeuser  Co.                                          900           $49,473

Personal  Care  -  0.2%
Gillette  Co.                                            3,600           104,364
NBTY,  Inc.*                                             2,200            27,368
                                                                         131,732

Power  Producers  -  Independent  -  0.8%
AES  Corp.*                                              7,410           319,000
Calpine  Corp.*                                          7,820           295,596
                                                                         614,596

Publishing  -  0.2%
McGraw-Hill  Companies,  Inc.                            1,100            72,765
Reed  International  plc  (GBP)  *                       6,400            56,783
                                                                         129,548

Railroads  -  0.1%
Canadian  National  Railway  Co.                         1,200            48,600
CSX  Corp.                                               1,000            36,240
                                                                          84,840

Restaurants  -  0.4%
Applebees  International,  Inc.                          4,440           142,080
CEC  Entertainment,  Inc.*                                 600            29,610
Tricon  Global  Restaurants,  Inc.*                      2,200            96,580
                                                                         268,270

Retail  -  Building  Supplies  -  1.1%
Home  Depot,  Inc.                                       4,210           195,975
Lowe's  Co.'s,  Inc.                                     8,545           619,940
                                                                         815,915

Retail  -  Discounters  -  0.1%
Dollar  General  Corp.                                   2,700            52,650

Retail  -  Drug  Stores  -  0.9%
CVS  Corp.                                              18,140           700,204

Retail  -  Food  Chains  -  1.8%
Kroger  Co.*                                            21,180           529,500
Safeway,  Inc.*                                         17,560           842,880
                                                                       1,372,380

Retail  -  General  Merchandise  -  0.8%
BJ's  Wholesale  Club,  Inc.*                            2,400           127,824
Costco  Wholesale  Corp.*                                6,900           283,452
Fast  Retailing  (JPY)  *                                  200            34,801
Target  Corp.                                            2,100            72,660
Wal-Mart  Stores,  Inc.                                  1,400            68,320
                                                                         587,057

Retail  -  Specialty  -  0.7%
Abercrombie  &  Fitch  Co.*                              3,000           133,500
American  Eagle  Outfitters,  Inc.*                      2,500            88,100
Barnes  &  Noble,  Inc.*                                 2,750           108,213
Bed  Bath  &  Beyond,  Inc.*                             4,700           146,640
Electronics  Boutique  Holdings  Corp.*                    400            12,700
Williams-Sonoma,  Inc.*                                  2,100            81,522
                                                                         570,675

Equity  Securities  -  Cont'd                           Shares             Value
Services  -  Advertising  /  Marketing  -  0.0%
Lamar  Advertising  Co.*                                   540           $23,760

Services  -  Commercial  &  Consumer  -  1.7%
Apollo  Group,  Inc.                                     1,100            46,695
Cintas  Corp.                                            2,090            96,662
Computer  Sciences  Corp.*                               4,290           148,434
Corinthian  Colleges,  Inc.                                810            38,127
Education  Management  Corp.*                              500            20,025
Electronic  Data  Systems  Corp.                         1,200            75,000
IMS  Health,  Inc.                                      16,160           460,560
ITT  Educational  Services,  Inc.*                       1,300            58,500
Rent-A-Center,  Inc.*                                      200            10,520
Sungard  Data  Systems,  Inc.*                          11,120           333,711
                                                                       1,288,234

Services  -  Data  Process  -  4.4%
Automatic  Data  Processing,  Inc.                      11,410           567,077
Bisys  Group,  Inc.                                     10,170           600,030
Checkfree  Corp.*                                          270             9,469
Concord  EFS,  Inc.                                      9,860           512,819
DST  Systems,  Inc.*                                     9,020           475,354
First  Data  Corp.                                       9,670           621,297
Fiserv,  Inc.                                            8,990           575,180
                                                                       3,361,226

Services  -  Employment  -  0.2%
Robert  Half  International,  Inc.*                      4,360           108,520
Spherion  Corp.*                                         4,850            43,408
                                                                         151,928

Telecommunication  -  Cell  /  Wireless  -  2.0%
China  Mobile  Ltd.  (HKD)  *                           25,500           134,369
China  Unicom  (ADR)  *                                  2,100            37,170
Nextel  Partners,  Inc.*                                12,950           200,984
Sprint  Corp.  (PCS  Group)*                            36,630           884,614
TeleCorp.  PCS,  Inc.                                    2,220            43,001
Triton  PCS  Holdings,  Inc.                               890            36,490
Vodafone  Group  plc  (ADR)                              6,770           151,310
                                                                       1,487,938

Telecommunications  -  Long  Distance  -  0.8%
Allegiance  Telecom,  Inc.                              13,360           200,266
Global  Crossing,  Ltd.*                                10,210            88,215
McLeodUSA,  Inc.                                         5,570            25,566
NTL,  Inc.*                                              6,460            77,843
Sprint  Corp.  (FON  Group)                              2,160            46,138
Time  Warner  Telecom,  Inc.                             4,090           137,097
WinStar  Communications,  Inc.*                          5,560               278
                                                                         575,403

Telephone  -  0.6%
Qwest  Communications  International,  Inc.             13,330           424,827

Textiles  -  Apparel  -  0.2%
Columbia  Sportswear  Co.*                               1,435            73,171
Galyans  Trading  Co.,  Inc.                             1,080            22,032
Jones  Apparel  Group,  Inc.*                            1,700            73,440
                                                                         168,643

Equity  Securities  -  Cont'd                           Shares             Value
Tobacco  -  0.1%
Philip  Morris  Co.'s,  Inc.                             1,800           $91,350

Waste  Management  -  0.0%
Allied  Waste  Industries,  Inc.                         1,500            28,020


     Total  Equity  Securities  (Cost $76,663,373)                    74,931,928


                                                      Principal
U.S. Government Agencies and Instrumentalities - 1.4%   Amount
Federal  Home  Loan  Bank  Discount
  Notes,  3.94%,  7/2/01                            $1,107,000         1,106,879

     Total  U.  S.  Government  Agencies  and
     Instrumentalies (Cost $1,106,879)                                 1,106,879


       TOTAL INVESTMENTS (Cost $77,770,252) - 99.8%                   76,038,807
       Other  assets  and  liabilities, net - 0.2%                       114,049
       Net  Assets  -  100%                                          $76,182,856



See  notes  to  schedules  of  investments  and  notes  to financial statements.

Research  Portfolio
Schedule  of  Investments
June  30,  2001

Equity  Securities  -  96.6%                            Shares             Value
Aerospace  /  Defense  -  1.8%
Boeing  Co.                                              2,850          $158,460
General  Dynamics  Corp.                                 3,800           295,678
                                                                         454,138

Aluminum  -  0.6%
Alcoa,  Inc.                                             4,110           161,934

Banks  -  Major  Regional  -  3.1%
Comerica,  Inc.                                          2,400           138,240
Fleet  Boston  Financial  Corp.                          5,380           212,241
PNC  Financial  Services  Group,  Inc.                   2,120           139,475
SouthTrust  Corp.                                        3,160            82,160
US  Bancorp.                                             9,448           215,320
                                                                         787,436

Banks  -  Money  Center  -  1.4%
Bank  of  America  Corp.                                 5,900           354,177

Beverages  -  Alcoholic  -  0.4%
Anheuser-Busch  Co.'s,  Inc.                             2,440           100,528

Broadcast  -  Television,  Radio  &  Cable  -  3.4%
Charter  Communications,  Inc.*                          4,200            98,070
Clear  Channel  Communications,  Inc.*                   5,570           349,239
Comcast  Corp.*                                          4,700           203,980
Echostar  Communications  Corp.*                         6,620           214,620
                                                                         865,909

Chemicals  -  0.9%
Air  Products  &  Chemicals,  Inc.                         860            39,345
Praxair,  Inc.                                             810            38,070
Rohm  &  Haas  Co.                                          30               987
Syngenta  AG  (CHF)                                      2,795           147,023
                                                                         225,425

Communications  Equipment  -  2.3%
Ciena  Corp.*                                            2,740           104,120
Comverse  Technology,  Inc.*                             4,560           260,376
McData  Corp.*                                             447             7,845
Nortel  Networks  Corp.                                 10,130            92,082
Qualcomm,  Inc.*                                         2,000           116,960
                                                                         581,383

Computers  -  Hardware  -  2.9%
Dell  Computer  Corp.*                                   4,800           125,520
Emulex  Corp.*                                             890            35,956
Extreme  Networks,  Inc.*                                2,480            73,160
International  Business  Machines  Corp.                 3,470           392,110
Sun  Microsystems,  Inc.*                                7,960           125,131
                                                                         751,877

Computers  -  Networking  -  0.4%
Cabletron  Systems,  Inc.*                               4,730           108,080

Equity  Securities  -  Cont'd                           Shares             Value
Computers  -  Peripherals  -  1.4%
EMC  Corp.*                                             12,410          $360,511

Computers  -  Software  &  Services  -  6.3%
Akamai  Technologies,  Inc.*                             1,580            14,496
Amdocs  Ltd.                                             1,370            73,775
Check  Point  Software  Technologies  Ltd.               3,700           187,109
Exodus  Communications,  Inc.*                           2,120             4,367
Micromuse,  Inc.*                                        1,700            47,583
Microsoft  Corp.*                                        7,760           566,480
Oracle  Corp.*                                          15,510           294,690
Rational  Software  Corp.*                               3,910           109,676
VeriSign,  Inc.*                                         2,040           122,420
Veritas  Software  Corp.*                                3,128           208,106
                                                                       1,628,702

Consumer  Finance  -  0.7%
Capital  One  Financial  Corp.                           3,180           190,800

Distributors  -  Food  &  Health  -  0.3%
Cardinal  Health,  Inc.                                  1,105            76,245

Electric  Companies  -  0.3%
Constellation  Energy  Group,  Inc.                      2,000            85,200

Electrical  Equipment  -  2.8%
General  Electric  Co.                                  11,140           543,075
SPX  Corp.*                                              1,350           168,993
                                                                         712,068

Electronics  -  Instrument  -  0.4%
Gemstar-TV  Guide  International,  Inc.*                 2,190            93,294

Electronics  -  Semiconductors  -  4.6%
Analog  Devices,  Inc.*                                  3,590           155,267
Atmel  Corp.*                                           17,280           233,107
Flextronics  International  Ltd.*                       11,432           298,490
Intel  Corp.                                            12,820           374,985
QLogic  Corp.*                                           2,044           131,736
                                                                       1,193,585

Entertainment  -  3.4%
AOL  Time  Warner,  Inc.*                                5,995           317,735
Viacom,  Inc.*                                          10,962           567,284
                                                                         885,019

Financial  -  Diversified  -  6.7%
Citigroup,  Inc.                                        13,466           711,543
Fannie  Mae                                              5,860           498,979
Freddie  Mac                                             7,410           518,700
HSBC  Holdings  (GBP)                                        1                 7
           1,729,229

Foods  -  1.0%
Quaker  Oats  Co.                                        2,690           245,462

Footwear  -  0.5%
Nike,  Inc.                                              3,200           134,368

Equity  Securities  -  Cont'd                           Shares             Value
Healthcare  -  Diversified  -  3.5%
American  Home  Products  Corp.                         10,600          $619,464
Bristol-Myers  Squibb  Co.                               5,350           279,805
                                                                         899,269

Healthcare  -  Drugs  &  Major  Pharmaceutical  -  6.9%
Eli  Lilly  &  Co.                                       9,100           673,400
Novartis  AG  (CHF)                                      3,600           130,354
Pfizer,  Inc.                                            7,795           312,190
Pharmacia  Corp.                                         6,093           279,973
Sanofi  -  Synthelabo  (EUR)  *                          2,070           135,952
Schering-Plough  Corp.                                   6,800           246,432
                                                                       1,778,301

Healthcare  -  Managed  Care  -  1.0%
Cigna  Corp.                                             2,590           248,174

Healthcare  -  Medical  Products  &  Supplies  -  1.6%
Applied  Biosystems  Group  -  Applera  Corp.            7,250           193,938
Guidant  Corp.*                                          6,080           218,880
                                                                         412,818

Insurance  -  Life  &  Health  -  1.0%
Aflac,  Inc.                                             4,510           142,020
Metlife,  Inc.*                                          2,530            78,379
UnumProvident  Corp.                                     1,550            49,786
                                                                         270,185

Insurance  -  Multi-Line  -  1.9%
American  International  Group,  Inc.                    5,690           489,340

Insurance  -  Property  &  Casualty  -  1.0%
St.  Paul  Co.'s                                         5,180           262,574

Investment  Banking  /  Brokerage  -  0.2%
Lehman  Brothers  Holdings,  Inc.                          600            46,650

Leisure  Time  -  Products  -  1.1%
Harley-Davidson,  Inc.                                   6,130           288,600

Machinery  -  Diversified  -  4.4%
Deere  &  Co.                                            7,330           277,440
Tyco  International  Ltd.                                5,900           321,550
United  Technologies  Corp.                              7,230           529,670
                                                                       1,128,660

Manufacturing  -  Diversified  -  0.7%
Jefferson  Smurfit  Group,  plc                         11,800            22,195
Minnesota  Mining  &  Manufacturing  Co.                 1,360           155,176
                                                                         177,371

Natural  Gas  -  3.0%
Dynegy,  Inc.                                            6,580           305,970
El  Paso  Corp.                                          4,785           251,404
Enron  Corp.                                             2,760           135,240
Equitable  Resources,  Inc.                              1,240            41,304
Williams  Co.'s,  Inc.                                     960            31,632
                                                                         765,550

Oil  -  Domestic  Integrated  -  0.8%
Conoco,  Inc.                                            6,840           197,676

Equity  Securities  -  Cont'd                           Shares             Value
Oil  -  International  Integrated  -  5.3%
Exxon  Mobil  Corp.                                     10,624          $928,007
Royal  Dutch  Petroleum  (EUR)                           3,950           227,558
Total  Fina  (EUR)  *                                    1,470           206,047
                                                                       1,361,612

Oil  &  Gas  -  Drilling  &  Equipment  -  0.2%
Grant  Prideco,  Inc.*                                   2,510            43,900

Oil  &  Gas  -  Exploration  &  Production  -  3.4%
Apache  Corp.                                            1,550            78,662
Devon  Energy  Corp.                                     2,160           113,400
EOG  Resources,  Inc.                                    3,180           113,049
Global  Marine,  Inc.*                                   6,940           129,292
Noble  Drilling  Corp.*                                  3,660           119,865
Santa  Fe  International  Corp.                          6,540           189,660
Transocean  Sedco  Forex,  Inc.                          3,310           136,537
                                                                         880,465

Personal  Care  -  0.3%
Gillette  Co.                                            2,500            72,475

Power  -  Producers  -  1.4%
AES  Corp.*                                              4,260           183,393
Calpine  Corp.*                                          4,480           169,344
                                                                         352,737

Retail  -  Building  Supplies  -  0.7%
Home  Depot,  Inc.                                       2,600           121,030
Lowe's  Co.'s,  Inc.                                     1,000            72,550
                                                                         193,580

Retail  -  Drug  Stores  -  1.8%
CVS  Corp.                                              12,080           466,288

Retail  -  Food  Chains  -  2.6%
Safeway,  Inc.*                                         13,700           657,600

Retail  -  General  Merchandise  -  1.1%
Costco  Wholesale  Corp.*                                2,070            85,036
Wal-Mart  Stores,  Inc.                                  4,090           199,592
                                                                         284,628

Retail  -  Specialty  Apparel  -  0.1%
Fast  Retailing  Co.  Ltd.  (JPY)                          200            34,801

Services  -  Data  Process  -  1.5%
Automatic  Data  Processing,  Inc.                       4,710           234,087
Fiserv,  Inc.*                                           2,210           141,396
                                                                         375,483

Telecommunications  -  Cell  /  Wireless  -  1.4%
American  Tower  Corp.*                                  5,180           107,071
SBA  Communications  Corp.*                              4,630           114,593
Sprint  Corp.  (PCS  Group)*                             5,970           144,175
                                                                         365,839

Equity  Securities  -  Cont'd                           Shares             Value
Telecommunications  -  Long  Distance  -  4.1%
Allegiance  Telecom,  Inc.*                              1,810           $27,132
AT&T  Corp.                                              7,500           165,000
Qwest  Communications  International,  Inc.             10,040           319,975
Sprint  Corp.  (FON  Group)                             18,600           397,296
Vodafone  Airtouch  (GBP)                               56,773           125,927
Williams  Communications  Group,  Inc.*                      1                 2
XO  Communications,  Inc.*                               3,610             6,931
                                                                       1,042,263



     Total  Equity  Securities (Cost $26,294,523)                     24,822,209

U.S. Government Agencies                               Principal
 and Instrumentalities - 2.5%                           Amount
Federal  Home  Loan  Bank  Discount
  Notes,  3.94%,  7/2/01                              $650,000           649,929

     Total U.S. Government Agencies
 and Instrumentalities (Cost $649,929)                                   649,929


       TOTAL  INVESTMENTS  (Cost  $26,944,452  )  -  99.1%            25,472,138
       Other  assets  and liabilities, net - 0.9%                        221,252
       Net  Assets  -  100%                                          $25,693,390








See  notes  to  schedules  of  investments  and  notes  to financial statements.

Growth  with  Income  Portfolio
Schedule  of  Investments
June  30,  2001

Equity  Securities  -  95.3%                            Shares             Value
Aerospace  /  Defense  -  1.2%
Boeing  Co.                                              4,570          $254,092
General  Dynamics  Corp.                                 1,260            98,041
                                                                         352,133

Aluminum  -  0.9%
Alcoa,  Inc.                                             6,730           265,162

Banks  -  Major  Regional  -  2.9%
Bank  of  New  York  Co.,  Inc.                            940            45,120
Comerica,  Inc.                                          2,860           164,736
FleetBoston  Financial  Corp.                            1,070            42,212
PNC  Financial  Services  Group                          2,650           174,343
US  Bancorp.                                             4,070            92,755
Wells  Fargo  &  Co.                                     7,440           345,439
                                                                         864,605

Banks  -  Money  Center  -  0.7%
Bank  of  America  Corp.                                 3,500           210,105

Beverages  -  Alcoholic  -  1.2%
Anheuser-Busch  Co.'s,  Inc.                             1,620            66,744
Diageo  plc  (GBP)                                      25,322           278,156
                                                                         344,900

Beverages  -  Non-alcoholic  -  0.4%
Coca-Cola  Co.                                             890            40,050
Pepsico,  Inc.                                           1,730            76,466
                                                                         116,516

Broadcast  -  Television,  Radio  &  Cable  -  0.7%
Clear  Channel  Communications*                          2,700           169,290
Comcast  Corp.*                                            620            26,908
                                                                         196,198

Chemicals  -  1.8%
Akzo  Nobel  NV  (EUR)                                   5,290           224,150
Dow  Chemical  Co.                                         610            20,283
E.I.  Du  Pont  de  Nemours  &  Co.                      1,130            54,511
Praxair,  Inc.                                           1,500            70,500
Rohm  &  Haas  Co.                                       1,760            57,904
Syngenta  AG  (CHF)                                      2,128           111,938
                                                                         539,286

Communications  Equipment  -  1.3%
CIENA  Corp.*                                              820            31,160
JDS  Uniphase  Corp.*                                    3,480            43,500
Motorola,  Inc.                                          7,800           129,168
Nokia  OYJ     (ADR)                                     8,920           196,597
                                                                         400,425

Computers  -  Hardware  -  3.8%
Compaq  Computer  Corp.                                  2,760            42,752
Dell  Computer  Corp.*                                   4,800           125,520
Hewlett-Packard  Co.                                     1,500            42,900
International  Business  Machines  Corp.                 5,870           663,310

Equity  Securities  -  Cont'd                           Shares             Value
Computers  -  Hardware  -  Cont'd
Sun  Microsystems,  Inc.*                               15,900          $249,948
                                                                       1,124,430

Computers  -  Networking  -  0.9%
Cabletron  Systems*                                      4,320            98,712
Cisco  Systems,  Inc.*                                   9,330           169,806
                                                                         268,518

Computers  -  Peripherals  -  0.8%
EMC  Corp.*                                              8,070           234,433

Computers  -  Software  &  Services  -  4.2%
Adobe  Systems,  Inc.                                    1,600            75,200
BEA  Systems,  Inc.*                                       400            12,284
BMC  Software,  Inc.*                                    2,400            54,096
Check  Point  Software  Technologies*                    1,090            55,121
Microsoft  Corp.*                                        8,760           639,480
Oracle  Corp.*                                          16,220           308,180
VeriSign,  Inc.*                                           100             5,950
Veritas  Software  Corp.*                                1,760           117,093
                                                                       1,267,404

Consumer  Finance  -  0.2%
Capital  One  Financial  Corp.                             800            48,000

Distributors  -  Food  &  Health  -  0.7%
Cardinal  Health,  Inc.                                  2,720           187,680
Sysco  Corp.                                               590            16,019
                                                                         203,699

Electric  Companies  -  2.6%
Dominion  Resources,  Inc.                               2,600           156,338
Duke  Energy  Corp.                                      4,040           157,600
Exelon  Corp.                                            6,625           424,795
TXU  Corp.  (Growth  Prides)*                              770            35,420
          774,153

Electrical  Equipment  -  4.0%
Flextronics  International,  Ltd.*                       1,280            33,421
General  Electric  Co.                                  23,990         1,169,512
          1,202,933

Electronics  -  Semiconductors  -  2.2%
Advanced  Micro  Devices*                                2,000            57,760
Analog  Devices,  Inc.*                                  4,540           196,355
Intel  Corp.                                             9,250           270,562
Linear  Technology  Corp.                                  400            17,688
Texas  Instruments,  Inc.                                3,340           105,210
Xilinx,  Inc.*                                             290            11,960
                                                                         659,535

Entertainment  -  2.1%
AOL  Time  Warner,  Inc.*                                4,290           227,370
Viacom,  Inc.*                                           7,835           405,461
                                                                         632,831

Financial  -  Diversified  -  7.5%
American  Express  Co.                                   1,270            49,276
Citigroup,  Inc.                                         7,686           406,128
Fannie  Mae                                              4,260           362,739

Equity  Securities  -  Cont'd                           Shares             Value
Financial  -  Diversified  -  Cont'd
Freddie  Mac                                            13,070          $914,900
HSBC  Holdings  (GBP)                                        1                 8
ING  Groep  NV  (EUR)                                    1,248            81,648
JP  Morgan  Chase  &  Co.                                  760            33,896
Morgan  Stanley  Dean  Witter  &  Co.                      590            37,896
State  Street  Corp.                                     7,500           371,175
                                                                       2,257,666

Foods  -  1.3%
Nestle  SA  (CHF)                                        1,210           257,289
Quaker  Oats  Co.                                        1,610           146,913
                                                                         404,202

Healthcare  -  Diversified  -  2.9%
Abbott  Laboratories                                     2,080            99,861
American  Home  Products  Corp.                          8,980           524,791
Bristol-Myers  Squibb  Co.                               3,050           159,515
Johnson  &  Johnson                                      1,660            83,000
                                                                         867,167

Healthcare  -  Drugs  &  Major  Pharmaceutical  -  8.4%
Allergan,  Inc.                                          1,560           133,380
Eli  Lilly  &  Co.                                       6,200           458,800
Merck  &  Co.,  Inc.                                       580            37,068
Novartis  AG  (CHF)                                     10,000           362,093
Pfizer,  Inc.                                           17,805           713,090
Pharmacia  Corp.                                         8,164           375,136
Sanofi-Synthelabo  (EUR)  *                              2,865           188,166
Schering-Plough  Corp.                                   7,000           253,680
                                                                       2,345,051

Healthcare  -  Hospital  Management  -  0.6%
HCA,  Inc.                                               4,110           185,731

Healthcare  -  Managed  Care  -  1.9%
Cigna  Corp.                                             4,960           475,267
UnitedHealth  Group,  Inc.                               1,460            90,155
                                                                         565,422

Healthcare  -  Medical  Products  &  Supplies  -  1.8%
Applera  Corp.  -  Applied  Biosystems  Group            8,580           229,515
Guidant  Corp.*                                          8,670           312,120
                                                                         541,635

Household  Products  -  Non-Durable  -  1.1%
Colgate-Palmolive  Co.                                   3,320           195,847
Procter  &  Gamble  Co.                                  2,260           144,188
                                                                         340,035

Insurance  -  Life  &  Health  -  1.1%
Aflac,  Inc.                                             3,530           111,160
Lincoln  National  Corp.                                 1,020            52,785
Metlife,  Inc.                                           3,130            96,967
UnumProvident  Corp.                                     2,230            71,628
                                                                         332,540

Insurance  -  Multi-Line  -  2.0%
American  International  Group                           6,090           523,740
Hartford  Financial  Services                            1,260            86,184
                                                                         609,924

Equity  Securities  -  Cont'd      Shares      Value
Insurance  -  Property  &  Casualty  -  1.2%
St.  Paul  Co.'s                                         6,850          $347,226

Insurance  Brokers  -  0.2%
Marsh  &  McLennan  Co.'s                                  530            53,530

Investment  Banking  /  Brokerage  -  0.5%
Merrill  Lynch  &  Co.                                   2,450           145,163

Leisure  Time  -  Products  -  0.2%
Harley-Davidson,  Inc.                                   1,070            50,376

Machinery  -  Diversified  -  1.2%
Deere  &  Co.                                            9,350           353,897

Manufacturing  -  Diversified  -  3.2%
Minnesota  Mining  &  Manufacturing  Co.                   870           99,267
Tyco  International,  Ltd.                               6,150          335,175
United  Technologies  Corp.                              7,120          521,611
          956,053

Natural  Gas  -  1.8%
Dynegy,  Inc.                                              800           37,200
El  Paso  Corp.                                          2,749          144,432
Enron  Corp.                                             2,430          119,070
NiSource,  Inc.                                          3,070           83,903
Williams  Co.'s,  Inc.                                   4,970          163,762
                                                                        548,367

Oil  &  Gas  -  Drilling  &  Equipment  -  0.8%
Apache  Corp.                                            1,170           59,377
Devon  Energy  Corp.                                       300           15,750
Kerr-McGee  Corp.                                        2,740          181,580
                                                                        256,707

Oil  &  Gas  -  Exploration  &  Production  -  1.8%
Baker  Hughes,  Inc.                                     6,530           218,755
Global  Marine,  Inc.*                                   1,790            33,348
Santa  Fe  International  Corp.                            440            12,760
Schlumberger,  Ltd.                                      2,540           133,731
Transocean  Sedco  Forex,  Inc.                          3,160           130,350
                                                                         528,944

Oil  -  Domestic  Integrated  -  1.3%
Conoco,  Inc.                                           12,460           360,094
Occidental  Petroleum  Corp.                             1,080            28,717
                                                                         388,811

Oil  -  International  Integrated  -  5.4%
BP  Amoco  plc  (ADR)                                    5,772           287,734
Chevron  Corp.                                           1,300           117,650
Exxon  Mobil  Corp.                                     10,452           912,983
Royal  Dutch  Petroleum  Co.                               960            55,939
Royal  Dutch  Petroleum  (EUR)                           1,360            78,349
TotalFinaElf  SA  (ADR)                                  2,400           168,480
                                                                       1,621,135

Personal  Care  -  0.2%
Gillette  Co.                                            2,060            59,719

Power  Producers  -  0.2%
AES  Corp.*                                                820            35,301
Calpine  Corp.*                                          1,000            37,800
                                                                          73,101

Equity  Securities  -  Cont'd                           Shares             Value
Publishing  -  Newspapers  -  1.8%
Gannett  Co.,  Inc.                                      3,810          $251,079
New  York  Times  Co.                                    6,970           292,740
                                                                         543,819

Railroads  -  0.3%
Canadian  National  Railway  Co.                         2,531           102,505

Retail  -  Building  Supplies  -  0.1%
Home  Depot,  Inc.                                         590            27,465

Retail  -  Drug  Stores  -  1.2%
CVS  Corp.                                               8,950           345,470

Retail  -  Food  Chains  -  3.1%
Kroger  Co.*                                             7,230           180,750
Safeway,  Inc.*                                         15,820           759,360
                                                                         940,110

Retail  -  General  Merchandise  -  0.8%
Wal-Mart  Stores,  Inc.                                  4,700           229,360

Retail  -  Specialty  Apparel  -  0.1%
Fast  Retailing  Co.,  Ltd.  (JPY)                         200            34,801

Services  -  Commercial  &  Consumer  -  0.7%
IMS  Health,  Inc.                                       2,080            59,280
Reuters  Group  plc  (ADR)                               2,120           164,830
                                                                         224,110

Services  -  Data  Processing  -  2.4%
Automatic  Data  Processing                              6,970           346,409
Concord  EFS,  Inc.*                                     1,100            57,211
First  Data  Corp.                                       4,750           305,188
                                                                         708,808

Telecommunications  -  Cell  /  Wireless  -  0.6%
American  Tower  Corp.*                                  1,250            25,838
Sprint  Corp.  (PCS  Group)*                             6,120           147,798
                                                                         173,636

Telecommunications  -  Long  Distance  -  1.3%
AT&T  Corp.                                              5,400           118,800
BCE,  Inc.                                               1,400            36,820
Sprint  Corp.  (FON  Group)                              8,440           180,278
Vodafone  Airtouch  (GBP)                               17,329            38,437
                                                                         374,335

Telephone  -  2.4%
Alltel  Corp.                                              880            53,909
Qwest  Communications  International*                    9,560           304,677
SBC  Communications,  Inc.                               2,150            86,129
Verizon  Communications,  Inc.                           4,880           261,080
          705,795

Tobacco  -  1.3%
Philip  Morris  Co.'s,  Inc.                             7,600           385,700

     Total  Equity  Securities  (Cost $28,243,996)                    28,509,944

                                                      Principal
Corporate  Securities  -  0.0%                          Amount             Value
Transocean Sedco Forex, Inc., 0.00%, 5/24/20           $21,000           $12,101

     Total  Corporate  Securities  (Cost  $12,222)                        12,101


U.S.  Government  Agencies
  and  Instrumentalities  -  4.2%
Federal Home Loan Bank Discount
  Notes, 3.94%, 7/2/01                                1,241,000        1,240,864

     Total  U.S.  Government  Agencies
  and  Instrumentalities (Cost $1,240,864)                             1,240,864

      TOTAL  INVESTMENTS  (Cost  $29,497,082)  -  99.5%               29,762,909
      Other  assets  and  liabilities, net - 0.5%                        142,502
      Net  Assets  -  100%                                           $29,905,411




See  notes  to  schedules  of  investments  and  notes  to financial statements.

Index  500  Portfolio
Schedule  of  Investments
June  30,  2001

Equity  Securities  -  95.9%                            Shares             Value
Aerospace  /  Defense  -  0.8%
B.F.  Goodrich  Co.                                      1,400           $53,172
Boeing  Co.                                             12,800           711,680
General  Dynamics  Corp.                                 2,900           225,649
Lockheed  Martin  Corp.                                  6,400           237,120
Northrop  Grumman  Corp.                                 1,200            96,120
                                                                       1,323,741

Agricultural  Products  -  0.1%
Archer-Daniels-Midland  Co.                              8,755           113,815

Air  Freight  -  0.1%
FedEx  Corp.*                                            4,500           180,900

Airlines  -  0.2%
AMR  Corp.*                                              2,100            75,873
Delta  Air  Lines,  Inc.                                 1,800            79,344
Southwest  Airlines                                     11,250           208,012
US  Airways  Group,  Inc.*                               1,000            24,300
                                                                         387,529

Aluminum  -  0.4%
Alcan  Aluminium,  Ltd.                                  4,700           197,494
Alcoa,  Inc.                                            12,720           501,168
                                                                         698,662

Auto  Parts  &  Equipment  -  0.3%
Cooper  Tire  &  Rubber                                  1,200            17,040
Dana  Corp.                                              2,200            51,348
Delphi  Automotive  Systems  Corp.                       8,300           132,219
Genuine  Parts  Co.                                      2,500            78,750
Goodyear  Tire  &  Rubber  Co.                           2,300            64,400
Snap-On,  Inc.                                             900            21,744
TRW,  Inc.                                               1,800            73,800
Visteon  Corp.                                           1,800            33,084
                                                                         472,385

Automobiles  -  0.7%
Ford  Motor  Co.                                        26,890           660,150
General  Motors  Corp.                                   8,072           519,433
                                                                       1,179,583

Banks  -  Major  Regional  -  4.1%
Amsouth  BanCorp.                                        5,100            94,299
Bank  of  New  York  Co.,  Inc.                         10,800           518,400
Bank  One  Corp.                                        16,900           605,020
BB&T  Corp.                                              5,800           212,860
Comerica,  Inc.                                          2,600           149,760
Fifth  Third  BanCorp.                                   8,483           509,404
Fleet  Boston  Financial  Corp.                         15,852           625,361
Huntington  Bancshares                                   3,630            59,351
Keycorp.                                                 6,300           164,115
Mellon  Financial  Corp.                                 7,000           322,000
National  City  Corp.                                    8,800           270,864
Northern  Trust  Corp.                                   3,300           206,250
PNC  Financial  Services  Group                          4,200           276,318

Equity  Securities  -  Cont'd                           Shares             Value
Banks  -  Major  Regional  -  Cont'd
Regions  Financial  Corp.                                3,400          $108,800
SouthTrust  Corp.                                        5,000           130,000
Suntrust  Banks,  Inc.                                   4,300           278,554
Synovus  Financial  Corp.                                4,200           131,796
U.S.  BanCorp.                                          27,921           636,320
Union  Planters  Corp.                                   2,000            87,200
Wachovia  Corp.                                          3,100           220,565
Wells  Fargo  &  Co.                                    25,200         1,170,036
Zions  Bancorp.                                          1,300            76,700
                                                                       6,853,973

Banks  -  Money  Center  -  1.1%
Bank  of  America  Corp.                                23,500         1,410,705
First  Union  Corp.                                     14,300           499,642
                                                                       1,910,347

Beverages  -  Alcoholic  -  0.4%
Adolph  Coors                                              600            30,108
Anheuser-Busch  Co.'s,  Inc.                            13,200           543,840
Brown-Forman  Corp.                                      1,000            63,940
                                                                         637,888

Beverages  -  Non-alcoholic  -  1.6%
Coca-Cola  Co.                                          36,400         1,638,000
Coca-Cola  Enterprises                                   6,000            98,100
Pepsi  Bottling  Group,  Inc.                            2,000            80,200
Pepsico,  Inc.                                          21,500           950,300
                                                                       2,766,600

Biotechnology  -  0.8%
Amgen,  Inc.*                                           15,300           928,404
Biogen,  Inc.*                                           2,200           119,592
Chiron  Corp.*                                           2,800           142,800
Medimmune,  Inc.*                                        3,200           151,040
                                                                       1,341,836

Broadcast  -  Television,  Radio,  Cable  -  0.8%
Clear  Channel  Communications*                          8,600           539,220
Comcast  Corp.*                                         13,900           603,260
Univision  Communications,  Inc.*                        3,000           128,340
                                                                       1,270,820

Building  Materials  -  0.1%
Masco  Corp.                                             6,500           162,240

Chemicals  -  1.2%
Air  Products  &  Chemicals,  Inc.                       3,300           150,975
Dow  Chemical  Co.                                      13,122           436,307
Du  Pont  (E.I.)  de  Nemours  &  Co.                   15,300           738,072
Eastman  Chemical  Co.                                   1,100            52,393
Ecolab,  Inc.                                            1,900            77,843
Engelhard  Corp.                                         2,000            51,580
FMC  Corp.*                                                400            27,424
Great  Lakes  Chemical  Corp.                              600            18,510
Hercules,  Inc.                                          1,700            19,210
International  Flavors  &  Fragrances                    1,300            32,669
PPG  Industries,  Inc.                                   2,500           131,425
Praxair,  Inc.                                           2,300           108,100
Rohm  &  Haas  Co.                                       3,300           108,570

Equity  Securities  -  Cont'd                           Shares             Value
Chemicals  -  Cont'd
Sigma-Aldrich                                            1,100           $42,482
                                                                       1,995,560

Communications  Equipment  -  1.7%
ADC  Telecommunications,  Inc.*                         11,700            77,220
Andrew  Corp.*                                           1,200            22,140
Comverse  Technology,  Inc.*                             2,400           137,040
Corning,  Inc.                                          13,400           223,914
JDS  Uniphase  Corp.*                                   19,200           240,000
Lucent  Technologies,  Inc.                             49,800           308,760
Motorola,  Inc.                                         32,001           529,937
Nortel  Networks  Corp.                                 46,600           423,594
Qualcomm,  Inc.*                                        11,000           643,280
Scientific-Atlanta,  Inc.                                2,300            93,380
Tellabs,  Inc.*                                          6,000           116,280
                                                                       2,815,545

Computers  -  Hardware  -  3.6%
Apple  Computer,  Inc.*                                  5,000           116,250
Compaq  Computer  Corp.                                 24,700           382,603
Dell  Computer  Corp.*                                  38,100           996,315
Gateway,  Inc.*                                          4,700            77,315
Hewlett-Packard  Co.                                    28,500           815,100
International  Business  Machines  Corp.                25,400         2,870,200
NCR  Corp.*                                              1,400            65,800
Palm,  Inc.*                                             8,109            49,222
Sun  Microsystems,  Inc.*                               47,800           751,416
                                                                       6,124,221

Computers  -  Networking  -  1.3%
Avaya,  Inc.*                                            4,358            59,705
Cabletron  Systems,  Inc.*                               2,800            63,980
Cisco  Systems,  Inc.*                                 107,200         1,951,040
Network  Appliance,  Inc.*                               4,800            65,760
                                                                       2,140,485

Computers  -  Peripherals  -  0.6%
EMC  Corp.*                                             32,400           941,220
Lexmark  International,  Inc.*                           1,900           127,775
                                                                       1,068,995

Computers  -  Software  &  Services  -  5.7%
Adobe  Systems,  Inc.                                    3,500           164,500
Autodesk,  Inc.                                            900            33,570
BMC  Software,  Inc.*                                    3,600            81,144
BroadVision,  Inc.*                                      4,000            20,000
Citrix  Systems,  Inc.*                                  2,700            94,230
Computer  Associates  International,  Inc.               8,400           302,400
Compuware  Corp.*                                        5,400            75,546
Intuit,  Inc.*                                           3,100           123,969
Mercury  Interactive  Corp.*                             1,200            71,880
Microsoft  Corp.*                                       78,800         5,752,400
Novell,  Inc.*                                           5,300            30,157
Oracle  Corp.*                                          82,200         1,561,800
Parametric  Technology  Corp.*                           3,900            54,561
Peoplesoft,  Inc.*                                       4,200           206,766
Siebel  Systems,  Inc.*                                  6,700           314,230
Unisys  Corp.*                                           4,600            67,666
Veritas  Software  Corp.*                                5,800           385,874
Yahoo,  Inc.*                                            8,200           163,918
                                                                       9,504,611

Equity  Securities  -  Cont'd                            Shares            Value
Construction  Materials  -  0.0%
Vulcan  Materials  Co.                                    1,400          $75,250

Consumer  Finance  -  0.8%
Capital  One  Financial  Corp.                            3,100          186,000
Countrywide  Credit  Industries,  Inc.                    1,700           77,996
Household  International,  Inc.                           6,700          446,890
MBNA  Corp.                                              12,500          411,875
Providian  Financial  Corp.                               4,200          248,640
                                                                       1,371,401

Consumer  Jewelry,  Novelty,  Gifts  -  0.0%
American  Greetings                                         900            9,900

Containers  -  Metal  &  Glass  -  0.0%
Ball  Corp.                                                 400           19,024


Containers  &  Packaging  -  0.1%
Bemis  Co.                                                  800           32,136
Pactiv  Corp.*                                            2,100           28,140
Temple-Inland,  Inc.                                        700           37,303
                                                                          97,579

Distributors  -  Food  &  Health  -  0.5%
Cardinal  Health,  Inc.                                   6,450          445,050
McKesson  HBOC,  Inc.                                     4,100          152,192
Supervalu,  Inc.                                          2,000           35,100
Sysco  Corp.                                              9,900          268,785
                                                                         901,127

Electric  Companies  -  2.2%
Allegheny  Energy,  Inc.                                  1,800           86,850
Ameren  Corp.                                             2,000           85,400
American  Electric  Power                                 4,700          216,999
Cinergy  Corp.                                            2,300           80,385
CMS  Energy  Corp.                                        1,800           50,130
Consolidated  Edison,  Inc.                               3,100          123,380
Constellation  Energy  Group,  Inc.                       2,400          102,240
Dominion  Resources,  Inc.                                3,516          211,390
DTE  Energy  Co.                                          2,300          106,812
Duke  Energy  Corp.                                      11,200          436,912
Edison  International                                     4,900           54,635
Entergy  Corp.                                            3,200          122,848
Exelon  Corp.                                             4,650          298,158
FirstEnergy  Corp.                                        3,200          102,912
FPL  Group,  Inc.                                         2,600          156,546
GPU,  Inc.                                                1,800           63,270
Mirant  Corp.*                                            4,936          169,799
Niagara  Mohawk  Holdings,  Inc.*                         2,400           42,456
PG&E  Corp.                                               5,900           66,080
Pinnacle  West  Capital  Corp.                            1,200           56,880
PPL  Corp.                                                2,100          115,500
Progress  Energy,  Inc.                                   2,941          132,110
Public  Service  Enterprise  Group                        2,900          141,810
Reliant  Energy,  Inc.                                    4,300          138,503
Southern  Co.                                             9,900          230,175
TXU  Corp.                                                3,700          178,303
XCEL  Energy,  Inc.                                       5,045          143,530
                                                                       3,714,013

Equity  Securities  -  Cont'd                           Shares             Value
Electrical  Equipment  -  4.9%
American  Power  Conversion*                             2,800           $44,100
Cooper  Industries,  Inc.                                1,400            55,426
Emerson  Electric  Co.                                   6,300           381,150
General  Electric  Co.                                 145,400         7,088,250
Molex,  Inc.                                             2,825           103,197
Power-One,  Inc.*                                        1,100            18,304
Rockwell  International  Corp.                           2,700           102,924
Sanmina  Corp.*                                          4,500           105,345
Solectron  Corp.*                                        9,400           172,020
Symbol  Technologies,  Inc.                              3,300            73,260
Thomas  &  Betts  Corp.                                    900            19,863
                                                                       8,163,839

Electronics  -  Component  Distributor  -  0.0%
W.W.  Grainger,  Inc.                                    1,400            57,624

Electronics  -  Defense  -  0.1%
Raytheon  Co.                                            5,300           140,715

Electronics  -  Instruments  -  0.2%
Agilent  Technologies,  Inc.*                            6,678           217,035
PerkinElmer,  Inc.                                       1,400            38,542
Tektronix,  Inc.*                                        1,400            38,010
                                                                         293,587

Electronics  -  Semiconductors  -  3.4%
Advanced  Micro  Devices*                                5,000           144,400
Altera  Corp.*                                           5,700           165,300
Analog  Devices,  Inc.*                                  5,300           229,225
Applied  Micro  Circuits  Corp.*                         4,400            75,680
Broadcom  Corp.*                                         3,800           162,488
Conexant  Systems,  Inc.*                                3,500            31,325
Intel  Corp.                                            98,500         2,881,125
Linear  Technology  Corp.                                4,600           203,412
LSI  Logic  Corp.*                                       5,300            99,640
Maxim  Integrated  Products*                             4,700           207,787
Micron  Technology,  Inc.*                               8,700           357,570
National  Semiconductor  Corp.*                          2,500            72,800
Qlogic  Corp.*                                           1,400            90,230
Texas  Instruments,  Inc.                               25,500           803,250
Vitesse  Semiconductor  Corp.*                           2,800            58,912
Xilinx,  Inc.*                                           4,900           202,076
                                                                       5,785,220

Engineering  &  Construction  -  0.0%
Fluor  Corp.                                             1,100            49,665
McDermott  International,  Inc.                            900            10,485
                                                                          60,150

Entertainment  -  3.4%
AOL  Time  Warner,  Inc.*                               64,900         3,439,700
Viacom,  Inc.*                                          26,131         1,352,279
Walt  Disney  Co.                                       30,600           884,034
                                                                       5,676,013

Equity  Securities  -  Cont'd                           Shares             Value
Equipment  -  Semiconductors  -  0.6%
Applied  Materials,  Inc.*                              11,900          $584,290
Kla-Tencor  Corp.*                                       2,700           157,869
Novellus  Systems,  Inc.*                                2,100           119,259
Teradyne,  Inc.*                                         2,500            82,750
                                                                         944,168

Financial  -  Diversified  -  5.7%
AMBAC  Financial  Group,  Inc.                           1,500            87,300
American  Express  Co.                                  19,200           744,960
Citigroup,  Inc.                                        73,607         3,889,380
Federal  Home  Loan  Mortgage  Corp.                    14,700         1,251,705
Federal  National  Mortgage  Assn.                      10,200           714,000
JP  Morgan  Chase  &  Co.                               29,130         1,299,198
Moody's  Corp.                                           2,300            77,050
Morgan  Stanley  Dean  Witter  &  Co.                   16,300         1,046,949
State  Street  Corp.                                     4,800           237,552
USA  Education,  Inc.                                    2,400           175,200
                                                                       9,523,294

Foods  -  1.3%
Campbell  Soup  Co.                                      6,000           154,500
Conagra,  Inc.                                           7,900           156,499
General  Mills,  Inc.                                    4,200           183,876
H.J.  Heinz  Co.                                         5,100           208,539
Hershey  Foods  Corp.                                    2,000           123,420
Kellogg  Co.                                             5,900           171,100
Quaker  Oats  Co.                                        1,900           173,375
Ralston  Purina  Group                                   4,600           138,092
Sara  Lee  Corp.                                        11,300           214,022
Unilever  N.V.  (ADR)                                    8,400           500,388
William  Wrigley  Jr.  Co.                               3,300           154,605
                                                                       2,178,416

Footwear  -  0.1%
Nike,  Inc.                                              4,000           167,960
Reebok  International,  Ltd.*                              900            28,755
                                                                         196,715

Gaming,  Lottery,  Parimutual  -  0.0%
Harrah's  Entertainment,  Inc.*                          1,700            60,010

Gold  and  Precious  Metals  Mining  -  0.1%
Barrick  Gold  Corp.                                     5,600            84,840
Homestake  Mining  Co.                                   4,300            33,325
Newmont  Mining  Corp.                                   2,800            52,108
Placer  Dome,  Inc.                                      4,800            47,040
                                                                         217,313

Hardware  &  Tools  -  0.1%
Black  &  Decker  Corp.                                  1,200            47,352
Stanley  Works                                           1,300            54,444
                                                                         101,796

Healthcare  -  Diversified  -  3.5%
Abbott  Laboratories                                    22,700         1,089,827
American  Home  Products  Corp.                         19,300         1,127,892
Bristol-Myers  Squibb  Co.                              28,500         1,490,550
Johnson  &  Johnson                                     44,332         2,216,600
                                                                       5,924,869

Equity  Securities  -  Cont'd                           Shares             Value
Healthcare  -  Drugs  -  General,  Other  -  0.1%
King  Pharmaceuticals,  Inc.*                            2,400          $129,000
Watson  Pharmaceutical,  Inc.*                           1,500            92,460
                                                                         221,460

Healthcare  -  Drugs  &  Major  Pharmaceuticals  -  5.4%
Allergan,  Inc.                                          1,900           162,450
Eli  Lilly  &  Co.                                      16,500         1,221,000
Forest  Laboratories,  Inc.*                             2,600           184,600
Merck  &  Co.,  Inc.                                    33,600         2,147,376
Pfizer,  Inc.                                           92,475         3,703,624
Pharmacia  Corp.                                        19,077           876,588
Schering-Plough  Corp.                                  21,500           779,160
                                                                       9,074,798

Healthcare  -  Hospital  Management  -  0.4%
HCA,  Inc.                                               7,900           357,001
Tenet  Healthcare  Corp.*                                4,700           242,473
                                                                         599,474

Healthcare  -  Longterm  Care  -  0.0%
Manor  Care,  Inc.*                                      1,500            47,625

Healthcare  -  Managed  Care  -  0.4%
Aetna,  Inc.*                                            2,200            56,914
Cigna  Corp.                                             2,200           210,804
Humana,  Inc.*                                           2,600            25,610
United  Health  Group,  Inc.                             4,700           290,225
Wellpoint  Health  Networks*                               900            84,816
                                                                         668,369

Healthcare  -  Medical  Products  &  Support  -  1.3%
Applera  Corp.  -  Applied  Biosystems  Group            3,200            85,600
Bausch  &  Lomb,  Inc.                                     700            25,368
Baxter  International,  Inc.                             8,600           421,400
Becton  Dickinson  &  Co.                                3,800           136,002
Biomet,  Inc.                                            2,650           127,359
Boston  Scientific  Corp.*                               6,000           102,000
C.R.  Bard,  Inc.                                          800            45,560
Guidant  Corp.*                                          4,500           162,000
Medtronic,  Inc.                                        17,700           814,377
St.  Jude  Medical,  Inc.*                               1,300            78,000
Stryker  Corp.                                           2,900           159,065
          2,156,731

Healthcare  -  Special  Services  -  0.1%
Healthsouth  Corp.*                                      5,800            92,626
Quintiles  Transnational  Corp.*                         1,700            42,925
                                                                         135,551

Homebuilding  -  0.0%
Centex  Corp.                                              800            32,600
Kaufman  &  Broad  Home  Corp.                             600            18,102
Pulte  Homes,  Inc.                                        600            25,578
                                                                          76,280

Household  Furniture  &  Appliances  -  0.1%
Leggett  &  Platt,  Inc.                                 2,800            61,684
Maytag  Corp.                                            1,000            29,260
Whirlpool  Corp.                                           900            56,250
                                                                         147,194

Equity  Securities  -  Cont'd                           Shares             Value
Household  Products  -  Non-Durable  -  1.3%
Clorox  Co.                                              3,500          $118,475
Colgate-Palmolive  Co.                                   8,100           477,819
Kimberly-Clark  Corp.                                    7,800           436,020
Procter  &  Gamble  Co.                                 19,000         1,212,200
                                                                       2,244,514

Housewares  -  0.1%
Fortune  Brands,  Inc.                                   2,300            88,228
Newell  Rubbermaid,  Inc.                                3,900            97,890
Tupperware  Corp.                                          900            21,087
                                                                         207,205

Insurance  -  Life  &  Health  -  0.9%
Aflac,  Inc.                                             7,500           236,175
American  General  Corp.                                 7,300           339,085
Conseco,  Inc.                                           4,600            62,790
Jefferson-Pilot  Corp.                                   2,250           108,720
John  Hancock  Financial  Services,  Inc.                4,400           177,144
Lincoln  National  Corp.                                 2,800           144,900
Metlife,  Inc.                                          10,800           334,584
Torchmark  Corp.                                         1,900            76,399
UnumProvident  Corp.                                     3,500           112,420
                                                                       1,592,217

Insurance  -  Multi-Line  -  2.0%
American  International  Group                          34,100         2,932,600
Hartford  Financial  Services                            3,500           239,400
Loews  Corp.                                             2,900           186,847
                                                                       3,358,847

Insurance  -  Property  &  Casualty  -  0.8%
Allstate  Corp.                                         10,600           466,294
Chubb  Corp.                                             2,500           193,575
Cincinnati  Financial  Corp.                             2,400            94,800
MBIA,  Inc.                                              2,100           116,928
MGIC  Investment  Corp.                                  1,600           116,224
Progressive  Corp.                                       1,100           148,709
Safeco  Corp.                                            2,000            59,000
St.  Paul  Co.'s                                         3,200           162,208
                                                                       1,357,738

Insurance  Brokers  -  0.3%
AON  Corp.                                               3,800           133,000
Marsh  &  McLennan  Co.'s.                               4,000           404,000
                                                                         537,000

Investment  Banking  /  Brokerage  -  0.8%
Bear  Stearns  Co.'s,  Inc.                              1,585            93,467
Charles  Schwab  Corp.                                  20,200           309,060
Lehman  Brothers  Holdings,  Inc.                        3,600           279,900
Merrill  Lynch  &  Co.                                  12,300           728,775
                                                                       1,411,202

Investment  Management  -  0.2%
Franklin  Resources,  Inc.                               3,900           178,503
Stilwell  Financial,  Inc.                               3,300           110,748
T.  Rowe  Price  Associates                              1,800            67,302
                                                                         356,553

Equity  Securities  -  Cont'd                           Shares             Value
Iron  /  Steel  -  0.1%
Allegheny  Technologies,  Inc.                           1,150           $20,804
Nucor  Corp.                                             1,100            53,779
USX-U.S.  Steel  Group,  Inc.                            1,300            26,195
Worthington  Industries                                  1,400            19,040
                                                                         119,818

Leisure  Time  -  Products  -  0.2%
Brunswick  Corp.                                         1,300            31,239
Harley-Davidson,  Inc.                                   4,300           202,444
Hasbro,  Inc.                                            2,500            36,125
Mattel,  Inc.                                            6,200           117,304
                                                                         387,112

Lodging  -  Hotels  -  0.4%
Carnival  Corp.                                          8,600           264,020
Hilton  Hotels  Corp.                                    5,200            60,320
Marriott  International,  Inc.                           3,500           165,690
Starwood  Hotels  &  Resorts  Worldwide,  Inc.           2,900           108,112
                                                                         598,142

Machinery  -  Diversified  -  0.4%
Caterpillar,  Inc.                                       5,000           250,250
Deere  &  Co.                                            3,500           132,475
Dover  Corp.                                             3,000           112,950
Ingersoll-Rand  Co.                                      2,400            98,880
Timken  Co.                                                900            15,246
                                                                         609,801

Manufacturing  -  Diversified  -  2.4%
Crane  Co.                                               1,000            31,000
Danaher  Corp.                                           2,100           117,600
Eaton  Corp.                                             1,000            70,100
Honeywell  International,  Inc.                         11,737           410,678
Illinois  Tool  Works,  Inc.                             4,400           278,520
ITT  Industries,  Inc.                                   1,300            57,525
Johnson  Controls,  Inc.                                 1,300            94,211
Minnesota  Mining  &  Manufacturing  Co.                 5,800           661,780
National  Service  Industries,  Inc.                       700            15,799
Parker  Hannifin  Corp.                                  1,700            72,148
Textron,  Inc.                                           2,100           115,584
Thermo  Electron  Corp.*                                 2,600            57,252
Tyco  International,  Ltd.                              28,325         1,543,712
United  Technologies  Corp.                              6,900           505,494
          4,031,403

Manufacturing  -  Specialized  -  0.2%
Avery  Dennison  Corp.                                   1,600            81,680
Jabil  Circuit,  Inc.*                                   2,800            86,408
Millipore  Corp.                                           700            43,386
Pall  Corp.                                              1,800            42,354
Sealed  Air  Corp.*                                      1,200            44,700
                                                                         298,528

Metals  Mining  -  0.1%
Freeport-McMoran  Copper  &  Gold,  Inc.*                2,000            22,100
Inco,  Ltd.*                                             2,500            43,150
Phelps  Dodge  Corp.                                     1,100            45,650
                                                                         110,900

Equity  Securities  -  Cont'd                           Shares             Value
Natural  Gas  -  1.1%
Dynegy,  Inc.                                            4,700          $218,550
El  Paso  Energy  Corp.                                  7,459           391,896
Enron  Corp.                                            11,000           539,000
KeySpan  Corp.                                           1,900            69,312
Kinder  Morgan,  Inc.                                    1,700            85,425
Nicor,  Inc.                                               700            27,286
NiSource,  Inc.                                          2,940            80,350
Oneok,  Inc.                                             1,000            19,700
Peoples  Energy  Corp.                                     600            24,120
Sempra  Energy                                           3,000            82,020
Williams  Co.'s.,  Inc.                                  7,100           233,945
                                                                       1,771,604

Office  Equipment  &  Supplies  -  0.1%
Pitney  Bowes,  Inc.                                     3,600           151,632

Oil  -  Domestic  Integrated  -  0.5%
Amerada  Hess  Corp.                                     1,300           105,040
Conoco,  Inc.                                            9,100           262,990
Occidental  Petroleum  Corp.                             5,300           140,927
Phillips  Petroleum  Co.                                 3,700           210,900
USX-Marathon  Group,  Inc.                               4,500           132,795
                                                                         852,652

Oil  -  International  Integrated  -  4.5%
Chevron  Corp.                                           9,400           850,700
Exxon  Mobil  Corp.                                     50,525         4,413,359
Royal  Dutch  Petroleum  Co.  (ADR)                     31,400         1,829,678
Texaco,  Inc.                                            8,100           539,460
                                                                       7,633,197

Oil  &  Gas  -  Drilling  &  Equipment  -  0.7%
Baker  Hughes,  Inc.                                     4,900           164,150
Halliburton  Co.                                         6,200           220,720
Nabors  Industries,  Inc.*                               2,200            81,840
Noble  Drilling  Corp.*                                  2,000            65,500
Rowan  Co.'s,  Inc.*                                     1,500            33,150
Schlumberger,  Ltd.                                      8,400           442,260
Transocean  Sedco  Forex,  Inc.                          4,681           193,091
                                                                       1,200,711

Oil  &  Gas  -  Exploration  &  Production  -  0.5%
Anadarko  Petroleum  Corp.                               3,674           198,506
Apache  Corp.                                            1,800            91,350
Burlington  Resources,  Inc.                             3,100           123,845
Devon  Energy  Corp.                                     1,900            99,750
EOG  Resources,  Inc.                                    1,700            60,435
Kerr-McGee  Corp.                                        1,400            92,778
Unocal  Corp.                                            3,600           122,940
                                                                         789,604

Oil  &  Gas  -  Refinery  &  Marketing  -  0.1%
Ashland,  Inc.                                           1,000            40,100
Sunoco,  Inc.                                            1,200            43,956
Tosco  Corp.                                             2,100            92,505
                                                                         176,561

Equity  Securities  -  Cont'd                           Shares             Value
Paper  &  Forest  Products  -  0.4%
Boise  Cascade  Corp.                                      900           $31,653
Georgia-Pacific  Group                                   3,346           113,265
International  Paper  Co.                                7,131           254,576
Louisiana-Pacific  Corp.                                 1,600            18,768
Mead  Corp.                                              1,500            40,710
Potlatch  Corp.                                            400            13,764
Westvaco  Corp.                                          1,600            38,864
Weyerhaeuser  Co.                                        3,200           175,904
                                                                         687,504

Personal  Care  -  0.4%
Alberto-Culver  Co.                                        900            37,836
Avon  Products,  Inc.                                    3,400           157,352
Gillette  Co.                                           15,400           446,446
                                                                         641,634

Photography  /  Imaging  -  0.2%
Eastman  Kodak  Co.                                      4,100           191,388
Xerox  Corp.                                             9,800            93,786
                                                                         285,174

Power  Producers  -  Independent  -  0.3%
AES  Corp.*                                              7,800           335,790
Calpine  Corp.*                                          4,400           166,320
                                                                         502,110

Publishing  -  0.1%
McGraw-Hill  Companies,  Inc.                            2,900           191,835
Meredith  Corp.                                            800            28,648
                                                                         220,483

Publishing  -  Newspapers  -  0.4%
Dow  Jones  &  Co.,  Inc.                                1,300            77,623
Gannett  Co.,  Inc.                                      3,900           257,010
Knight  Ridder,  Inc.                                    1,000            59,300
New  York  Times  Co.                                    2,400           100,800
Tribune  Co.                                             4,202           168,122
                                                                         662,855

Railroads  -  0.4%
Burlington  Northern  Santa  Fe  Corp.                   5,800           174,986
CSX  Corp.                                               3,200           115,968
Norfolk  Southern  Corp.                                 5,600           115,920
Union  Pacific  Corp.                                    3,600           197,676
                                                                         604,550

Restaraurants  -  0.5%
Darden  Restaurants,  Inc.                               1,700            47,430
McDonald's  Corp.                                       18,700           506,022
Starbucks  Corp.*                                        5,600           128,800
Tricon  Global  Restaurants,  Inc.*                      2,200            96,580
Wendy's  International,  Inc.                            1,500            38,310
                                                                         817,142

Retail  -  Building  Supplies  -  1.2%
Home  Depot,  Inc.                                      34,200         1,592,010
Lowe's  Co.'s,  Inc.                                     5,600           406,280
Sherwin-Williams  Co.                                    2,200            48,840
                                                                       2,047,130

Equity  Securities  -  Cont'd                           Shares             Value
Retail  -  Computers  &  Electronics  -  0.2%
Best  Buy  Co.,  Inc.*                                   3,000          $190,560
Circuit  City  Stores,  Inc.                             3,000            54,000
RadioShack  Corp.                                        2,700            82,350
                                                                         326,910

Retail  -  Department  Stores  -  0.4%
Dillards,  Inc.                                          1,100            16,797
Federated  Department  Stores,  Inc.*                    2,900           123,250
J.C.  Penney  Co.                                        3,800           100,168
Kohls  Corp.*                                            4,900           307,377
May  Department  Stores  Co.                             4,400           150,744
Nordstrom,  Inc.                                         2,000            37,100
                                                                         735,436

Retail  -  Discounters  -  0.1%
Big  Lots,  Inc.*                                        1,700            23,256
Dollar  General  Corp.                                   4,750            92,625
                                                                         115,881

Retail  -  Drug  Stores  -  0.4%
CVS  Corp.                                               5,600           216,160
Walgreen  Co.                                           14,900           508,835
                                                                         724,995

Retail  -  Food  Chains  -  0.5%
Albertson's,  Inc.                                       5,900           176,941
Kroger  Co.*                                            11,900           297,500
Safeway,  Inc.*                                          7,300           350,400
Winn-Dixie  Stores,  Inc.                                2,000            52,260
          877,101

Retail  -  General  Merchandisers  -  2.5%
Costco  Wholesale  Corp.*                                6,600           271,128
Kmart  Corp.*                                            7,000            80,290
Sears,  Roebuck  &  Co.                                  4,800           203,088
Target  Corp.                                           13,100           453,260
Wal-Mart  Stores,  Inc.                                 65,500         3,196,400
                                                                       4,204,166

Retail  -  Specialty  -  0.3%
Autozone,  Inc.*                                         1,700            63,750
Bed  Bath  &  Beyond,  Inc.*                             4,100           127,920
Office  Depot,  Inc.*                                    4,200            43,596
Staples,  Inc.*                                          6,700           107,133
Tiffany  &  Co.                                          2,200            79,684
Toys  R  Us,  Inc.*                                      2,900            71,775
                                                                         493,858

Retail  -  Specialty,  Apparel  -  0.4%
Gap,  Inc.                                              12,400           359,600
Limited,  Inc.                                           6,100           100,772
TJX  Companies,  Inc.                                    4,100           130,667
                                                                         591,039

Savings  &  Loan  Companies  -  0.4%
Charter  One  Financial,  Inc.                           3,075            98,092
Golden  West  Financial  Corp.                           2,300           147,752
Washington  Mutual,  Inc.                               12,800           480,640
                                                                         726,484

Equity  Securities  -  Cont'd                           Shares             Value
Services  -  Advertising  /  Marketing  -  0.3%
Interpublic  Group  Co.'s.,  Inc.                        5,500          $161,425
Omnicom  Group                                           2,700           232,200
TMP  Worldwide,  Inc.*                                   1,600            96,000
                                                                         489,625

Services  -  Commercial  &  Consumer  -  0.4%
Cendant  Corp.*                                         12,200           237,900
Cintas  Corp.                                            2,500           115,625
Convergys  Corp.*                                        2,600            78,650
H  &  R  Block,  Inc.                                    1,300            83,915
IMS  Health,  Inc.                                       4,400           125,400
                                                                         641,490

Services  -  Computer  Systems  -  0.4%
Computer  Sciences  Corp.*                               2,400            83,040
Electronic  Data  Systems  Corp.                         6,900           431,250
Sabre  Holdings  Corp.*                                  1,934            96,700
Sapient  Corp.*                                          1,800            17,550
                                                                         628,540

Services  -  Data  Processing  -  0.8%
Automatic  Data  Processing,  Inc.                       9,200           457,240
Concord  EFS,  Inc.*                                     3,600           187,236
Equifax,  Inc.                                           2,100            77,028
First  Data  Corp.                                       5,800           372,650
Fiserv,  Inc.*                                           1,800           115,164
Paychex,  Inc.                                           5,450           218,000
                                                                       1,427,318

Services  -  Employment  -  0.0%
Robert  Half  International,  Inc.*                      2,700            67,203

Specialty  Printing  -  0.1%
Deluxe  Corp.                                            1,100            31,790
R.  R.  Donnelley  &  Sons  Co.                          1,800            53,460
                                                                          85,250

Telecommunications  -  Cell  /  Wireless  -  0.3%
Nextel  Communications,  Inc.*                          11,000           192,500
Sprint  Corp.  (PCS  Group)*                            13,800           333,270
                                                                         525,770

Telecommunications  -  Long  Distance  -  1.3%
AT&T  Corp.                                             50,575         1,112,650
Global  Crossing,  Ltd.*                                13,100           113,184
Sprint  Corp.  (FON  Group)                             12,900           275,544
Worldcom,  Inc.  -  Worldcom  Group*                    42,400           602,080
                                                                       2,103,458

Telephone  -  3.8%
Alltel  Corp.                                            4,600           281,796
Bellsouth  Corp.                                        27,500         1,107,425
CenturyTel,  Inc.                                        2,100            63,630
Citizens  Communications  Co.*                           4,000            48,120
Qwest  Communications  International,  Inc.*            24,334           775,525
SBC  Communications,  Inc.                              49,300         1,974,958
Verizon  Communications,  Inc.                          39,644         2,120,954
                                                                       6,372,408

Equity  Securities  -  Cont'd                           Shares             Value
Textiles  -  Apparel  -  0.1%
Liz  Claiborne,  Inc.                                      800           $40,360
VF  Corp.                                                1,600            58,208
                                                                          98,568

Tobacco  -  1.0%
Philip  Morris  Co.'s,  Inc.                            32,200         1,634,150
UST,  Inc.                                               2,300            66,378
                                                                       1,700,528

Truckers  -  0.0%
Ryder  System,  Inc.                                     1,000            19,600

Trucks  &  Parts  -  0.1%
Cummins  Engine,  Inc.                                     600            23,220
Navistar  International  Corp.*                          1,000            28,130
Paccar,  Inc.                                            1,100            56,562
                                                                         107,912

Waste  Management  -  0.2%
Allied  Waste  Industries,  Inc.*                        2,800            52,304
Waste  Management,  Inc.                                 9,000           277,380
                                                                         329,684

     Total  Equity Securities (Cost $183,513,987)                    161,247,988

                                                      Principal
Corporate  Securities  -  4.9%                         Amount
AIM  Stic  Prime  Fund,  3.84%,  12/1/09            $8,187,042         8,187,042
Prime  Obligations  Fund,  6.53%,  12/1/09                  16                16

     Total  Corporate  Securities (Cost $8,187,058)                    8,187,058


U.S. Government Agencies and Instrumentalities - 0.4%
U.S.  Treasury  Bill,  3.44%,  9/13/01                 645,000           640,446

     Total U.S. Government Agencies
       and Instrumentalities (Cost $640,446)                             640,446


          TOTAL INVESTMENTS (Cost $192,341,491) - 101.2%             170,075,492
          Other assets and liabilities, net - (1.2%)                 (1,954,923)
          Net  Assets  -  100%                                      $168,120,569



                                        Underlying       Unrealized
               #  of     Expiration     Face Amount     Appreciation     Initial
Futures      Contracts      Date        at  Value      (Depreciation)     Margin
Purchased:
     S&P  500    16       9/20/01       4,926,800        (164,353)       72,800*


See  notes  to  schedules  of  investments  and  notes  to financial statements.

Money  Market  Portfolio
Schedule  of  Investments
June  30,  2001

                                                      Principal
Certificates  of  Deposit  -  5.4%                      Amount             Value
Comerica  Bank,  5.40%,  1/22/02                     $1,000,000       $1,000,324
Deutsche  Bank,  AG:
     6.89%,  8/20/01                                  2,000,000        1,999,922
     6.78%,  9/11/01                                  1,000,000          999,953
Dresdner  Bank,  AG,  6.99%,  7/13/01                 2,500,000        2,499,985
Landesbank  Hessen  Thuerigen,  6.01%,  9/4/01        1,000,000        1,001,893
Lloyds  Bank  plc,  5.27%,  1/7/02                    1,000,000        1,000,000

     Total Certificates of Deposit (Cost $8,502,077)                   8,502,077


Corporate  Obligations  -  2.0%
Philip  Morris  Co.'s,  Inc.,  7.25%,  9/15/01        3,095,000        3,094,337

     Total Corporate Obligations (Cost $3,094,337)                     3,094,337


Commercial  Paper  -  5.7%
Alaska  Housing  Finance  Corp.,  4.00%,  8/8/01     1,000,000           995,778
Glaxo  Wellcome  plc,  4.65%,  7/17/01               1,000,000           997,933
Goldman  Sachs  &  Co.,  4.50%,  9/17/01             1,000,000           990,250
Jefferson  Pilot  Corp.,  4.67%,  7/5/01             1,000,000           999,481
Landesbank  Schleswig-Holsten,  4.33%,  10/9/01      1,000,000           987,972
Morgan  Stanley  Dean  Witter Co., 4.65%, 7/23/01    1,000,000           997,158
Northwestern  University,  4.20%,  8/28/01           1,000,000           993,233
Oesterreich  Kontrol Bank New York, 3.80%, 8/7/01    1,000,000           996,095
Rabobank  N.V.,  4.00%,  10/4/01                     1,000,000           988,442

     Total Commercial Paper (Cost $8,946,342)                          8,946,342


U.S.  Government  Agencies  &  Instrumentalities  -  17.0%
Federal  Farm  Credit  Bank,  4.35%,  4/2/02         1,000,000           999,623
Federal  Home  Loan  Bank,  4.00%,  6/5/02           1,000,000           999,507
Federal  Home  Loan  Bank  Discount  Notes:
     3.84%,  8/1/01                                  5,000,000         4,983,467
     4.07%,  8/23/01                                 5,000,000         4,970,040
Federal  Home  Loan  Mortgage  Discount  Notes:
     4.15%,  7/13/01                                 5,000,000         4,993,083
     3.81%,  8/3/01                                  5,000,000         4,982,538
     4.87%,  1/3/02                                  1,000,000           974,629
     3.83%,  3/28/02                                 1,000,000           971,275
Overseas Private Investment Corp., 3.85%, 4/1/14     2,100,000         2,100,000
Student Loan Marketing Discount
  Note, 4.04%, 4/15/02                               1,000,000           967,680

     Total  U.S. Government Agencies
     & Instrumentalities (Cost $26,941,842)                           26,941,842

Muncipal  Obligations  -  2.5%
New  York,  N.Y.  GO,  6.00%,  8/1/01                4,000,000         3,996,756

     Total Municipal Obligations (Cost $3,996,756)                     3,996,756

                                                      Principal
Taxable Variable Rate Demand Notes - 56.8%              Amount             Value
550 West 14th Place Revenue, 4.00%,
  2/1/29, LOC: Harris Trust                          $3,000,000       $3,000,000
Alabama State IDA, Simicala, Inc., 3.85%,
  12/1/19, LOC: Bank of America                         460,000          460,000
Alabama State Incentives Financing Authority, 3.85%,
  10/1/29, BPA: Southtrust Bank, AMBAC Insured        2,000,000        2,000,000
Alsip Motel Limited Partnership, 3.90%,
  5/1/24, LOC: FHLB                                   1,500,000        1,500,000
American Buildings Co., Revenue Bond, 6.70%,
  8/1/20, LOC: Canadian Imperial                      3,000,000        3,000,000
Brumfield Properties Inc., 3.85%,
  11/1/25, LOC: AmSouth Bank                          3,000,000        3,000,000
California Pollution Control, 5.16%,
  6/1/04, LOC: Comerica Bank                          2,960,000        2,960,000
California Statewide Community Development MFH
  Revenue, 4.00%, 12/15/32, LOC: Bank of the West     4,000,000        4,000,000
Capital One Funding Corp., 3.85%, 10/2/17, LOC:
  Bank One, NA                                        3,253,000        3,253,000
Casa Grande Arizona IDA Revenue, 3.935%,
  8/1/25, LOC: Bank of America                        1,500,000        1,500,000
Catholic Health Initiatives Revenue, 4.25%,
  12/1/27, BPA: Morgan Guaranty Trust                 1,500,000        1,500,000
Columbus, Georgia Development Authority, 4.00%,
  12/1/19, LOC: Bank of Nova Scotia                   3,000,000        3,000,000
Community Health Systems, Inc., 4.20%,
  10/1/03, LOC: First Union Bank                      1,780,000        1,780,000
Cotswold Village Associates, LLC, 3.85%,
  6/1/31, LOC: Columbus Bank & Trust                  1,000,000        1,000,000
Fulton County IDA Revenue, 3.85%,
  12/1/04, LOC: Branch Bank Trust (BBT)               1,700,000        1,700,000
Galliano Marine Service, Inc., 3.85%,
  8/1/10, LOC: AmSouth Bank                           2,000,000        2,000,000
Illinois Housing Development Authority, 3.85%,
  7/1/10, LOC: Lasalle Bank                           1,000,000        1,000,000
Kansas City Missouri IDA and MFH Revenue, 3.85%,
  3/1/25, LOC: LaSalle Bank                           1,000,000        1,000,000
Kingston Healthcare Co., 4.06%,
  7/20/25, LOC: Wells Fargo Bank, NA                  3,049,800        3,049,800
Los Angeles Community Redevelopment Agency MFH
  Revenue, 3.85%, 12/1/34, LOC: FHLB, California      5,470,000        5,470,000
Maine Finance Authority Revenue, 2.75%, 6/1/08, BPA:
  Fleet National Bank, AMBAC Insured                    500,000          500,000
Meriter Hospital Revenue, 3.90%,
  12/1/16, LOC: Firstar Bank                          3,000,000        3,000,000
Meyer Cookware Industries, 6.10%,
  5/1/27, LOC: BNP Paribas                            3,000,000        3,000,000
Milpitas California MFH Revenue, 3.85%,
  8/15/33, CF: FNMA                                   4,000,000        4,000,000
Post Apartment Homes LP MFH Revenue, 3.75%,
  7/15/29, LOC: FNMA                                  4,800,000        4,800,000
Racetrac Capital, LLC, 4.38%, 9/1/20                  3,000,000        3,000,000
San Leandro California MFH Revenue, 4.00%,
  10/1/27, LOC: Heller Financial,
  Confirming LOC: Commerze Bank                       2,255,000        2,255,000
Sault Sainte Marie, Michigan Tribe Building
  Revenue, 4.41125%, 6/1/03, LOC:
  National City Bank                                  2,080,000        2,080,000
Sea Island Co., 3.935%, 2/1/21, LOC: Columbus
  Bank & Trust                                        1,500,000        1,500,000
South Central Communications Corp., 3.85%,
  6/1/13, LOC: Fifth Third Bank                       2,770,000        2,770,000
Sussex County Delaware, 3.85%, 11/1/27,
  LOC: Wilmington Trust Co.                           2,900,000        2,900,000
W.L. Petrey Wholesale, Inc., 3.85%,
  3/1/11, LOC: Southtrust Bank, AL                      430,000          430,000
Washington State Housing Finance Authority,
  Woodrose Apartments, 3.85%, 6/15/32, LOC: FNMA      2,250,000        2,250,000
Waukesha Health System, Inc., 3.90%,
  8/15/26, LOC: Bank of America                       2,750,000        2,750,000
Wenatchee Valley, Washington Clinic, 3.90%,
  11/23/24, LOC: US Bank - National Assn.             3,500,000        3,500,000
Yuengling Beer, Inc., 4.30%, 11/1/19,
  LOC: PNC Bank, NA                                   5,000,000        5,000,000


     Total Taxable Variable Rate Demand Notes
  (Cost  $89,907,800)                                                 89,907,800


Repurchase Agreements - 10.0%
State Street Bank, 3.75%, dated 6/29/01, due 7/2/01
  (Repurchase proceeds, $15,905,300)
  (Collateral: $16,381,763, FNMA, 6.25%, 5/15/29)    15,900,000       15,900,000

     Total Repurchase Agreements (Cost $15,900,000)                   15,900,000

        TOTAL INVESTMENTS (Cost $157,289,154) - 99.4%                157,289,154
        Other assets and liabilities, net - 0.6%                         922,256
        Net Assets - 100%                                           $158,211,410

See  notes  to  schedules  of  investments  and  notes  to financial statements.

Select  Portfolio
Schedule  of  Investments
June  30,  2001

Equity  Securities  -  94.1%                            Shares             Value
Automobiles  -  4.5%
Ford  Motor  Co.                                        24,900          $611,295

Biotechnology  -  2.8%
Chiron  Corp.*                                           7,400           377,400

Broadcast  -  Television,  Radio  &  Cable  -  2.7%
AT&T  -  Liberty  Media  Corp.*                         20,400           356,796

Computers  -  Software  &  Services  -  4.5%
Novell,  Inc.*                                         106,600           606,554

Electric  Companies  -  4.4%
TXU  Corp.                                              12,300           592,737

Financial  -  Diversified  -  2.7%
Moody's  Corp.                                          10,800           361,800

Hardware  &  Tools  -  4.5%
Black  &  Decker  Corp.                                 15,300           603,738

Household  Products  -  Non-Durable  -  3.7%
Energizer  Holdings,  Inc.*                             22,000           504,900

Leisure  Time  -  Products  -  7.2%
Brunswick  Corp.                                        17,000           408,510
Mattel,  Inc.                                           29,700           561,924
                                                                         970,434

Oil  &  Gas  -  Exploration  &  Production  -  4.4%
Burlington  Resources,  Inc.                            14,700           587,265

Publishing  -  Newspapers  -  4.5%
Knight  Ridder,  Inc.                                   10,200           604,860

Restaraurants  -  3.6%
Tricon  Global  Restaurants,  Inc.*                     11,000           482,900

Retail  -  Department  Stores  -  4.2%
J.C.  Penney  Co.                                       21,700           572,012

Retail  -  Food  Chains  -  4.6%
Kroger  Co.*                                            24,700           617,500

Savings  &  Loan  Companies  -  14.3%
Washington  Mutual,  Inc.                               51,200         1,922,560

Services  -  Commercial  &  Consumer  -  3.8%
H  &  R  Block,  Inc.                                    7,900           509,945

Services  -  Computer  Systems  -  4.4%
Electronic  Data  Systems  Corp.                         9,500           593,750

Services  -  Data  Processing  -  2.8%
First  Data  Corp.                                       5,800           372,650

Equity  Securities  -  Cont'd                           Shares             Value
Telecommunications  -  Long  Distance  -  8.2%
AT&T  Corp.                                             29,300          $644,600
Sprint  Corp.  (FON  Group)                             21,800           465,648
                                                                       1,110,248

Textiles  -  Apparel  -  2.3%
Liz  Claiborne,  Inc.                                    6,200           312,790


     Total  Equity  Securities  (Cost $11,618,521)                    12,672,134


        TOTAL INVESTMENTS (Cost $11,618,521) - 94.1%                  12,672,134
        Other  assets  and  liabilities, net - 5.9%                      795,109
        Net  Assets  -  100%                                         $13,467,243


See  notes  to  schedules  of  investments  and  notes  to financial statements.

Micro  Cap  Portfolio
Schedule  of  Investments
June  30,  2001

Equity  Securities  -  89.8%                            Shares             Value
Auto  Parts  &  Equipment  -  0.1%
Strattec  Security  Corp.*                                 200            $6,944

Banks  -  Major  Regional  -  7.0%
Boston  Private  Financial  Holdings,  Inc.              6,500           145,600
Financial  Institutions,  Inc.                           6,100           136,640
Pacific  Crest  Capital,  Inc.                           5,000            99,000
Sterling  Bancorp                                        3,700           113,220
                                                                         494,460

Broadcast  -  Television,  Radio,  &  Cable  -  2.5%
Saga  Communications,  Inc.*                             7,300           173,302

Chemicals  -  0.8%
Osca,  Inc*                                              2,900            60,088

Chemicals  -  Diversified  -  1.4%
Penford  Corp.                                           8,300            96,280

Communications  Equipment  -  2.9%
Gentner  Communications  Corp.*                          4,300            45,580
Lifeline  Systems,  Inc.*                                1,700            33,592
Viasat,  Inc.*                                           5,100           121,788
                                                                         200,960

Computers  -  Software  &  Services  -  4.0%
Ansoft  Corp.*                                           7,200           122,400
Onesource  Information  Service*                         7,600            63,840
Transaction  Systems  Architects,  Inc.*                 6,700            95,475
          281,715

Containers  &  Packaging  -  Paper  -  1.7%
Astronics  Corp.*                                        7,800           118,794

Distributors  -  Food  &  Health  -  1.6%
Performance  Food  Group  Co.*                           4,100           112,955

Electric  Companies  -  1.3%
Central  Vermont  Public  Service                        4,800            90,768

Electrical  Equipment  -  8.4%
AZZ,  Inc.                                               7,000           175,000
EDO  Corp.                                               7,700           122,815
Herley  Industries,  Inc.*                                 600            10,620
LSI  Industries,  Inc.                                   6,500           152,035
Spectrum  Control,  Inc.*                                3,600            21,456
Woodhead  Industries,  Inc.                              6,200           105,400
          587,326

Electronics  -  Component  Distributor  -  1.5%
Rogers  Corp.*                                           4,100           108,650

Electronics  -  Instruments  -  3.0%
II-VI,  Inc.*                                            6,700           117,250
Rudolph  Technologies,  Inc.*                            2,000            94,000
          211,250

Equity  Securities  -  Cont'd                           Shares             Value
Electronics  -  Semiconductors  -  4.3%
Actel  Corp.*                                            4,300          $105,565
Elantec  Semiconductor,  Inc.*                           3,400           114,886
Sipex  Corp.*                                            7,200            83,736
                                                                         304,187

Engineering  &  Construction  -  1.4%
Willbros  Group,  Inc.*                                  7,600            98,800

Equipment  -  Semiconductors  -  1.4%
Brooks  Automation,  Inc.*                               2,100            96,810

Financial  -  Diversified  -  3.2%
Mid-Atlantic  Realty  Trust                             10,700           133,750
Stewart  Information  Services*                          4,600            89,654
                                                                         223,404

Food  -  0.0%
Bridgford  Foods  Corp.                                    200             2,624

Healthcare  -  Medical  Products  &  Supplies  -  1.3%
ICU  Medical,  Inc.*                                     1,300            53,664
Medamicus,  Inc.*                                        4,200            37,800
                                                                          91,464

Healthcare  -  Speciality  Services  -  6.0%
Dianon  Systems,  Inc.*                                  1,400            63,700
Kendle  International,  Inc.*                            9,200           184,368
Pediatrix  Medical  Group,  Inc.*                        5,200           172,640
                                                                         420,708

Homebuilding  -  2.9%
Crossmann  Communities,  Inc.                            4,600           182,574
Palm  Harbor  Homes,  Inc.*                              1,000            21,750
                                                                         204,324

Household  Furniture  &  Appliances  -  1.5%
Stanley  Furniture  Co.,  Inc.*                          4,000           107,600

Housewares  -  1.3%
Quixote  Corp.                                           3,300            94,281

Insurance  -  Property  &  Casualty  -  1.0%
Donegal  Group,  Inc.,  Class  A                         3,933.336        50,937
Donegal  Group,  Inc.,  Class  B                         1,466            16,873
                                                                          67,810

Leisure  Time  -  Products  -  0.3%
Marine  Products  Corp.                                  4,500            19,125

Machinery  -  Diversified  -  0.8%
Gardner  Denver,  Inc.*                                  2,700            55,485

Manufacturing  -  Diversified  -  1.2%
Shuffle  Master,  Inc*                                   4,000            84,000
Strategic  Diagnostics,  Inc.*                             100               335
                                                                          84,335

Manufacturing  -  Specialized  -  1.8%
Robbins  &  Myers,  Inc.                                 4,500           126,900

Equity  Securities  -  Cont'd                           Shares             Value
Metal  Fabricators  -  1.5%
Hardinge,  Inc.                                          7,400          $107,152

Paper  &  Forest  Products  -  1.2%
Fibermark,  Inc.*                                        4,500            59,625
Insignia  Systems,  Inc.*                                3,400            22,474
          82,099

Retail  -  Computers  &  Electronics  -  2.6%
Tweeter  Home  Entertainment  Group,  Inc.*              5,100           180,030

Retail  -  Specialty  -  2.2%
Cost  Plus,  Inc.*                                       5,100           153,000

Savings  &  Loan  Companies  -  9.4%
CFS  Bancorp,  Inc.                                     11,200           154,896
First  Essex  Bancorp,  Inc.                             6,500           160,680
First  Republic  Bank*                                   3,650            89,425
Flushing  Financial  Corp.                               3,800            90,858
LSB  Corp.                                               3,900            50,856
Webster  Financial  Corp.                                3,400           111,452
                                                                         658,167

Services  -  Commercial  &  Consumer  -  2.0%
FTI  Consulting,  Inc.*                                  6,400           139,520

Services  -  Employment  -  1.3%
Hall  Kinion  &  Associates,  Inc.*                     11,300            91,078

Shipping  -  1.5%
RPC,  Inc.                                               7,600           107,920

Truckers  -  1.8%
Forward  Air  Corp.*                                       700            20,965
Knight  Transportation,  Inc.*                           5,000           102,750
                                                                         123,715

Water  Utilities  -  1.7%
Southwest  Water  Co.                                    8,200           119,310


     Total  Equity  Securities  (Cost  $5,393,115)                     6,303,340


        TOTAL INVESTMENTS (Cost $5,393,115) - 89.8%                    6,303,340
        Other  assets  and liabilities, net - 10.2%                      717,682
        Net  Assets  -  100%                                          $7,021,022

See  notes  to  schedules  of  investments  and  notes  to financial statements.

Notes  to  Schedules  of  Investments



*  Non-income  producing.
*  Futures  collateralized  by  645,000  units  of  U.S.  Treasury  Bills.
  For the Money Market Portfolio, optional tender features give these securities a shorter effective maturity date.
Explanation  of  Guarantees:
     BPA:  Bond-Purchase  Agreement
     LOC:  Letter  of  Credit

Abbreviations:
     ADR:  American  Depository  Receipt
     FGIC:  Financial  Guaranty  Insurance  Company
     FHLB:  Federal  Home  Loan  Bank
     GO:  General  Obligation
     IDA:  Industrial  Development  Authority
     MFH:  Multi-Family  Housing
     VRDN:  Variable  Rate  Demand  Notes
     (CHF)  Security  is  valued  in  Swiss  Francs.
     (EUR)  Security  is  valued  in  European  Euros.
     (GBP)  Security  is  valued  in  Great  British  Pounds.
     (JPY)  Security  is  valued  in  Japanese  Yen.

See  notes  to  financial  statements.

statements  of  assets  and  liabilities
June  30,  2001


                                     Income &                         Small
                                      Growth           Growth     Capitalization
Assets                               Portfolio        Portfolio     Portfolio
Investments in securities, at value -
  see accompanying schedules       $81,730,922     $153,888,241     $68,253,601
Cash                                    25,464           23,883          38,248
Receivable  for  securities  sold      277,128          959,979       1,729,563
Interest  &  dividends  receivable      54,418           58,974            -
     Total  assets                  82,087,932      154,931,077      70,021,412


liabilities
Payable for securities purchased       384,192          316,739       3,049,802
Payable to Ameritas Investment Corp.    43,722          101,420          45,316
Payable to Calvert Administrative
  Services Company                       7,762           10,822           7,633
Accrued expenses and other
  liabilities                           24,680           42,290          29,662
      Total liabilities                460,356          471,271       3,132,413
           Net Assets              $81,627,576     $154,459,806     $66,888,999

net  assets  consist  of:
Paid-in capital applicable to
  5,510,989, 2,958,560, and
  2,087,407 shares of common
  stock outstanding for the Income
  and Growth, Growth, and Small
  Capitalization portfolios,
  respectively, $0.01 par value with
  1,000,000,000 shares authorized for
  each portfolio                   $81,205,513     $166,453,486     $91,758,977
Undistributed net investment
  income (loss)                        333,633          (39,586)       (115,172)
Accumulated net realized gain
  (loss) on investments                944,504       (9,883,565)    (23,657,409)
Net unrealized appreciation
  (depreciation) on investments       (856,074)      (2,070,529)     (1,097,397)

       Net  Assets                 $81,627,576     $154,459,806     $66,888,999

       Net Asset Value Per Share        $14.81           $52.21          $32.04


See  notes  to  financial  statements.

statements  of  assets  and  liabilities
June  30,  2001


                                        MidCap         Emerging
                                        Growth          Growth         Research
assets                                 Portfolio       Portfolio       Portfolio
Investments in securities, at value -
  see accompanying schedules        $111,717,904     $76,038,807     $25,472,138
Cash                                      79,266            -             21,606
Receivable for securities sold         4,563,136       1,177,579         257,801
Receivable  for  shares  sold               -            105,785            -
Interest  &  dividends  receivable         3,512          22,509          13,582
Other  assets                               -              3,658           1,872
     Total  assets                   116,363,818      77,348,338      25,766,999


liabilities
Payable for securities purchased       4,088,968         948,305          36,078
Payable  for  shares  redeemed              -            105,875            -
Payable to Ameritas Investment Corp.      73,845          23,541           6,382
Payable to Calvert Administrative
  Services Company                        10,194          29,485          12,996
Payable  to  Bank                           -             15,346            -
Accrued expenses and other liabilities    30,590          42,930          18,153
     Total  liabilities                4,203,597       1,165,482          73,609
         Net Assets                 $112,160,221     $76,182,856     $25,693,390


net  assets  consist  of:
Paid-in capital applicable to
  3,368,148, 3,446,936, and
  1,386,465 shares of common stock
  outstanding for the MidCap Growth,
  Emerging Growth, and Research
  portfolios, respectively, $0.01
  par value with 1,000,000,000
  shares authorized for each
  portfolio                         $101,656,450     $94,882,704     $29,129,442
Undistributed net investment
  income (loss)                         (273,976)        (41,133)          3,394
Accumulated net realized gain (loss)
  on investments and foreign currency
  transations                          1,248,328     (16,927,968)    (1,966,975)
Net unrealized appreciation
  (depreciation) on investments and
  foreign  currencies  and assets
  and liabilities denominated in
  foreign currencies                   9,529,419      (1,730,747)    (1,472,471)

       Net  Assets                  $112,160,221     $76,182,856     $25,693,390

       Net Asset Value Per Share          $33.30          $22.10          $18.53


See  notes  to  financial  statements.

statements  of  assets  and  liabilities
June  30,  2001


                                      Growth With        Index          Money
                                        Income            500           Market
assets                                 Portfolio       Portfolio       Portfolio
Investments in securities, at value -
  see accompanying schedules         $29,762,909    $170,075,492    $157,289,154
Cash                                      19,052            -            127,234
Receivable for securities sold           361,438         158,751            -
Interest  &  dividends  receivable        22,537         141,316         917,935
Other  assets                              2,235          18,800         132,535
     Total  assets                    30,168,171     170,394,359     158,466,858


liabilities
Payable for securities purchased         220,987       2,175,936            -
Payable to Ameritas Investment Corp.      11,916          30,241          30,036
Payable to Calvert Administrative
  Services Company                        11,586          17,383          10,771
Accrued expenses and other liabilities    18,271          50,230         185,613
   Total liabilities                     262,760       2,273,790         226,420
        Net Assets                   $29,905,411    $168,120,569    $158,240,438


net assets consist of:
Paid-in capital applicable to
  1,582,326, 1,215,181, and
  158,200,415 shares of common
  stock outstanding for the Growth
  With Income, Index 500, and Money
  Market portfolios, respectively,
  $0.01 par value with 1,000,000,000
  shares authorized for the Growth
  With Income, and Index 500 portfolios,
  and 2,000,000,000 for the Money Market
  portfolio                          $31,972,350    $189,075,624    $158,200,415
Undistributed net investment income      134,542       1,773,997          35,014
Accumulated net realized gain (loss)
  on investments and foreign currency
  transactions                        (2,465,800)       (298,701)          5,009
Net unrealized appreciation
  (depreciation) on investments
  and foreign currencies and assets
  and liabilities denominated in
  foreign currencies                     264,319     (22,430,351)           -

     Net Assets                      $29,905,411    $168,120,569    $158,240,438

     Net Asset Value Per Share            $18.90         $138.35           $1.00


See notes to financial statements.

statements  of  assets  and  liabilities
June  30,  2001


                                                                         Micro
                                                     Select               Cap
assets                                              Portfolio          Portfolio
Investments in securities, at value -
  see accompanying schedules                      $12,672,134         $6,303,340
Cash                                                  868,057            849,096
Receivable  for  securities  sold                        -                 9,137
Interest  &  dividends  receivable                     11,053              3,331
Other  assets                                            -                  -
     Total  assets                                 13,551,244          7,164,904


liabilities
Payable for securities purchased                       65,836            125,983
Payable  for  shares  redeemed                            180              2,835
Payable  to  Ameritas  Investment  Corp.                9,207              6,789
Payable to Calvert Administrative Services Company        918                625
Accrued  expenses  and  other  liabilities              7,860              7,650
     Total liabilities                                 84,001            143,882
        Net  Assets                               $13,467,243         $7,021,022


net  assets  consist  of:
Paid-in capital applicable to 739,476, and
  361,613 shares of common stock outstanding
  for the Select and Micro Cap portfolios,
  respectively, $0.01 par value with
  1,000,000,000 shares authorized for
  each  Portfolio                                 $12,360,577         $5,894,228
Undistributed net investment income (loss)              2,284           (14,313)
Accumulated net realized gain (loss) on
  investments and foreign currency transactions        50,769            230,882
Net unrealized appreciation (depreciation)
  on investments and foreign currencies and
  assets and liabilities denominated in
  foreign  currencies                               1,053,613            910,225

     Net  Assets                                  $13,467,243         $7,021,022

     Net  Asset  Value  Per  Share                     $18.21             $19.42

See  notes  to  financial  statements.

Statements  of  Operations
Six  Months  Ended  June  30,  2001

                                     Income &                         Small
                                      Growth        Growth        Capitalization
Net  Investment  Income              Portfolio     Portfolio         Portfolio
Investment  Income:
  Interest  income                    $138,404      $120,538          $207,621
  Dividend income (net of foreign
  taxes withheld of $3,454 and
  $4,156 for the Income & Growth
  and Growth portfolios,
  respectively)                        368,236       509,422            25,997
     Total  investment income          506,640       629,960           233,618

Expenses:
  Investment advisory fee              263,509       611,851           296,472
  Transfer agency fees and expenses      5,814         5,973             5,940
  Accounting fees                       12,258        20,746            10,776
  Administrative fees                   24,793        40,790            24,790
  Directors' fees and expenses           3,248         5,967             2,300
  Custodian fees                        10,273        16,674            24,470
  Reports to shareholders               12,198        23,841            11,325
  Professional fees                      5,485         7,808             5,057
  Miscellaneous expenses                    45            89                37
    Total expenses                     337,623       733,739           381,167
    Reimbursement from Advisor          (5,121)         (236)          (28,141)
      Fees paid indirectly              (3,643)       (7,440)           (4,236)
        Net  expenses                  328,859       726,063           348,790

        Net Investment Income (Loss)   177,781       (96,103)         (115,172)

Realized  and  Unrealized
Gain  (Loss)  on  Investments
Net realized gain (loss)            (3,019,714)   (9,484,334)      (18,283,260)
Change in unrealized appreciation
  or (depreciation) on investments  (7,864,543)    1,493,646           643,337

     Net Realized and Unrealized
     Gain (Loss) on Investments    (10,884,257)   (7,990,688)      (17,639,923)

  Increase (Decrease) in Net Assets
  Resulting From Operations       ($10,706,476)  ($8,086,791)     ($17,755,095)

See  notes  to  financial  statements.

Statements  of  Operations
Six  Months  Ended  June  30,  2001


                                        MidCap         Emerging
                                        Growth          Growth         Research
Net  Investment  Income                Portfolio       Portfolio       Portfolio
Investment  Income:
  Interest  income                      $216,347        $156,156         $20,623
  Dividend income (net of foreign
  taxes withheld of $582, $3,064 and
  $1,768 for the Mid Cap Growth,
  Emerging Growth and Research
  Portfolios, respectively)               45,836         211,763         112,340
     Total  investment income            262,183         367,919         132,963

Expenses:
  Investment advisory fee                456,306         322,936         101,226
  Transfer agency fees and expenses        6,073           5,782           5,775
  Accounting fees                         15,834          14,883          10,165
  Administrative fees                     28,519          24,795          24,772
  Directors' fees and expenses             4,722           3,307           1,023
  Custodian fees                          17,225          97,964          35,480
  Reports to shareholders                 15,667          13,846           4,006
  Professional fees                        6,341           5,534           3,806
  Miscellaneous expenses                      62              44              14
     Total expenses                      550,749         489,091         186,267
     Reimbursement from Advisor           (8,473)        (73,612)       (46,714)
     Fees  paid  indirectly               (6,117)         (6,427)        (9,984)
       Net  expenses                     536,159         409,052         129,569

       Net Investment Income (Loss)     (273,976)        (41,133)          3,394

Realized  and  Unrealized  Gain  (Loss)
Net  realized  gain  (loss)  on:
  Investments                         (1,739,335)    (18,871,030)    (2,597,653)
  Foreign  currency  transactions           -            (19,344)          (451)
                                      (1,739,335)    (18,890,374)    (2,616,264)

Change in unrealized appreciation
  or (depreciation) on:
    Investments and foreign
    currencies                        (2,883,765)     (9,593,559)    (1,321,776)
    Assets and liabilities
    denominated in foreign
    currencies                              -                304           1,153
                                      (2,883,765)     (9,593,255)    (1,320,623)

      Net Realized and Unrealized
      Gain (Loss)                     (4,623,100)    (28,483,629)    (3,936,887)

     Increase (Decrease) in Net Assets
     Resulting From Operations       ($4,897,076)   ($28,524,762)    (3,933,493)

See  notes  to  financial  statements.

Statements  of  Operations
Six Months Ended June 30, 2001

                                      Growth With        Index           Money
                                        Income            500            Market
Net Investment Income                  Portfolio       Portfolio       Portfolio
Investment  Income:
  Interest  income                      $35,650         $96,747       $4,652,174
  Dividend income (net of foreign
    taxes withheld of $4,837 and
    $5,412 for the Growth With Income
    and Index 500 Portfolios,
    respectively)                       186,209        1,010,302            -
    Total investment income             221,859        1,107,049       4,652,174

Expenses:
  Investment advisory fee               115,355          203,316         174,569
  Transfer agency fees and expenses       5,850            5,864           5,858
  Administrative fees                    24,773           42,358          43,642
  Directors' fees and expenses            1,126            6,158           6,140
  Custodian fees                         37,271           59,703          22,872
  Accounting fees                        10,659           20,889          17,150
  Reports to shareholders                 4,671           25,085          24,536
  Professional fees                       3,927            7,992           8,257
  Miscellaneous expenses                     17               92              88
     Total expenses                     203,649          371,457         303,112
     Reimbursement from Advisor         (50,568)         (41,698)           -
     Fees paid indirectly                (2,350)          (7,842)       (17,916)
          Net expenses                  150,731          321,917         285,196

          Net Investment Income          71,128          785,132       4,366,978

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
  Investments                        (2,009,686)      (1,154,715)          5,606
  Foreign currency transactions            (833)            -               -
  Futures                                  -            (374,965)           -
                                     (2,010,519)      (1,529,680)          5,606


Change in unrealized appreciation
  or (depreciation) on:
    Investments and foreign
    currencies                       (1,502,480)     (11,963,006)           -
    Assets and liabilities
    denominated in foreign currencies      (923)            -               -
    Futures                                -              35,916            -
                                     (1,503,403)     (11,927,090)           -


       Net Realized and Unrealized
       Gain (Loss)                   (3,513,922)     (13,456,770)          5,606

         Increase (Decrease) in
         Net Assets Resulting From
         Operations                 ($3,442,794)    ($12,671,638)     $4,372,584


See  notes  to  financial  statements.

Statements  of  Operations
From  Inception  January  2,  2001
Through  June  30,  2001

                                                                         Micro
                                                   Select                 Cap
Net  Investment  Income                           Portfolio            Portfolio
Investment Income:
  Dividend income                                  $41,565              $16,740

Expenses:
  Investment advisory fee                           29,348               24,073
  Transfer agency fees and expenses                  2,871                1,999
  Administrative fees                               25,000               25,000
  Directors' fees and expenses                         788                  643
  Custodian fees                                     5,027               13,634
  Reports to shareholders                            2,810                2,630
  Professional fees                                  3,027                3,018
  Miscellaneous expenses                                13                  108
    Total expenses                                  68,884               71,105
    Reimbursement from Advisor                     (23,405)             (27,190)
    Fees paid indirectly                            (6,198)             (12,862)
      Net expenses                                  39,281               31,053
      Net Investment Income (Loss)                   2,284              (14,313)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
  Investments                                       50,769              230,882

Change in unrealized appreciation or
  (depreciation) on:
    Investments and foreign currencies           1,053,613              910,225


        Net Realized and Unrealized
        Gain (Loss)                              1,104,382            1,141,107

        Increase (Decrease) in Net Assets
        Resulting From Operations               $1,106,666           $1,126,794

See  notes  to  financial  statements.

Income  &  Growth  Portfolio
Statements  of  Changes  in  Net  Assets


                                             Six Months Ended        Year Ended
                                                 June 30,           December 31,
Increase (Decrease) in Net Assets                  2001                 2000
Operations:
  Net investment income (loss)                   $177,781             $311,352
  Net realized gain (loss) on investments      (3,019,714)           7,753,609
  Change in unrealized appreciation
  (depreciation)                               (7,864,543)          (8,441,858)

     Increase (Decrease) in Net Assets
     Resulting From Operations                (10,706,476)            (376,897)

Distributions to shareholders from:
  Net investment income                              -                (155,500)
  Net realized gain on investments                   -              (4,368,077)
     Total distributions                             -              (4,523,577)

Capital share transactions:
  Shares  sold                                 13,659,209           37,093,109
  Reinvestment of distributions                      -               4,523,576
  Shares  redeemed                            (18,613,544)         (19,812,545)
     Total capital share transactions          (4,954,335)          21,804,140

Total Increase (Decrease) in Net Assets       (15,660,811)          16,903,666

Net  Assets
Beginning  of  period                          97,288,387           80,384,721
End of period (including undistributed
  net investment income of $333,633 and
  $155,852 respectively)                      $81,627,576          $97,288,387

Capital  Share  Activity
Shares  sold                                      875,309            2,021,002
Reinvestment  of  distributions                      -                 268,143
Shares  redeemed                               (1,203,351)          (1,083,155)
     Total  capital  share  activity             (328,042)           1,205,990

See  notes  to  financial  statements.

Growth  Portfolio
Statements  of  Changes  in  Net  Assets


                                              Six Months Ended      Year Ended
                                                  June 30,          December 31,
Increase (Decrease) in Net Assets                   2001                2000
Operations:
  Net  investment  income  (loss)                 ($96,103)           $110,894
  Net  realized  gain  (loss)                   (9,484,334)           (170,883)
  Change in unrealized appreciation
  (depreciation)                                 1,493,646         (30,907,977)

     Increase (Decrease) in Net Assets
     Resulting From Operations                  (8,086,791)        (30,967,966)

Distributions to shareholders from:
     Net investment income                            -                (69,142)

Capital  share  transactions:
     Shares  sold                               25,339,025           81,160,179
     Reinvestment  of  distributions                  -                  69,142
     Shares redeemed                           (35,485,995)         (75,451,518)
        Total capital share transactions       (10,146,970)           5,777,803

Total Increase (Decrease) in Net Assets        (18,233,761)         (25,259,305)

Net  Assets
Beginning of period                            172,693,567          197,952,872
End of period (including undistributed
 n net investment income (loss)
     of ($39,586) and $56,517, respectively)   154,459,806         $172,693,567

Capital Share Activity
Shares sold                                        468,013            1,252,195
Reinvestment of distributions                         -                   1,239
Shares  redeemed                                  (657,402)          (1,158,973)
     Total  capital  share  activity              (189,389)              94,461

See  notes  to  financial  statements.

Small  Capitalization  Portfolio
Statements  of  Changes  in  Net  Assets


                                              Six Months Ended       Year Ended
                                                  June 30,          December 31,
Increase (Decrease) in Net Assets                  2001                 2000
Operations:
  Net investment income (loss)                   ($115,172)           ($391,598)
  Net realized gain (loss) on investments      (18,283,260)          (4,978,828)
  Change in unrealized
  appreciation (depreciation)                     643,337           (28,690,256)

     Increase (Decrease) in Net Assets
     Resulting From Operations                (17,755,095)          (34,060,682)

Distributions to shareholders from:
  Net realized gain on investments                   -                 (585,187)

Capital  share  transactions:
  Shares  sold                                 66,717,199           236,569,483
  Reinvestment of distributions                      -                  585,187
  Shares  redeemed                            (72,090,536)         (238,068,090)
     Total capital share transactions          (5,373,337)             (913,420)

Total Increase (Decrease) in Net Assets       (23,128,432)          (35,559,289)

Net  Assets
Beginning  of  period                          90,017,431           125,576,720
End of period (including undistributed net
  investment income (loss) of ($115,172)
  and $0, respectively)                       $66,888,999           $90,017,431


Capital  Share  Activity
Shares  sold                                    1,999,321             4,289,573
Reinvestment  of  distributions                      -                   14,067
Shares  redeemed                               (2,139,067)           (4,302,269)
     Total  capital  share  activity             (139,746)                1,371

See  notes  to  financial  statements.

Midcap  Growth  Portfolio
Statements  of  Changes  in  Net  Assets


                                              Six Months Ended       Year Ended
                                                  June 30,          December 31,
Increase (Decrease) in Net Assets                   2001                2000
Operations:
  Net investment income (loss)                  ($273,976)             ($98,618)
  Net realized gain (loss) on investments      (1,739,335)            6,147,214
  Change in unrealized appreciation
  or (depreciation)                            (2,883,765)              653,524

     Increase (Decrease) in Net Assets
     Resulting From Operations                 (4,897,076)            6,702,120

Distributions to shareholders from:
     Net realized gains                              -               (3,364,347)

Capital  share  transactions:
     Shares  sold                              75,623,422           185,932,120
     Reinvestment of distributions                   -                3,364,347
     Shares  redeemed                         (85,264,464)         (141,579,214)
        Total capital share transactions       (9,641,042)           47,717,253

Total Increase (Decrease) in Net Assets       (14,538,118)           51,055,026

Net  Assets
Beginning  of  period                         126,698,339            75,643,313
End of period (including undistributed net
  investment income (loss) of ($273,976)
  and $0, respectively)                      $112,160,221          $126,698,339


Capital  Share  Activity
Shares  sold                                    2,273,076             5,023,697
Reinvestment  of  distributions                      -                   95,850
Shares  redeemed                               (2,570,590)           (3,855,066)
     Total capital share activity                (297,514)            1,264,481

See  notes  to  financial  statements.

Emerging  growth  Portfolio
Statements  of  Changes  in  Net  Assets


                                             Six Months Ended       Year Ended
                                                  June 30,          December 31,
Increase (Decrease) in Net Assets                   2001                2000
Operations:
  Net investment income (loss)                   ($41,133)            ($347,250)
  Net realized gain (loss)                    (18,890,374)            4,646,379
  Change in unrealized appreciation
  (depreciation)                               (9,593,255)          (32,205,889)

     Increase (Decrease) in Net Assets
     Resulting From Operations                (28,524,762)          (27,906,760)

Distributions  to  shareholders  from:
  Net  realized  gains                               -               (2,603,703)

Capital  share  transactions:
  Shares  sold                                  9,755,473            52,621,924
  Reinvestment  of  distributions                    -                2,603,703
  Shares  redeemed                            (18,611,169)          (39,192,127)
     Total capital share transactions          (8,855,696)           16,033,500

Total Increase (Decrease) in Net Assets       (37,380,458)          (14,476,963)

Net  Assets
Beginning  of  period                         113,563,314           128,040,277
End of period (including undistributed net
  investment income (loss) of ($41,133) and
  $0 respectively.)                           $76,182,856          $113,563,314


Capital  Share  Activity
Shares  sold                                      410,102             1,413,311
Reinvestment  of  distributions                      -                   86,215
Shares  redeemed                                 (780,626)           (1,063,727)
     Total capital share activity                (370,524)              435,799

See  notes  to  financial  statements.

Research  Portfolio
Statements  of  Changes  in  Net  Assets


                                             Six Months Ended        Year Ended
                                                  June 30,          December 31,
Increase (Decrease) in Net Assets                  2001                 2000
Operations:
  Net  investment  income  (loss)                   3,394              ($25,794)
  Net realized gain (loss) on investments      (2,616,264)            1,316,116
  Change in unrealized appreciation
  (depreciation)                               (1,320,623)           (3,236,437)

     Increase (Decrease) in Net Assets
     Resulting From Operations                 (3,933,493)           (1,946,115)

Distributions  to  shareholders  from:
  Net realized gain                                  -                 (701,003)

Capital  share  transactions:
  Shares  sold                                  5,032,066            12,931,331
  Reinvestment  of  distributions                    -                  701,003
  Shares  redeemed                             (5,382,775)           (6,936,502)
     Total capital share transactions            (350,709)            6,695,832

Total Increase (Decrease) in Net Assets        (4,284,202)            4,048,714

Net  Assets
Beginning  of  period                          29,977,592            25,928,878
End of period (including undistributed net
  investment income of $3,394 and $0,
  respectively)                               $25,693,390           $29,977,592


Capital  Share  Activity
Shares  sold                                      256,823               544,149
Reinvestment  of  distributions                      -                   32,544
Shares  redeemed                                 (281,161)             (293,549)
  Total  capital  share  activity                 (24,338)              283,144

See  notes  to  financial  statements.

Growth  with  income  Portfolio
Statements  of  Changes  in  Net  Assets


                                              Six Months Ended      Year Ended
                                                  June 30,          December 31,
Increase (Decrease) in Net Assets                   2001               2000
Operations:
  Net investment income (loss)                     $71,128             $130,049
  Net realized gain (loss) on investments       (2,010,519)            (412,552)
  Change in unrealized appreciation
  (depreciation)                                (1,503,403)             241,984

     Increase (Decrease) in Net Assets
     Resulting From Operations                  (3,442,794)             (40,519)

Distributions  to  shareholders  from:
  Net  investment  income                             -                 (65,938)
  Net  realized  gain                                 -                 (48,214)
     Total  distributions                             -                (114,152)

Capital  share  transactions:
  Shares  sold                                   4,276,466            9,141,953
  Reinvestment  of  distributions                     -                 114,152
  Shares  redeemed                              (3,668,313)         (11,103,493)
     Total capital share transactions              608,153           (1,847,388)

        Total Increase (Decrease) in
        Net  Assets                            (2,834,641)           (2,002,059)

Net  Assets
Beginning  of  period                          32,740,052            34,742,111
End of period (including undistributed
  net investment income of $134,542 and
  $63,414, respectively)                      $29,905,411           $32,740,052

Capital  Share  Activity
Shares  sold                                      218,321               429,884
Reinvestment  of  distributions                      -                    5,382
Shares  redeemed                                 (188,756)             (523,567)
  Total capital share activity                     29,565               (88,301)

See  notes  to  financial  statements.

Index  500  Portfolio
Statements  of  Changes  in  Net  Assets


                                              Six Months Ended       Year Ended
                                                  June 30,          December 31,
Increase (Decrease) in Net Assets                   2001                2000
Operations:
  Net  investment  income  (loss)                 $785,132           $1,980,926
  Net realized gain (loss) on investments       (1,529,680)           2,810,344
  Change in unrealized appreciation
  (depreciation)                               (11,927,090)         (24,904,505)

     Increase (Decrease) in Net Assets
     Resulting From Operations                 (12,671,638)         (20,113,235)

Distributions  to  shareholders  from:
  Net  investment  income                             -              (1,072,650)
  Net  realized  gain                                 -              (2,210,832)
  Total  distributions                                -              (3,283,482)

Capital  share  transactions:
  Shares  sold                                  30,495,798           74,737,745
  Reinvestment  of  distributions                     -               3,283,482
  Shares  redeemed                             (32,484,706)         (78,715,274)
     Total capital share transactions           (1,988,908)            (694,047)

Total Increase (Decrease) in Net Assets        (14,660,546)         (24,090,764)

Net  Assets
Beginning  of  period                          182,781,115          206,871,879
End of period (including undistributed net
  investment income of $1,773,997 and
  $988,865, respectively)                     $168,120,569         $182,781,115

Capital  Share  Activity
Shares  sold                                       215,099              454,195
Reinvestment  of  distributions                       -                  21,852
Shares  redeemed                                  (229,447)            (483,053)
     Total  capital  share  activity               (14,348)              (7,006)

See  notes  to  financial  statements.

Money  Market  Portfolio
Statements  of  Changes  in  Net  Assets



                                              Six Months Ended       Year Ended
                                                  June 30,          December 31,
Increase (Decrease) in Net Assets                   2001               2000
Operations:
  Net investment income                         $4,366,978          $10,073,077
  Net realized gain (loss)                           5,606                 (597)

     Increase (Decrease) in Net Assets
     Resulting From Operations                   4,372,584           10,072,480

Distributions  to  shareholders  from:
  Net  investment  income                       (4,334,874)         (10,071,981)

Capital  share  transactions:
  Shares  sold                                 900,103,706        1,892,131,786
  Reinvestment  of  distributions                4,372,761           10,031,358
  Shares  redeemed                            (885,593,661)      (1,962,781,669)
     Total capital share transactions           18,882,806          (60,618,525)

Total Increase (Decrease) in Net Assets         18,920,516          (60,618,026)

Net  Assets
Beginning  of  period                          139,319,922          199,937,948
End of period (including undistributed net
  investment income of $35,014 and $2,910,
  respectively)                               $158,240,438         $139,319,922

Capital  Share  Activity
Shares  sold                                   900,103,706        1,892,131,786
Reinvestment  of  distributions                  4,372,761           10,031,358
Shares  redeemed                              (885,593,661)      (1,962,781,669)
  Total capital share activity                  18,882,806          (60,618,525)

See  notes  to  financial  statements.

Select  Portfolio
Statement  of  Changes  in  Net  Assets


                                                                 From Inception
                                                                 January 2, 2001
                                                                     Through
                                                                     June 30,
Increase (Decrease) in Net Assets                                      2001
Operations:
     Net  investment  income  (loss)                                   $2,284
     Net  realized  gain  (loss)  on  investments                      50,769
     Change  in  unrealized  appreciation (depreciation)            1,053,613

          Increase  (Decrease)  in  Net  Assets
          Resulting  From  Operations                               1,106,666

Capital  share  transactions:
     Shares  sold                                                  12,689,337
     Shares  redeemed                                               (328,760)
          Total  capital  share  transactions                      12,360,577

Total  Increase  (Decrease)  in  Net  Assets                       13,467,243

Net  Assets
Beginning  of  period                                                    -
End of period (including undistributed net investment income
     of $2,284)                                                   $13,467,243

Capital  Share  Activity
Shares  sold                                                          759,079
Shares  redeemed                                                      (19,603)
     Total  capital  share  activity                                  739,476

See  notes  to  financial  statements.

Micro  Cap  Portfolio
Statement  of  Changes  in  Net  Assets


                                                                 From Inception
                                                                 January 2, 2001
                                                                     Through
                                                                     June 30,
Increase (Decrease) in Net Assets                                      2001
Operations:
     Net  investment  income  (loss)                                 ($14,313)
     Net  realized  gain  (loss)  on  investments                     230,882
     Change  in  unrealized  appreciation  (depreciation)             910,225

          Increase  (Decrease)  in  Net  Assets
          Resulting  From  Operations                               1,126,794

Capital  share  transactions:
     Shares  sold                                                   7,446,486
     Shares  redeemed                                              (1,552,258)
          Total  capital  share  transactions                       5,894,228

Total  Increase  (Decrease)  in  Net  Assets                        7,021,022

Net  Assets
Beginning  of  period                                                    -
End of period (including undistributed net investment income
     (loss) of ($14,313))                                          $7,021,022

Capital  Share  Activity
Shares  sold                                                          446,798
Shares  redeemed                                                      (85,185)
     Total  capital  share  activity                                  361,613

See  notes  to  financial  statements.

Notes  to  Financial  Statements

NOTE  A  --  SIGNIFICANT  ACCOUNTING  POLICIES

General: The Ameritas Portfolios (the "Portfolios"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund"), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Income & Growth, Growth, Small Capitalization, MidCap Growth and Emerging Growth Portfolios are registered as diversified portfolios. The Research, Growth With Income, Index 500, Money Market, Select and Micro Cap Portfolios are registered as non-diversified portfolios. The Select and Micro Cap Portfolios began operations on January 2, 2001. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. All securities held by Money Market are valued at amortized cost, which approximates market. Restricted securities and other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its value and possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Portfolios maintain securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

Foreign Currency Transactions: The Portfolios' accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U. S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolios on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolios' capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolios have an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on each Portfolios' cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intend to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.

NOTE  B  -  RELATED  PARTY  TRANSACTIONS

Ameritas Investment Corp. ("AIC") (the "Advisor") is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. ("ALIC"), a stock life insurance company. ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Mutual Insurance Holding Company. Pursuant to a merger effective January 1, 1999, Ameritas Mutual Insurance Holding Company merged with Acacia Mutual Holding Corporation to form Ameritas Acacia Mutual Holding Company (collectively, "AmeritasAcacia"). Both AIC and Calvert Group, Ltd. ("Calvert"), are indirectly owned subsidiaries of this new entity.

The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Portfolios. For its services, the Advisor receives monthly fees based on the following annual rates of each Portfolios' average daily net assets:

Income  &  Growth                           .625%
Growth                                      .75%
Small  Capitalization                       .85%
MidCap  Growth                              .80%
Emerging  Growth                            .75%
Research                                    .75%
Growth  With  Income                        .75%
Index  500                                  .24%
Money  Market                               .20%
Select                                      .92%
Micro  Cap                                 1.12%

The Portfolios' (not including Select and Micro Cap) aggregate expenses were limited for a period of one year following November 1, 1999 (October 29, 1999 for Money Market) as reflected in the table below. For a period of one year following November 1, 2000, the Advisor has agreed to limit annual portfolio operating expenses to the expense ratios reflected in the table below.

                              Inception - 10/31/00              11/1/00-10/31/01
Income  &  Growth                     .68%                           .78%
Growth                                .79%                           .89%
Small  Capitalization                 .90%                          1.00%
MidCap  Growth                        .84%                           .94%
Emerging  Growth                      .85%                           .95%
Research                              .86%                           .96%
Growth  With  Income                  .88%                           .98%
Index  500                            .28%                           .38%
Money  Market                         .26%                           .36%

The Advisor has voluntarily agreed to limit annual operating expenses to 1.50% for the Select and Micro Cap portfolios.

As a result of the expense guarantee, the Advisor contractually reimbursed Income & Growth, Growth, Small Capitalization, MidCap Growth, Emerging Growth, Research, Growth With Income, and Index 500 expenses of $5,121, $236, $28,141, $8,473, $73,612, $46,714, $50,568, and $41,698, for the six months ended June
30,  2001.

The Advisor may recapture fees waived and/or reimbursed following the expiration of the initial fee cap period on October 31, 2000. Expense reimbursement eligible for recapture is as follows for Income & Growth, Growth, Small Capitalization, MidCap Growth, Emerging Growth, Research, Growth With Income, Index 500 and Money Market of, $77,458, $158,310, $102,881, $93,307, $135,285,
$122,691,  $107,676, $239,344, and $94,211, respectively. Such recapture is only permitted, after taking into account the fee recapture, to the extent that the expense ratio of the relevant Portfolios does not exceed the prior expense ratio. In addition, such recapture is only available until the second anniversary of the end of the initial fee cap period. As of June 30, 2001, the Advisor has not recaptured any fees waived and/or reimbursed.

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolios. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets, or a minimum of $50,000 per Portfolio. For the period ended June 30, 2001, CASC waived the minimum fee for Select and Micro Cap.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert and Acacia Mutual, acts as shareholder servicing agent for the Portfolios. National Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor received a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE  C  -  INVESTMENT  ACTIVITY
During the period, purchases and sales of investments, other than short-term securities, were:
              INCOME &                     SMALL         MIDCAP       EMERGING
               GROWTH        GROWTH    CAPITALIZATION    GROWTH        GROWTH
Purchases:  $31,730,238   $63,604,188   $56,797,295   $78,452,533   $147,689,247
Sales:       35,370,178    72,390,169    57,700,837    74,460,698    147,710,648


                             GROWTH        INDEX                        MICRO
               RESEARCH    WITH INCOME      500          SELECT          CAP
Purchases:   $12,811,832   $13,109,222   $6,805,269   $12,082,294     $6,757,356
Sales:        12,821,386    12,048,128   11,389,495       514,542      1,595,123

Money  Market  held  only  short-term  investments.

At June 30, 2001, the investment cost, gross unrealized appreciation and (depreciation) on investments and net realized capital loss carryforwards with expiration dates for federal income tax purposes were as follows:
                                               NET         CAPITAL
           UNREALIZED      UNREALIZED      APPRECIATION/     LOSS     EXPIRATION
          APPRECIATION   (DEPRECIATION)   (DEPRECIATION)   CARRYFORWARD    DATES
Income &
  Growth   $6,081,431    ($6,937,505)     ($856,074)          -             -
Growth     12,903,787    (14,974,316)    (2,070,529)          -             -
Small
  Capital-
ization     6,107,150     (7,204,547)    (1,097,397)    $5,185,872          2008
MidCap
  Growth   15,639,458     (6,110,039)     9,529,419           -             -
Emerging
  Growth    3,942,789     (5,674,234)   ($1,731,445)          -             -
Research    1,295,812     (2,768,126)    (1,472,314)          -             -
Growth
  With
  Income    2,354,252     (2,088,425)       265,827         61,291          2008
Index 500  14,435,021    (36,701,020)   (22,265,999)          -             -
Money
  Market         -              -              -               597          2008
Select      1,187,382       (133,769)     1,053,613           -             -
Micro Cap     953,091        (42,866)       910,225           -             -

Capital losses may be utilized to offset current and future capital gains until expiration.
The Portfolios may engage in interportfolio purchase and sales transactions with other Portfolios. For the Money Market Portfolio, these transactions are primarily used for cash management needs. For the period ended June 30, 2001 the Portfolios executed interportfolio transactions, which resulted in net realized losses of ($95,440) for the Emerging Growth Portfolio and net realized gains of $14,002 for the Research Portfolio. The purchases and sales transactions, executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940 were:
                                               EMERGING
                                                GROWTH              RESEARCH
Purchases                                      $472,615              $7,282
Sales                                           346,657             178,140

NOTE  D  -  LINE  OF  CREDIT
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. For the six months ended June 30, 2001, borrowings by the Portfolios under the Agreement were as follows:

                                            WEIGHTED                    MONTH OF
                               AVERAGE      AVERAGE        MAXIMUM      MAXIMUM
                                DAILY       INTEREST        AMOUNT        AMOUNT
PORTFOLIO                      BALANCE        RATE         BORROWED     BORROWED
Income  &  Growth              $3,350        4.25%        $606,362     June 2001
Growth                         15,035        4.82%       1,190,617     June 2001
Small  Capitalization          3,128         6.02%         361,500    March 2001
MidCap  Growth                19,638         6.23%       1,430,029    March 2001
Emerging  Growth             117,600         5.17%         808,502     June 2001
Research                      33,208         5.90%       1,994,642    March 2001
Growth  With  Income          24,310         5.59%         677,350    March 2001
Money  Market                137,706         5.35%      10,903,603      May 2001
Select                             0          N/A                0           N/A
Micro  Cap                         0          N/A                0           N/A

Financial  Highlights



                                               Periods Ended
                                June 30,        December 31,        December 31,
Income & Growth Portfolio         2001             2000                1999*
Net asset value, beginning     $16.66          $17.35              $13.83
Income from investment
  operations
    Net investment income         .03             .05                 -
    Net realized and
    unrealized gain (loss)      (1.88)            .07                4.03
      Total from investment
      operations                (1.85)            .12                4.03
Distributions from
  Net investment income           -              (.03)                -
  Net realized gains              -              (.78)               (.51)
    Total distributions           -              (.81)               (.51)
Total increase (decrease)
  in net asset value            (1.85)           (.69)               3.52
Net asset value, ending        $14.81          $16.66              $17.35

Total  return                  (11.10%)          0.65%              29.14%
Ratios to average net assets:
  Net investment income           .42%  (a)       .34%               (.09%)  (a)
  Total expenses                  .80%  (a)       .77%                .79%  (a)
  Expenses before offsets         .79%  (a)       .71%                .68%  (a)
  Net expenses                    .78%  (a)       .70%                .68%  (a)
Portfolio turnover                 39%            164%                 18%
Net assets,
  ending (in thousands)      $81,628            $97,288              $80,385





                                               Periods Ended
                             June 30,           December 31,        December 31,
Growth  Portfolio              2001                2000                1999*
Net asset value,
  beginning                 $54.86             $64.83              $56.04
Income from investment
  operations
    Net investment income    (0.03)               .04                 .01
    Net realized and
    unrealized gain (loss)   (2.62)             (9.99)               8.79
      Total from investment
      operations             (2.65)             (9.95)               8.80
Distributions from
  Net investment income        -                 (.02)               (.01)
Total increase (decrease)
  in net asset value         (2.65)             (9.97)               8.79
Net asset value, ending     $52.21             $54.86              $64.83

Total  return                (4.83%)           (15.35%)            15.70%
Ratios to average net assets:
  Net investment income       (.12%)  (a)         .05%               .12%  (a)
  Total expenses               .90%   (a)         .87%               .90%  (a)
  Expenses before offsets      .90%   (a)         .82%               .79%  (a)
  Net expenses                 .89%   (a)         .80%               .79%  (a)
Portfolio turnover              40%                99%                18%
Net assets, ending
  (in thousands)            $154,460          $172,694            $197,953

Financial  Highlights



                                               Periods  Ended
                                June 30,        December 31,        December 31,
Small Capitalization             2001              2000                1999*
Portfolio
Net asset value, beginning     $40.42           $56.42              $44.05
Income from investment
   operations
  Net investment income
   (loss)                        (.06)            (.18)              (0.05)
  Net realized and
   unrealized gain (loss)       (8.32)          (15.55)              12.86
     Total from investment
      operations                (8.38)          (15.73)              12.81
Distributions from
  Net realized gains              -               (.27)              (0.44)
Total increase (decrease)
  in net asset value            (8.38)          (16.00)              12.37
Net asset value, ending        $32.04           $40.42              $56.42

Total  return                  (20.73%)         (27.90%)             29.10%
Ratios to average net assets:
  Net investment
   income (loss)                 (.33%) (a)       (.33%)             (.54%)  (a)
  Total expenses                 1.09%  (a)       1.00%               1.00%  (a)
  Expenses before offsets        1.01%  (a)        .93%                .90%  (a)
  Net expenses                   1.00%  (a)        .91%                .90%  (a)
Portfolio turnover                 88%              217%                21%
Net assets, ending
  (in thousands)               $66,889           $90,017             $125,577





                                               Periods Ended
                                June 30,        December 31,        December 31,
MidCap Growth Portfolio          2001              2000                1999*
Net asset value, beginning     $34.56           $31.50              $26.40
Income from investment
   operations
  Net investment income
   (loss)                        (.08)            (.03)                -
  Net realized and
   unrealized gain (loss)       (1.18)            4.00                5.82
  Total from investment
   operations                   (1.26)            3.97                5.82
Distributions from
   Net realized gains             -               (.91)              (0.72)
Total increase (decrease)
  in net asset value            (1.26)            3.06                5.10
Net asset value, ending        $33.30           $34.56              $31.50

Total  return                   (3.65%)          12.56%              22.09%
Ratios to average net assets:
  Net investment income
   (loss)                        (.48%) (a)       (.09%)             (.06%)  (a)
  Total expenses                  .97%  (a)        .94%                .97%  (a)
  Expenses before  offsets        .95%  (a)        .87%                .84%  (a)
  Net expenses                    .94%  (a)        .86%                .84%  (a)
Portfolio turnover                 69%             118%                 21%
Net assets, ending
  (in thousands)                 $112,160        $126,698             $75,643

Financial  Highlights


                                               Periods Ended
                                June 30,        December 31,        December 31,
Emerging Growth Portfolio        2001              2000                1999*
Net asset value, beginning     $29.75          $37.86               $25.82
Income from investment
   operations
  Net investment income
   (loss)                        (.01)           (.09)                (.02)
  Net realized and unrealized
   gain (loss)                  (7.64)          (7.32)               12.06
     Total from investment
      operations                (7.65)          (7.41)               12.04
Distributions  from
  Net realized gains              -              (.70)                 -
Total increase (decrease) in
  net asset value               (7.65)          (8.11)               12.04
Net asset value, ending        $22.10          $29.75               $37.86

Total  return                  (25.71%)       (19.61%)               46.63%
Ratios to average net assets:
  Net investment income
   (loss)                        (.10%)  (a)    (.26%)               (.45%)  (a)
  Total expenses                 1.14%   (a)     .97%                 .98%   (a)
  Expenses before offsets         .96%   (a)     .89%                 .86%   (a)
  Net expenses                    .95%   (a)     .86%                 .85%   (a)
Portfolio turnover                178%           213%                  18%
Net assets, ending
  (in thousands)                $76,183        $113,563             $128,040






                                               Periods Ended
                                June 30,        December 31,        December 31,
Research Portfolio               2001              2000                1999*
Net asset value, beginning      $21.25         $22.99              $20.24
Income from investment
   operations
  Net investment income
   (loss)                          -             (.02)                -
  Net realized and unrealized
   gain (loss)                   (2.72)         (1.21)               3.01
     Total from investment
      operations                 (2.72)         (1.23)               3.01
Distributions from
  Net realized gains               -            (0.51)              (0.26)
Total increase (decrease)
  in net asset value             (2.72)         (1.74)               2.75
Net asset value, ending         $18.53         $21.25              $22.99

Total  return                   (12.80%)        (5.39%)             14.90%
Ratios to average net assets:
  Net investment income
   (loss)                          .03%  (a)     (.09%)              (.04%)  (a)
  Total  expenses                 1.38%  (a)     1.32%               1.42%   (a)
  Expenses before offsets         1.03%  (a)      .90%                .89%   (a)
  Net  expenses                    .96%  (a)      .88%                .86%   (a)
Portfolio  turnover                 48%            90%                 16%
Net assets, ending
  (in  thousands)                 $25,693       $29,978              $25,929

Financial  Highlights


                                               Periods Ended
                                June 30,        December 31,        December 31,
Growth With Income               2001              2000                1999*
Portfolio
Net asset value, beginning      $21.09          $21.17              $20.24
Income from investment
   operations
  Net investment income            .04             .09                 .02
  Net realized and
   unrealized gain (loss)        (2.23)           (.10)                .92
     Total from investment
      operations                 (2.19)           (.01)                .94
Distributions  from
  Net investment income            -              (.04)               (.01)
  Net realized gain                -              (.03)                -
     Total distributions           -              (.07)               (.01)
Total increase (decrease)
  in net asset value             (2.19)           (.08)                .93
Net asset value, ending         $18.90          $21.09              $21.17

Total  return                  (10.38%)          (.03%)               4.65%
Ratios to average net assets:
  Net investment income           .46%  (a)       .39%                 .44%  (a)
  Total  expenses                1.32%  (a)      1.23%                1.26%  (a)
  Expenses before offsets        1.00%  (a)       .94%                 .88%  (a)
  Net  expenses                   .98%  (a)       .90%                 .88%  (a)
Portfolio  turnover                15%             76%                  16%
Net assets, ending
  (in thousands)                $29,905          $32,740              $34,742







                                               Periods Ended
                                June 30,        December 31,        December 31,
Index 500 Portfolio              2001              2000                1999*
Net asset value, beginning      $148.66         $167.30             $155.01
Income from investment
   operations
  Net investment income            .66             1.63                 .31
  Net realized and
   unrealized gain (loss)       (10.97)          (17.55)              12.23
     Total from investment
      operations                (10.31)          (15.92)              12.54
Distributions  from
  Net investment income            -               (.89)               (.25)
  Net realized gain                -              (1.83)                -
     Total distributions           -              (2.72)               (.25)
Total increase (decrease) in
  net asset value               (10.31)          (18.64)              12.29
Net asset value, ending        $138.35          $148.66             $167.30

Total  return                   (6.94%)           (9.54%)             8.09%
Ratios to average net assets:
  Net investment income           .93%  (a)         .99%              1.16%  (a)
  Total expenses                  .44%  (a)         .40%               .40%  (a)
  Expenses before offsets         .39%  (a)         .31%               .29%  (a)
  Net expenses                    .38%  (a)         .30%               .28%  (a)
Portfolio  turnover                 4%               32%                 5%
Net assets, ending
  (in thousands)                $168,121          $182,781            $206,872

Financial  Highlights



                                               Periods Ended
                                June 30,        December 31,        December 31,
Money Market Portfolio           2001              2000                1999**
Net asset value, beginning      $1.00           $1.00               $1.00
Income from investment
   operations
  Net investment income           .024            .06                 .01
     Total from investment
      operations                  .024            .06                 .01
Distributions  from
  Net investment income          (.024)          (.06)               (.01)
Total increase (decrease) in
  net asset value                 -               -                   -
Net asset value, ending         $1.00           $1.00               $1.00

Total  return                    2.50%           6.43%*               .99%
Ratios to average net assets:
  Net investment  income         5.00%  (a)      6.24%               5.67%  (a)
  Total expenses                  .35%  (a)       .33%                .33%  (a)
  Expenses before offsets         .35%  (a)       .30%                .26%  (a)
  Net expenses                    .33%  (a)       .28%                .26%  (a)
Net assets, ending
  (in thousands)                $158,240        $139,320            $199,938

Financial  Highlights



                                                                    Period Ended
                                                                      June 30,
Select  Portfolio                                                       2001***
Net  asset  value,  beginning                                       $15.00
Income  from  investment  operations
     Net  investment  income  (loss)                                   -
     Net  realized  and  unrealized  gain  (loss)                     3.21
          Total  from  investment  operations                         3.21
Total  increase  (decrease)  in  net  asset  value                    3.21
Net  asset  value,  ending                                          $18.21

Total  return                                                        21.40%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                                   .07%  (a)
     Total  expenses                                                  2.16%  (a)
     Expenses  before  offsets                                        1.43%  (a)
     Net  expenses                                                    1.23%  (a)
Portfolio  turnover                                                     15%
Net  assets,  ending  (in  thousands)                                $13,467




                                                                    Period Ended
                                                                      June 30,
Micro  Cap  Portfolio                                                   2001***
Net  asset  value,  beginning                                        $15.00
Income  from  investment  operations
     Net  investment  income  (loss)                                    -
     Net  realized  and  unrealized  gain  (loss)                      4.42
          Total  from  investment  operations                          4.42
Total  increase  (decrease)  in  net  asset  value                     4.42
Net  asset  value,  ending                                           $19.42

Total  return                                                         29.47%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                                 (.67%)  (a)
     Total  expenses                                                  3.31%  (a)
     Expenses  before  offsets                                        2.04%  (a)
     Net  expenses                                                    1.44%  (a)
Portfolio  turnover                                                     89%
Net  assets,  ending  (in  thousands)                                $7,021




          (a)     Annualized
*     From  November  1,  1999  inception.
**    From  October  29,  1999  inception.
***   From  January  2,  2001  inception

* Total return would have been 6.18% without the payment by affiliate that was the result of a securities transaction to reimburse the effect of a loss to the Portfolio.